LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–61.49%
Australia–0.29%
BHP Group Ltd.	78,445	$2,207,607
CSL Ltd.	3,175	416,398
Fortescue Ltd.	16,907	208,980
Macquarie Group Ltd.	6,276	910,840
=πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	766	61,852
Santos Ltd.	11,950	53,216
†Telix Pharmaceuticals Ltd.	27,596	266,052
Transurban Group	114,126	1,042,137
Woolworths Group Ltd.	37,219	657,563
Worley Ltd.	27,953	259,876
		6,084,521
Austria–0.00%
Raiffeisen Bank International AG	849	29,245
		29,245
Belgium–0.02%
Elia Group SA	2,777	320,002
UCB SA	492	135,744
		455,746
Brazil–0.14%
B3 SA - Brasil Bolsa Balcao	376,634	944,725
Banco do Brasil SA	74,285	307,064
BB Seguridade Participacoes SA	89,634	559,807
†Eneva SA	73,065	228,026
Localiza Rent a Car SA	4,862	36,038
Lojas Renner SA	205,713	579,000
Rede D'Or Sao Luiz SA	10,777	85,410
Rumo SA	21,585	64,444
Vale SA	6,177	66,827
XP, Inc. Class A	3,109	58,418
		2,929,759
Canada–1.17%
Algoma Steel Group, Inc.	67,032	238,299
Alimentation Couche-Tard, Inc.	29,179	1,556,758
Barrick Mining Corp.	29,391	965,339
†CAE, Inc.	7,319	216,725
Cameco Corp.	74,095	6,213,607
Canadian National Railway Co.	12,981	1,224,133
Canadian Natural Resources Ltd.	35,909	1,148,200
Cenovus Energy, Inc.	39,878	677,098
†Eldorado Gold Corp.	9,297	268,590
FirstService Corp.	1,680	320,090
Fortis, Inc.	4,032	204,512
GFL Environmental, Inc.	7,318	346,839
Gildan Activewear, Inc.	6,604	381,520
Kinross Gold Corp.	49,837	1,236,883
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Lionsgate Studios Corp.	84,585	$583,636
Nutrien Ltd.	4,606	270,495
Power Corp. of Canada	2,608	112,850
RB Global, Inc.	5,992	649,015
Sun Life Financial, Inc.	33,436	2,007,794
Suncor Energy, Inc.	97,584	4,083,705
TC Energy Corp.	15,656	851,253
Teck Resources Ltd. Class B	22,483	986,267
Thomson Reuters Corp.	2,753	427,480
		24,971,088
Cayman Islands–0.05%
†Accelerant Holdings Class A	5,245	78,098
†Bullish	17,153	1,091,102
		1,169,200
Chile–0.00%
†=Wom New Holdco	399	9,177
		9,177
China–1.13%
Alibaba Group Holding Ltd. ADR	8,475	1,514,737
Belimo Holding AG	650	678,946
BYD Co. Ltd. Class H	253,000	3,582,727
Eastroc Beverage Group Co. Ltd. Class A	4,700	200,586
Great Wall Motor Co. Ltd. Class A	350,127	1,209,972
JD.com, Inc. Class A	61,100	1,087,433
Lenovo Group Ltd.	410,000	608,524
NetEase, Inc.	24,400	742,477
Nongfu Spring Co. Ltd. Class H	180	1,247
Pop Mart International Group Ltd.	45,400	1,556,515
SAIC Motor Corp. Ltd. Class A	363,500	874,224
Seres Group Co. Ltd. Class A	2,700	65,076
Shenzhou International Group Holdings Ltd.	46,000	364,420
Sungrow Power Supply Co. Ltd. Class A	10,200	232,100
Tencent Holdings Ltd.	104,127	8,871,324
Trip.com Group Ltd.	5,250	402,084
Weichai Power Co. Ltd. Class H	254,000	455,323
†Xiaomi Corp. Class B	60,000	416,348
Yum China Holdings, Inc.	24,531	1,074,932
		23,938,995
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia–0.00%
Grupo Cibest SA ADR	1,920	$99,725
		99,725
Czech Republic–0.01%
Komercni Banka AS	1,843	92,352
Moneta Money Bank AS	5,927	47,280
		139,632
Denmark–0.35%
Coloplast AS Class B	4,571	390,380
DSV AS	19,462	3,870,636
†Genmab AS	1,595	483,538
Novo Nordisk AS Class B	43,267	2,345,369
Pandora AS	2,812	366,380
		7,456,303
Faeroe Islands–0.02%
Vestas Wind Systems AS	26,163	492,970
		492,970
Finland–0.06%
Elisa OYJ	6,980	365,983
Kone OYJ Class B	7,580	516,160
Sampo OYJ Class A	40,097	460,308
		1,342,451
France–2.04%
Air Liquide SA	665	138,082
Airbus SE	13,830	3,205,208
AXA SA	6,782	323,592
Bouygues SA	13,076	588,284
Carrefour SA	31,273	473,454
Cie de Saint-Gobain SA	52,444	5,643,682
Dassault Systemes SE	30,791	1,030,642
Eiffage SA	6,391	815,615
Engie SA	56,368	1,208,096
EssilorLuxottica SA	29,210	9,465,149
Hermes International SCA	2,595	6,346,196
L'Oreal SA	603	260,881
LVMH Moet Hennessy Louis Vuitton SE	4,780	2,921,026
Orange SA	60,771	985,319
Renault SA	9,332	381,277
Safran SA	2,071	729,681
Sanofi SA	62,077	5,724,845
Schneider Electric SE	1,929	538,103
Societe Generale SA	15,885	1,051,102
Sodexo SA	5,997	377,034
Thales SA	3,466	1,084,865
		43,292,133
Georgia–0.00%
TBC Bank Group PLC	1,085	66,321
		66,321
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–0.46%
Allianz SE	3,377	$1,417,008
Bayer AG	24,229	803,033
Deutsche Bank AG	17,592	618,584
Deutsche Telekom AG	14,762	502,782
E.ON SE	40,634	764,018
Fresenius Medical Care AG	7,518	394,192
Merck KGaA	642	82,497
†Northern Data AG	5,262	108,421
SAP SE	10,953	2,930,652
†Siemens Energy AG	12,873	1,502,590
Symrise AG	7,712	670,379
		9,794,156
Greece–0.02%
Athens International Airport SA	12,548	152,918
Hellenic Telecommunications Organization SA	5,267	99,682
National Bank of Greece SA	6,807	98,818
OPAP SA	3,767	87,878
		439,296
Hong Kong–0.10%
AIA Group Ltd.	95	911
Geely Automobile Holdings Ltd.	165,000	414,517
Prudential PLC	61,470	860,605
Techtronic Industries Co. Ltd.	66,000	844,300
		2,120,333
Hungary–0.01%
OTP Bank Nyrt	2,846	245,803
		245,803
India–0.06%
Axis Bank Ltd.	2,775	35,367
Bajaj Finance Ltd.	2,840	31,951
Eicher Motors Ltd.	1,264	99,730
GAIL India Ltd.	25,747	51,121
Hindustan Aeronautics Ltd.	5,198	277,876
ICICI Bank Ltd.	2,620	39,777
Infosys Ltd.	20,347	330,406
ITC Ltd.	76,068	344,020
		1,210,248
Indonesia–0.03%
Astra International Tbk. PT	458,000	158,713
Bank Mandiri Persero Tbk. PT	948,600	250,455
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Bank Syariah Indonesia Tbk. PT	336,363	$52,276
Ciputra Development Tbk. PT	2,173,200	121,277
Mitra Adiperkasa Tbk. PT	862,700	58,238
Telkom Indonesia Persero Tbk. PT	227,400	41,755
		682,714
Ireland–1.16%
Accenture PLC Class A	8,094	1,995,980
†Aptiv PLC	8,750	754,425
Experian PLC	9,590	480,048
Medtronic PLC	88,604	8,438,645
TE Connectivity PLC	4,972	1,091,503
Trane Technologies PLC	28,105	11,859,186
		24,619,787
Israel–0.03%
†Teva Pharmaceutical Industries Ltd. ADR	36,220	731,644
		731,644
Italy–1.23%
Banca Monte dei Paschi di Siena SpA	167,092	1,479,156
FinecoBank Banca Fineco SpA	20,876	451,097
Intesa Sanpaolo SpA	1,675,079	11,040,648
Leonardo SpA	29,895	1,896,007
Mediobanca Banca di Credito Finanziario SpA	24,399	493,708
UniCredit SpA	142,279	10,769,246
		26,129,862
Japan–1.70%
Advantest Corp.	9,200	911,384
Asahi Intecc Co. Ltd.	18,600	302,045
Asahi Kasei Corp.	58,700	462,225
Bridgestone Corp.	4,700	217,639
Canon, Inc.	32,100	941,392
Dai-ichi Life Holdings, Inc.	103,800	818,412
Daiichi Sankyo Co. Ltd.	18,773	420,817
Daikin Industries Ltd.	95	10,972
Daiwa Securities Group, Inc.	66,100	537,480
Ebara Corp.	6,400	146,406
ENEOS Holdings, Inc.	229,000	1,455,436
Fast Retailing Co. Ltd.	800	243,649
FUJIFILM Holdings Corp.	20,783	517,309
Furukawa Electric Co. Ltd.	6,100	375,854
GMO Payment Gateway, Inc.	3,900	218,807
Idemitsu Kosan Co. Ltd.	75,500	518,700
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	16,300	$301,233
Japan Exchange Group, Inc.	56,000	625,756
Japan Post Bank Co. Ltd.	147,100	1,804,868
Japan Post Holdings Co. Ltd.	59,000	586,469
Japan Tobacco, Inc.	67,300	2,212,615
Kakaku.com, Inc.	18,600	319,339
Kansai Paint Co. Ltd.	16,971	276,739
Kawasaki Kisen Kaisha Ltd.	42,100	599,537
KDDI Corp.	30,600	488,429
Keyence Corp.	4,600	1,716,388
Komatsu Ltd.	21,200	739,710
Kuraray Co. Ltd.	27,700	319,079
LY Corp.	237,800	765,572
Mazda Motor Corp.	43,200	315,780
MISUMI Group, Inc.	22,600	352,483
Mitsubishi Corp.	11,000	262,643
Mitsubishi UFJ Financial Group, Inc.	31,961	517,393
Murata Manufacturing Co. Ltd.	118,400	2,254,152
Nexon Co. Ltd.	34,500	757,491
NIDEC Corp.	25,600	455,879
Nikon Corp.	21,500	250,786
Nintendo Co. Ltd.	4,800	415,620
Nippon Paint Holdings Co. Ltd.	56	382
Nippon Steel Corp.	19,600	80,780
Nippon Yusen KK	10,800	368,873
Nissan Chemical Corp.	11,400	413,957
†Nissan Motor Co. Ltd.	127,600	313,898
Nomura Holdings, Inc.	83,100	609,968
Obayashi Corp.	26,900	441,830
Olympus Corp.	72,800	921,045
Rakus Co. Ltd.	32,442	297,909
†Rakuten Group, Inc.	63,000	408,924
Santen Pharmaceutical Co. Ltd.	24,363	270,096
Shimizu Corp.	54,800	770,576
Socionext, Inc.	17,600	332,042
SoftBank Group Corp.	7,700	972,881
Sumitomo Mitsui Financial Group, Inc.	16,100	454,634
Suzuki Motor Corp.	74,200	1,084,012
TDK Corp.	16,000	232,451
TOTO Ltd.	18,900	497,661
Toyota Motor Corp.	90,300	1,739,932
Toyota Tsusho Corp.	24,900	690,670
Trend Micro, Inc.	10,456	572,699
Yaskawa Electric Corp.	13,000	277,520
		36,189,228
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jersey–0.00%
†Wizz Air Holdings PLC	6,235	$96,852
		96,852
Kazakhstan–0.01%
Halyk Savings Bank of Kazakhstan JSC GDR	3,455	86,893
Kaspi.KZ JSC ADR	1,646	134,446
		221,339
Macau–0.03%
Wynn Macau Ltd.	596,859	553,759
		553,759
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	52,148
Frontken Corp. Bhd.	118,700	117,050
		169,198
Mexico–0.13%
Cemex SAB de CV	192,173	172,723
Fomento Economico Mexicano SAB de CV	5,987	58,992
Fresnillo PLC	34,808	1,104,793
Grupo Aeroportuario del Sureste SAB de CV Class B	6,212	200,635
Grupo Financiero Banorte SAB de CV Class O	105,817	1,062,764
Grupo Mexico SAB de CV	16,639	144,789
Promotora y Operadora de Infraestructura SAB de CV	5,796	79,337
		2,824,033
Netherlands–1.09%
†Argenx SE	1,624	1,176,789
†Argenx SE ADR	522	385,006
ASML Holding NV	13,001	12,639,980
ING Groep NV	139,814	3,623,583
Koninklijke Ahold Delhaize NV	4,700	190,096
Koninklijke Vopak NV	3,702	169,681
NXP Semiconductors NV	9,201	2,095,344
Prosus NV	24,259	1,707,169
Wolters Kluwer NV	8,298	1,131,565
		23,119,213
Norway–0.06%
DNB Bank ASA	9,146	248,823
Kongsberg Gruppen ASA	19,599	626,391
Telenor ASA	30,950	512,962
		1,388,176
Philippines–0.01%
Ayala Land, Inc.	155,300	64,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Bloomberry Resorts Corp.	351,100	$24,975
DigiPlus Interactive Corp.	66,110	28,682
International Container Terminal Services, Inc.	8,020	64,987
Metropolitan Bank & Trust Co.	47,680	55,708
		239,327
Poland–0.05%
LPP SA	43	209,165
Powszechna Kasa Oszczednosci Bank Polski SA	6,565	127,303
Powszechny Zaklad Ubezpieczen SA	52,412	783,876
		1,120,344
Portugal–0.01%
Jeronimo Martins SGPS SA	5,013	121,830
		121,830
Republic of Korea–0.32%
GS Engineering & Construction Corp.	10,074	132,113
HD Hyundai Heavy Industries Co. Ltd.	1,141	418,813
HD Hyundai Marine Solution Co. Ltd.	1,727	258,487
HD Hyundai Mipo	3,302	478,926
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,436	420,652
KB Financial Group, Inc.	2,314	190,490
†Krafton, Inc.	2,633	548,913
KT&G Corp.	5,461	520,003
Misto Holdings Corp.	2,328	63,964
NAVER Corp.	7,471	1,429,716
Samsung Electronics Co. Ltd.	25,634	1,532,869
SK Hynix, Inc.	3,346	828,720
		6,823,666
Saudi Arabia–0.04%
Al Rajhi Bank	10,573	302,231
Elm Co.	317	75,696
Etihad Etisalat Co.	12,938	233,044
†Rasan Information Technology Co.	4,083	111,487
Saudi Basic Industries Corp.	3,623	59,462
Saudi National Bank	4,940	51,610
Yanbu National Petrochemical Co.	8,920	83,106
		916,636
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.01%
UOL Group Ltd.	22,394	$135,584
		135,584
South Africa–0.15%
FirstRand Ltd.	151,573	681,596
Harmony Gold Mining Co. Ltd.	49,497	902,410
Kumba Iron Ore Ltd.	7,185	135,151
Mr. Price Group Ltd.	23,471	276,841
Valterra Platinum Ltd.	15,044	1,076,138
Vodacom Group Ltd.	6,305	48,662
		3,120,798
Spain–0.57%
Banco Bilbao Vizcaya Argentaria SA	151,815	2,912,417
Banco de Sabadell SA	181,504	703,213
Bankinter SA	59,604	938,057
CaixaBank SA	193,604	2,033,434
†Cellnex Telecom SA	114,786	3,974,207
Industria de Diseno Textil SA	13,447	741,537
Repsol SA	40,889	723,207
		12,026,072
Sweden–0.21%
Assa Abloy AB Class B	5,314	184,351
Atlas Copco AB Class A	49,238	831,059
EQT AB	5,309	183,613
Evolution AB	8,000	657,206
Investor AB Class B	17,463	545,441
†Spotify Technology SA	1,268	885,064
SSAB AB Class A	23,984	143,327
SSAB AB Class B	39,349	228,210
†=πVoltage, Inc.	1,948	0
Volvo AB Class B	24,707	707,271
		4,365,542
Switzerland–0.65%
ABB Ltd.	7,039	506,847
Alcon AG	8,637	642,960
Geberit AG	1,248	936,255
Holcim AG	12,843	1,086,424
Logitech International SA	1,511	164,719
Nestle SA	19,266	1,768,440
Novartis AG	30,538	3,840,795
Partners Group Holding AG	1,711	2,221,366
Roche Holding AG	1,732	565,476
SGS SA	2,535	262,655
STMicroelectronics NV	18,800	526,421
UBS Group AG	7,233	295,389
Zurich Insurance Group AG	1,407	1,001,452
		13,819,199
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–1.20%
Accton Technology Corp.	16,000	$548,592
Airtac International Group	15,000	370,595
ASMedia Technology, Inc.	5,000	242,798
ASPEED Technology, Inc.	5,000	828,466
eMemory Technology, Inc.	4,000	264,453
Genius Electronic Optical Co. Ltd.	26,685	374,735
Global Unichip Corp.	4,000	175,865
International Games System Co. Ltd.	10,000	258,219
King Slide Works Co. Ltd.	5,000	539,734
MediaTek, Inc.	12,060	520,339
Realtek Semiconductor Corp.	48,682	878,506
Taiwan Semiconductor Manufacturing Co. Ltd.	454,000	19,439,268
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,998	837,311
TS Financial Holding Co. Ltd.	240,000	141,742
		25,420,623
Thailand–0.02%
CP ALL PCL	123,500	180,076
Krungthai Card PCL	123,000	113,871
†True Corp. PCL NVDR	236,100	75,774
		369,721
Turkey–0.02%
Akbank TAS	129,383	195,114
Turkiye Is Bankasi AS Class C	562,375	191,394
		386,508
United Arab Emirates–0.03%
Abu Dhabi Commercial Bank PJSC	20,898	82,954
Air Arabia PJSC	82,348	84,073
Aldar Properties PJSC	40,946	105,680
Borouge PLC	124,985	85,750
Emaar Development PJSC	17,079	62,540
Emaar Properties PJSC	84,409	299,897
†=NMC Health PLC	123,425	0
		720,894
United Kingdom–2.64%
Admiral Group PLC	17,453	786,799
AstraZeneca PLC	1,820	273,704
B&M European Value Retail SA	85,542	301,074
BAE Systems PLC	419,493	11,616,382
BP PLC	78,407	448,951
British American Tobacco PLC	13,154	698,256
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Bunzl PLC	19,636	$619,542
Compass Group PLC	185,038	6,293,606
†Genius Sports Ltd.	51,601	638,820
GSK PLC	57,117	1,209,478
Imperial Brands PLC	14,031	595,924
J Sainsbury PLC	220,576	990,820
Lion Finance Group PLC	854	87,864
Lloyds Banking Group PLC	480,784	541,985
Marks & Spencer Group PLC	113,911	558,410
National Grid PLC	604,098	8,672,915
NatWest Group PLC	145,112	1,017,960
RELX PLC	145,105	6,941,544
Rolls-Royce Holdings PLC	286,145	4,579,551
Schroders PLC	46,351	234,389
Shell PLC	241,530	8,638,913
St. James's Place PLC	17,698	302,286
		56,049,173
United States–44.11%
Abbott Laboratories	4,040	541,118
AbbVie, Inc.	3,077	712,449
†Adobe, Inc.	9,687	3,417,089
†Advanced Micro Devices, Inc.	20,246	3,275,600
Air Products & Chemicals, Inc.	12,490	3,406,273
†Airbnb, Inc. Class A	11,415	1,386,009
Alphabet, Inc. Class C	155,541	37,882,011
Altria Group, Inc.	32,310	2,134,399
†Amazon.com, Inc.	184,752	40,565,997
†AMC Networks, Inc. Class A	10,929	90,055
†Amentum Holdings, Inc.	12,256	293,531
Ameren Corp.	1,772	184,961
Amgen, Inc.	2,554	720,739
Amphenol Corp. Class A	14,238	1,761,953
Analog Devices, Inc.	7,985	1,961,915
Apollo Global Management, Inc.	49,306	6,571,011
Apple, Inc.	190,245	48,442,084
Applied Materials, Inc.	5,215	1,067,719
Archer-Daniels-Midland Co.	18,737	1,119,348
AT&T, Inc.	67,443	1,904,590
†Autodesk, Inc.	15,521	4,930,556
†AutoNation, Inc.	997	218,114
†Avaya Holdings Corp.	121	1,336
Ball Corp.	10,899	549,528
Bank of America Corp.	290,383	14,980,859
Best Buy Co., Inc.	5,641	426,572
†Boeing Co.	52,632	11,359,565
Booking Holdings, Inc.	647	3,493,328
†Boston Scientific Corp.	114,366	11,165,553
Bristol-Myers Squibb Co.	37,412	1,687,281
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Broadcom, Inc.	79,694	$26,291,848
†Cadence Design Systems, Inc.	8,552	3,003,976
†Caesars Entertainment, Inc.	10,015	270,655
Capital One Financial Corp.	47,209	10,035,689
†=Caresyntax, Inc.	2,497	824
†CarMax, Inc.	29,411	1,319,672
Carrier Global Corp.	13,473	804,338
†Centene Corp.	12,816	457,275
Century Communities, Inc.	6,492	411,398
CF Industries Holdings, Inc.	8,395	753,032
†Charles River Laboratories International, Inc.	2,390	373,939
†Charter Communications, Inc. Class A	2,705	744,159
Cheniere Energy, Inc.	3,638	854,857
Chevron Corp.	44,477	6,906,833
†Chipotle Mexican Grill, Inc.	17,316	678,614
Cisco Systems, Inc.	112,303	7,683,771
Citigroup, Inc.	155,770	15,810,655
Coca-Cola Co.	30,279	2,008,103
Cognizant Technology Solutions Corp. Class A	10,760	721,673
†Coinbase Global, Inc. Class A	990	334,115
Comerica, Inc.	1,401	95,997
†Confluent, Inc. Class A	133,833	2,649,893
†Core Scientific, Inc.	42,006	753,588
Costco Wholesale Corp.	16,707	15,464,500
CRH PLC	61,813	7,411,379
†Crowdstrike Holdings, Inc. Class A	3,655	1,792,339
†=πCrown PropTech Acquisitions	7,060	0
†=Crown PropTech Acquisitions Class A	8,069	91,825
CVS Health Corp.	7,155	539,415
Danaher Corp.	10,197	2,021,657
†Datadog, Inc. Class A	23,813	3,390,971
†DaVita, Inc.	1,693	224,949
†Dayforce, Inc.	5,064	348,859
†Deckers Outdoor Corp.	2,493	252,715
Dell Technologies, Inc. Class C	14,238	2,018,521
Delta Air Lines, Inc.	71,916	4,081,233
Devon Energy Corp.	3,012	105,601
†Dexcom, Inc.	5,393	362,895
Digital Realty Trust, Inc.	1,967	340,055
Dillard's, Inc. Class A	338	207,694
Dollar General Corp.	20,333	2,101,416
DR Horton, Inc.	35,142	5,955,515
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†DraftKings, Inc. Class A	40,597	$1,518,328
Duke Energy Corp.	12,600	1,559,250
DuPont de Nemours, Inc.	8,362	651,400
Eaton Corp. PLC	2,484	929,637
eBay, Inc.	11,187	1,017,458
†EchoStar Corp. Class A	23,089	1,763,076
†Edwards Lifesciences Corp.	8,025	624,104
Eli Lilly & Co.	22,802	17,397,926
EMCOR Group, Inc.	765	496,898
EOG Resources, Inc.	25,299	2,836,524
†EPAM Systems, Inc.	617	93,037
†=πEpic Games, Inc.	3,175	2,220,659
EQT Corp.	77,545	4,220,774
Eversource Energy	7,233	514,556
†=πExo, Inc.	1,035	373
FactSet Research Systems, Inc.	1,089	311,988
†Fair Isaac Corp.	524	784,182
†=πFanatics Holdings, Inc.	37,931	2,320,239
†=πFarmers Business Network, Inc.	24,139	25,587
Fidelity National Information Services, Inc.	6,712	442,589
†Figma, Inc. Class A	2,897	150,267
First Citizens BancShares, Inc. Class A	251	449,079
First Horizon Corp.	7,872	177,986
†Fiserv, Inc.	14,039	1,810,048
Flagstar Financial, Inc.	68,360	789,558
Flowco Holdings, Inc. Class A	20,291	301,321
†Flutter Entertainment PLC	8,774	2,228,596
Ford Motor Co.	101,447	1,213,306
Fortive Corp.	11,136	545,553
Fox Corp. Class A	35,725	2,252,819
Freeport-McMoRan, Inc.	163,797	6,424,118
GE HealthCare Technologies, Inc.	4,424	332,242
GE Vernova, Inc.	3,153	1,938,780
Gen Digital, Inc.	19,085	541,823
General Dynamics Corp.	2,445	833,745
General Electric Co.	23,350	7,024,147
General Mills, Inc.	11,250	567,225
Gilead Sciences, Inc.	6,200	688,200
Goldman Sachs Group, Inc.	2,486	1,979,726
Graco, Inc.	4,717	400,756
†=πGrand Rounds, Inc.	1,035,048	910,842
Hewlett Packard Enterprise Co.	43,666	1,072,437
Hilton Worldwide Holdings, Inc.	16,201	4,203,187
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Home Depot, Inc.	25,351	$10,271,972
Honeywell International, Inc.	4,077	858,209
Howmet Aerospace, Inc.	12,587	2,469,947
HP, Inc.	15,270	415,802
†HubSpot, Inc.	191	89,350
Huntington Ingalls Industries, Inc.	3,561	1,025,248
†iHeartMedia, Inc. Class A	721	2,069
†Incyte Corp.	6,552	555,675
†Insmed, Inc.	2,740	394,587
†Intel Corp.	35,100	1,177,605
Interactive Brokers Group, Inc. Class A	3,508	241,385
Interpublic Group of Cos., Inc.	24,353	679,692
Intuit, Inc.	8,570	5,852,539
†Intuitive Surgical, Inc.	15,834	7,081,440
Invesco Ltd.	42,478	974,445
Jabil, Inc.	9,120	1,980,590
†=πJawbone, Inc.	32,637	0
JPMorgan Chase & Co.	59,651	18,815,715
Keurig Dr. Pepper, Inc.	31,180	795,402
Lam Research Corp.	23,387	3,131,519
Las Vegas Sands Corp.	54,437	2,928,166
†Live Nation Entertainment, Inc.	39,258	6,414,757
Lockheed Martin Corp.	3,609	1,801,649
Louisiana-Pacific Corp.	4,486	398,536
†Lumen Technologies, Inc.	127,108	777,901
†M/I Homes, Inc.	1,645	237,604
MarketAxess Holdings, Inc.	708	123,369
Marsh & McLennan Cos., Inc.	36,860	7,428,396
†Masimo Corp.	11,868	1,751,123
Mastercard, Inc. Class A	19,575	11,134,456
Match Group, Inc.	71,140	2,512,665
McDonald's Corp.	9,445	2,870,241
McKesson Corp.	13,856	10,704,314
Meritage Homes Corp.	5,121	370,914
Meta Platforms, Inc. Class A	47,540	34,912,425
†MGM Resorts International	43,203	1,497,416
Microchip Technology, Inc.	12,320	791,190
Micron Technology, Inc.	58,703	9,822,186
Microsoft Corp.	116,639	60,413,170
†πMNTN, Inc.	20,836	386,508
†MongoDB, Inc.	3,854	1,196,205
Mosaic Co.	24,707	856,839
MSCI, Inc.	2,043	1,159,219
=πMythic AI, Inc.	685	0
†Netflix, Inc.	9,201	11,031,263
NextEra Energy, Inc.	97,292	7,344,573
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NRG Energy, Inc.	11,088	$1,795,702
Nucor Corp.	2,764	374,329
NVIDIA Corp.	347,480	64,832,818
Omnicom Group, Inc.	14,315	1,167,102
OneMain Holdings, Inc.	6,207	350,447
Oracle Corp.	31,987	8,996,024
Otis Worldwide Corp.	14,869	1,359,473
†Palantir Technologies, Inc. Class A	27,562	5,027,860
†Palladyne AI Corp.	2,338	20,083
Paramount Skydance Corp.	4,180	79,086
†PayPal Holdings, Inc.	23,606	1,583,018
Pfizer, Inc.	73,156	1,864,015
Philip Morris International, Inc.	44,471	7,213,196
Phillips 66	6,211	844,820
PNC Financial Services Group, Inc.	3,152	633,331
Principal Financial Group, Inc.	21,087	1,748,323
Progressive Corp.	45,996	11,358,712
†Pure Storage, Inc. Class A	972	81,463
QUALCOMM, Inc.	7,526	1,252,025
Raymond James Financial, Inc.	607	104,768
Regeneron Pharmaceuticals, Inc.	535	300,814
†=πRelativity Space, Inc.	406	418
†Robinhood Markets, Inc. Class A	3,631	519,887
†ROBLOX Corp. Class A	4,770	660,740
Royalty Pharma PLC Class A	4,413	155,691
RTX Corp.	2,012	336,668
S&P Global, Inc.	1,655	805,505
Salesforce, Inc.	37,748	8,946,276
†=πSalt Pay Co. Ltd.	331	108,287
†ServiceNow, Inc.	3,835	3,529,274
†ServiceTitan, Inc. Class A	35,878	3,617,579
†Six Flags Entertainment Corp.	17,881	406,256
Skyworks Solutions, Inc.	16,767	1,290,724
SLM Corp.	7,494	207,434
†=πSnorkel AI, Inc.	4,461	27,301
†Snowflake, Inc. Class A	5,909	1,332,775
Solaris Energy Infrastructure, Inc. Class A	34,628	1,384,081
†=Source Global PBC	8,696	696
†Starz Entertainment Corp.	3,456	50,907
State Street Corp.	4,850	562,649
Stryker Corp.	25,162	9,301,637
Synchrony Financial	15,361	1,091,399
T. Rowe Price Group, Inc.	14,732	1,512,092
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Take-Two Interactive Software, Inc.	2,729	$705,064
Tapestry, Inc.	12,751	1,443,668
Targa Resources Corp.	1,295	216,964
TD SYNNEX Corp.	2,778	454,898
†Tesla, Inc.	36,831	16,379,482
Textron, Inc.	23,780	2,009,172
Thermo Fisher Scientific, Inc.	4,352	2,110,807
TJX Cos., Inc.	57,180	8,264,797
T-Mobile U.S., Inc.	3,066	733,939
Toll Brothers, Inc.	9,334	1,289,399
TransDigm Group, Inc.	5,356	7,059,315
†Tri Pointe Homes, Inc.	11,199	380,430
†Uber Technologies, Inc.	52,306	5,124,419
Union Pacific Corp.	17,922	4,236,223
†United Airlines Holdings, Inc.	28,311	2,732,012
UnitedHealth Group, Inc.	3,431	1,184,724
Universal Health Services, Inc. Class B	2,704	552,806
Valero Energy Corp.	27,814	4,735,612
†=πVerge Analytics, Inc.	108,057	20,531
VeriSign, Inc.	2,145	599,678
Verizon Communications, Inc.	76,141	3,346,397
†Vertex Pharmaceuticals, Inc.	7,261	2,843,698
Vertiv Holdings Co. Class A	75,794	11,434,283
Viatris, Inc.	82,508	816,829
VICI Properties, Inc.	31,747	1,035,270
Visa, Inc. Class A	6,173	2,107,339
Vistra Corp.	47,678	9,341,074
Walmart, Inc.	171,322	17,656,445
Walt Disney Co.	55,979	6,409,595
†Warner Bros Discovery, Inc.	33,356	651,443
Waste Management, Inc.	3,685	813,759
†Waters Corp.	3,635	1,089,809
Wells Fargo & Co.	160,173	13,425,701
Welltower, Inc.	1,172	208,780
West Pharmaceutical Services, Inc.	293	76,863
Western Digital Corp.	7,897	948,114
Williams Cos., Inc.	100,907	6,392,458
†Wolfspeed, Inc.	1,192	94,009
†Workday, Inc. Class A	5,328	1,282,609
Wynn Resorts Ltd.	1,559	199,973
†XPO, Inc.	3,609	466,535
Zimmer Biomet Holdings, Inc.	11,807	1,162,990
Zoetis, Inc.	6,237	912,598
†Zoom Communications, Inc. Class A	1,088	89,760
		938,046,564
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Uruguay–0.04%
†MercadoLibre, Inc.	365	$852,983
		852,983
Total Common Stock (Cost $882,957,220)		1,307,548,371
ΔCONVERTIBLE PREFERRED STOCKS–0.58%
United States–0.58%
†=πDatabricks, Inc. Series F	60,501	9,075,150
†=πDatabricks, Inc. Series G	16,533	2,479,950
Wells Fargo & Co. Series L Class A	617	761,557
Total Convertible Preferred Stocks (Cost $5,498,082)		12,316,657
ΔPREFERRED STOCKS–0.84%
Brazil–0.09%
Banco Bradesco SA 8.71%	471,187	1,568,779
Gerdau SA 3.85%	115,428	361,102
		1,929,881
United Kingdom–0.03%
†=π10X Future Technologies Services Ltd. Series D	46,779	592,641
		592,641
United States–0.72%
†=πBreeze Aviation Group, Inc. Series B	1,998	311,968
†=πBytedance Ltd. Series E1	23,481	5,937,640
•Citigroup Capital XIII 10.94% (3 mo. USD Term SOFR + 6.63%) 10/30/40	51,122	1,542,351
†Cohesity Global, Inc. Series G 1	2,783	66,096
†Cohesity Global, Inc. Series G	4,028	95,665
†=πDream Finders Homes, Inc.	2,409	2,390,932
†=πExo, Inc. Series D	48,140	35,624
†=πJumpcloud, Inc. Series E1 Series E-1	491,634	1,160,256
†=πJumpcloud, Inc. Series F Series F	32,336	76,313
†=Lessen Holdings, Inc.	53,911	19,947
†=πLoadsmart, Inc. Series C Series C	96,249	564,982
†=πLoadsmart, Inc. Series D Series D	8,526	78,183
=πNeon Pagamentos SA	3,076	1,224,217
†=πNoodle Partners, Inc. Series C	69,413	104,814
†=πPsiQuantum Corp. Series D	14,776	606,555
†=πSambaNova Systems, Inc. Series C Series C	16,831	374,490
†=πSambaNova Systems, Inc. Series D Series D	5,355	162,257
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
†=πSnorkel AI, Inc. Series C	15,980	$122,087
†=πUrsa Major Technologies, Inc.	102,993	456,259
		15,330,636
Total Preferred Stocks (Cost $20,918,001)		17,853,158
ΔRIGHTS–0.00%
United States–0.00%
†=Walgreens Boots Alliance, Inc.	30,243	16,029
Total Rights (Cost $16,029)		16,029
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	278
		278
United States–0.00%
†=Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	0
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	3,066
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	98
†=Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	1,111
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	8,968
=πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	3,371	4,247
=πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	33,652	17,836
		35,326
Total Warrants (Cost $153,096)		35,604

Principal Amount°
ΔCONVERTIBLE BONDS–0.35%
Austria–0.03%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	500,000	561,343
561,343
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Chile–0.01%
WOM Chile Holdco SpA 5.00%, exercise price $5.0000 4/1/32	210,253	$187,125
		187,125
China–0.04%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	900,130
		900,130
France–0.03%
Schneider Electric SE 1.25%, exercise price $1.2500 9/23/33	500,000	592,855
		592,855
Germany–0.03%
TAG Immobilien AG 0.63%, exercise price $0.6250 3/11/31	200,000	245,385
Vonovia SE 0.88%, exercise price $0.8750 5/20/32	300,000	353,291
		598,676
India–0.00%
‡=REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	0
		0
Italy–0.01%
☐Nexi SpA 0.00%, exercise price $0.0100 2/24/28	300,000	322,506
		322,506
Mexico–0.04%
Fomento Economico Mexicano SAB de CV 2.63%, exercise price $2.6250 2/24/26	800,000	937,706
		937,706
Spain–0.02%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	200,000	212,077
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	241,061
		453,138
United States–0.14%
AMC Networks, Inc. 4.25%, exercise price $4.2500 2/15/29	417,000	397,192
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
United States (continued)
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	$116,220
DISH Network Corp.
^0.00%, exercise price $0.0100 12/15/25	653,000	643,443
3.38%, exercise price $3.3750 8/15/26	195,000	187,395
Solaris Energy Infrastructure, Inc. 4.75%, exercise price $4.7500 5/1/30	878,000	1,571,537
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	20,805
Wolfspeed, Inc.
2.50%, exercise price $2.5000 6/15/31	12,000	10,959
2.50%, exercise price $2.5000 6/15/31	7,000	6,393
		2,953,944
Total Convertible Bonds (Cost $6,296,955)		7,507,423
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.76% (30 day USD SOFR Average + 3.40%) 1/25/42	138,145	141,694
Total Agency Collateralized Mortgage Obligations (Cost $120,811)		141,694
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class X1 0.92% 5/25/29	5,960,493	121,613
Class X1 1.12% 10/25/30	1,690,800	69,717
Class XFX 1.46% 12/25/29	927,074	36,789
Class X1 1.52% 7/25/30	272,995	14,799
Class X1 1.69% 4/25/30	535,280	30,991
Class X1 1.76% 4/25/30	260,972	15,601
•Federal National Mortgage Association-ACES 3.87% 9/25/30	58,992	57,930
Total Agency Commercial Mortgage-Backed Securities (Cost $352,155)		347,440
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔAGENCY MORTGAGE-BACKED SECURITY–0.62%
United States–0.62%
Uniform Mortgage-Backed Security, TBA 3.50% 10/1/55		14,543,000	$13,285,339
Total Agency Mortgage-Backed Security (Cost $13,356,837)			13,285,339
ΔCORPORATE BONDS–9.24%
Argentina–0.00%
Telecom Argentina SA 9.25% 5/28/33		17,886	17,571
Vista Energy Argentina SAU 8.50% 6/10/33		33,000	33,510
			51,081
Australia–0.08%
AGL Energy Ltd. 5.77% 9/30/35	AUD	200,000	132,263
Mineral Resources Ltd.
8.50% 5/1/30		262,000	272,519
9.25% 10/1/28		93,000	97,446
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	129,189
Port of Newcastle Investments Financing Pty. Ltd. 6.10% 7/18/33	AUD	180,000	122,358
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	704,256
Scentre Group Trust 1 5.35% 9/18/35	AUD	430,000	280,858
			1,738,889
Austria–0.01%
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	192,253
			192,253
Brazil–0.00%
@Samarco Mineracao SA
9.50% 6/30/31		11,477	11,536
9.50% 6/30/31		8,794	8,840
Suzano Austria GmbH 3.13% 1/15/32		45,000	40,380
Vale Overseas Ltd. 6.40% 6/28/54		12,000	12,335
			73,091
Canada–0.13%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30		388,000	365,660
4.38% 1/15/28		87,000	85,485
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	692,528
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Bausch & Lomb Corp. 8.38% 10/1/28		417,000	$434,592
•Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 5.87% (3 mo. EURIBOR + 3.88%) 1/15/31	EUR	128,000	152,263
Bombardier, Inc.
7.00% 6/1/32		180,000	188,133
7.25% 7/1/31		125,000	132,504
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		177,000	165,998
6.25% 9/15/27		100,000	99,758
Garda World Security Corp. 4.63% 2/15/27		175,000	173,672
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00% 2/15/29		200,000	209,038
			2,699,631
Chile–0.00%
WOM Mobile SA 11.00% 4/1/31		8,411	8,127
			8,127
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	3,642
11.75% 4/17/22		204,000	2,040
			5,682
Colombia–0.00%
Ecopetrol SA 8.88% 1/13/33		77,000	83,467
			83,467
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	213,454
			213,454
Czech Republic–0.02%
Czechoslovak Group AS 5.25% 1/10/31	EUR	300,000	365,902
			365,902
Denmark–0.01%
•SGL Group ApS 6.28% (3 mo. EURIBOR + 4.25%) 2/24/31	EUR	160,000	182,913
			182,913
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Finland–0.01%
Mehilainen Yhtiot OYJ 5.13% 6/30/32	EUR	207,000	$248,183
			248,183
France–0.47%
Afflelou SAS 6.00% 7/25/29	EUR	324,000	396,789
μAir France-KLM 5.75% 5/21/30	EUR	200,000	239,606
Altice France SA 4.25% 10/15/29	EUR	161,000	163,930
φAtos SE
1.00% 12/18/32	EUR	300,771	182,308
5.00% 12/18/30	EUR	389,161	430,882
9.00% 12/18/29	EUR	427,866	577,896
•Bertrand Franchise Finance SAS 5.77% (3 mo. EURIBOR + 3.75%) 7/18/30	EUR	359,000	402,995
μElectricite de France SA
4.38% 1/6/31	EUR	200,000	233,049
5.13% 9/17/29	EUR	200,000	242,311
7.38% 6/17/35	GBP	200,000	274,331
ELO SACA 2.88% 1/29/26	EUR	100,000	116,894
Forvia SE
2.75% 2/15/27	EUR	101,000	118,280
6.75% 9/15/33		200,000	202,912
Goldstory SAS
• 6.02% (3 mo. EURIBOR + 4.00%) 2/1/30	EUR	346,000	411,230
6.75% 2/1/30	EUR	500,000	609,539
iliad SA 4.25% 1/9/32	EUR	300,000	354,127
Loxam SAS 6.38% 5/31/29	EUR	637,200	774,864
Maya SAS/Paris France
5.63% 10/15/28	EUR	1,000,000	1,190,764
7.00% 10/15/28		400,000	406,412
8.50% 4/15/31		230,000	246,673
New Immo Holding SA
4.88% 12/8/28	EUR	400,000	475,212
5.88% 4/17/28	EUR	100,000	121,225
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	238,908
5.50% 10/9/34	EUR	400,000	493,986
6.13% 9/24/30	EUR	200,000	234,693
μSociete Generale SA 8.13% 11/21/29		301,000	315,301
μUnibail-Rodamco-Westfield SE 4.75% 6/11/31	EUR	300,000	357,765
μVeolia Environnement SA 4.32% 10/24/32	EUR	100,000	117,638
Worldline SA 5.50% 6/10/30	EUR	100,000	90,994
			10,021,514
Germany–0.49%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	202,000	225,594
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Alstria Office AG 5.50% 3/20/31	EUR	200,000	$244,160
•APCOA Group GmbH 6.15% (3 mo. EURIBOR + 4.13%) 4/15/31	EUR	157,000	185,515
μBayer AG 5.38% 3/25/82	EUR	400,000	482,556
BRANICKS Group AG 2.25% 9/22/26	EUR	100,000	92,739
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	232,462
6.50% 10/9/29	EUR	200,000	251,427
7.88% 10/9/31	EUR	200,000	265,073
φDEMIRE Deutsche Mittelstand Real Estate AG 5.00% 12/31/27	EUR	528,455	583,590
μDeutsche Bank AG
4.50% 11/30/26	EUR	200,000	233,049
4.63% 10/30/27	EUR	1,000,000	1,156,675
7.13% 10/30/30	EUR	200,000	247,725
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	500,000	605,733
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	158,253
Fressnapf Holding SE 5.25% 10/31/31	EUR	152,000	180,856
@IHO Verwaltungs GmbH
7.00% 11/15/31	EUR	275,000	349,485
8.75% 5/15/28	EUR	477,216	586,806
Mahle GmbH 6.50% 5/2/31	EUR	574,000	697,596
PCF GmbH
4.75% 4/15/29	EUR	100,000	90,636
• 6.78% (3 mo. EURIBOR + 4.75%) 4/15/29	EUR	145,440	131,212
•PrestigeBidCo GmbH 5.78% (3 mo. EURIBOR + 3.75%) 7/1/29	EUR	262,000	309,347
Progroup AG
5.13% 4/15/29	EUR	168,000	200,759
5.38% 4/15/31	EUR	116,000	137,514
Schaeffler AG
4.25% 4/1/28	EUR	100,000	119,329
5.38% 4/1/31	EUR	100,000	122,936
Techem Verwaltungsgesellschaft 675 GmbH 4.63% 7/15/32	EUR	100,000	117,658
@Tele Columbus AG 10.00% 1/1/29	EUR	465,451	368,240
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,431,598
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	136,209
6.25% 4/15/29	EUR	389,000	477,513
			10,422,245
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Greece–0.03%
μEurobank SA 4.00% 2/7/36	EUR	272,000	$320,946
μNational Bank of Greece SA 5.88% 6/28/35	EUR	173,000	218,502
			539,448
Hong Kong–0.03%
AIA Group Ltd. 5.40% 9/30/54		200,000	196,586
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	182,406
Studio City Finance Ltd. 5.00% 1/15/29		200,000	192,714
			571,706
India–0.03%
μAxis Bank Ltd. 4.10% 9/8/26		200,000	197,011
Muthoot Finance Ltd. 6.38% 3/2/30		415,000	421,693
			618,704
Indonesia–0.03%
μBank Negara Indonesia Persero Tbk. PT 4.30% 3/24/27		200,000	193,683
Freeport Indonesia PT
4.76% 4/14/27		246,000	246,512
6.20% 4/14/52		200,000	204,256
			644,451
Ireland–0.15%
Adient Global Holdings Ltd. 7.50% 2/15/33		256,000	265,079
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	389,705
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13% 8/15/26	EUR	249,000	286,429
2.13% 8/15/26	EUR	611,000	697,569
eircom Finance DAC 5.00% 4/30/31	EUR	312,000	375,195
Flutter Treasury DAC
4.00% 6/4/31	EUR	277,000	325,895
6.13% 6/4/31	GBP	131,000	177,557
Perrigo Finance Unlimited Co. 5.38% 9/30/32	EUR	114,000	138,353
Virgin Media O2 Vendor Financing Notes V DAC 7.88% 3/15/32	GBP	164,000	227,950
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28		407,000	398,677
			3,282,409
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Israel–0.03%
Teva Pharmaceutical Finance Netherlands II BV 7.88% 9/15/31	EUR	506,000	$712,087
			712,087
Italy–0.40%
μA2A SpA 5.00% 6/11/29	EUR	125,000	152,837
Agrifarma SpA 4.50% 10/31/28	EUR	1,022,000	1,205,878
Almaviva-The Italian Innovation Co. SpA 5.00% 10/30/30	EUR	431,000	514,029
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	245,694
Bubbles Bidco SpA
• 6.25% (3 mo. EURIBOR + 4.25%) 9/30/31	EUR	251,000	296,952
6.50% 9/30/31	EUR	156,000	187,590
•Cedacri SpA 6.66% (3 mo. EURIBOR + 4.63%) 5/15/28	EUR	110,000	129,885
Dolcetto Holdco SpA
5.63% 7/14/32	EUR	217,000	261,202
• 5.64% (3 mo. EURIBOR + 3.63%) 7/14/32	EUR	100,000	118,340
•Duomo Bidco SpA 6.15% (3 mo. EURIBOR + 4.13%) 7/15/31	EUR	332,000	392,117
Engineering - Ingegneria Informatica - SpA 8.63% 2/15/30	EUR	153,000	193,508
μEni SpA 4.88% 1/21/34	EUR	225,000	268,500
Fedrigoni SpA 6.13% 6/15/31	EUR	347,000	404,957
@Fiber Midco SpA 10.75% 6/15/29	EUR	217,000	235,517
Fibercop SpA
4.75% 6/30/30	EUR	100,000	119,253
5.13% 6/30/32	EUR	100,000	119,332
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	288,000	340,684
•IMA Industria Macchine Automatiche SpA 5.78% (3 mo. EURIBOR + 3.75%) 4/15/29	EUR	385,000	456,194
•Irca SpA/Gallarate 5.76% (3 mo. EURIBOR + 3.75%) 12/15/29	EUR	213,000	251,874
Itelyum Regeneration SpA 5.75% 4/15/30	EUR	100,000	119,447
Lottomatica Group SpA
4.88% 1/31/31	EUR	189,000	228,639
• 5.30% (3 mo. EURIBOR + 3.25%) 6/1/31	EUR	155,000	183,061
5.38% 6/1/30	EUR	102,000	124,093
Marcolin SpA 6.13% 11/15/26	EUR	593,000	696,662
μPrysmian SpA 5.25% 5/21/30	EUR	350,000	428,645
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
TeamSystem SpA
5.00% 7/1/31	EUR	110,000	$130,954
• 5.19% (3 mo. EURIBOR + 3.25%) 7/1/32	EUR	187,000	219,790
• 5.53% (3 mo. EURIBOR + 3.50%) 7/31/31	EUR	241,000	283,767
Unipol Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	123,629
			8,433,030
Japan–0.12%
Nissan Motor Co. Ltd. 5.25% 7/17/29	EUR	301,000	360,149
μRakuten Group, Inc.
4.25% 4/22/27	EUR	200,000	229,776
8.13% 12/15/29		400,000	415,798
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	114,142
5.25% 10/10/29	EUR	123,000	148,901
5.38% 1/8/29	EUR	388,000	471,886
5.75% 7/8/32	EUR	481,000	590,072
5.88% 7/10/31	EUR	150,000	185,522
6.38% 7/10/33	EUR	100,000	124,834
			2,641,080
Jersey–0.07%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	308,494	414,349
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	324,067
Deepocean Ltd. 6.00% 4/8/31	EUR	100,000	119,025
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30		724,000	709,227
			1,566,668
Kuwait–0.01%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26		200,000	199,290
			199,290
Luxembourg–0.70%
@Adler Financing SARL 8.25% 12/31/28	EUR	922,722	1,153,104
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38% 5/21/30	EUR	237,000	288,648
Alexandrite Lake Lux Holdings SARL 6.75% 7/30/30	EUR	400,000	480,430
•Arena Luxembourg Finance SARL 4.52% (3 mo. EURIBOR + 2.50%) 5/1/30	EUR	217,000	256,347
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
μAroundtown Finance SARL
7.13% 1/16/30	EUR	304,000	$376,368
8.63% 5/7/29	GBP	366,000	506,895
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	798,292
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	585,514
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		658,000	691,824
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	219,929
Currenta Group Holdings SARL
5.50% 5/15/30	EUR	203,000	244,243
• 6.04% (3 mo. EURIBOR + 4.00%) 5/15/32	EUR	208,000	246,141
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	425,185
EIG Pearl Holdings SARL 3.55% 8/31/36		202,591	186,865
•Encore Issuances SA 12.05% (3 mo. EURIBOR + 3.15%) 11/6/25	EUR	52,784	56,840
Froneri Lux FinCo SARL 4.75% 8/1/32	EUR	215,000	254,644
Garfunkelux Holdco 3 SA 9.00% 9/1/28	EUR	243,000	290,032
gategroup Finance Luxembourg SA 3.00% 2/28/27	CHF	350,000	434,931
Herens Midco SARL 5.25% 5/15/29	EUR	608,000	410,298
ION Platform Finance SAR
6.50% 9/30/30	EUR	175,000	205,459
6.88% 9/30/32	EUR	135,000	158,497
ION Trading Technologies SARL 5.75% 5/15/28		600,000	588,797
Kleopatra Finco SARL 4.25% 3/1/26	EUR	448,000	296,078
•Lion/Polaris Lux 4 SA 5.56% (3 mo. EURIBOR + 3.63%) 7/1/29	EUR	335,000	397,685
@Luna 1.5 SARL 10.50% 7/1/32	EUR	160,000	194,662
Luna 2 5SARL 5.50% 7/1/32	EUR	100,000	119,445
Lune Holdings SARL 5.63% 11/15/28	EUR	243,000	88,123
Matterhorn Telecom SA 3.13% 9/15/26	EUR	638,613	749,089
Maxam Prill SARL 6.00% 7/15/30	EUR	429,000	511,332
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	233,735
Puma International Financing SA 7.75% 4/25/29		200,000	206,927
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Rossini SARL
• 5.88% (3 mo. EURIBOR + 3.88%) 12/31/29	EUR	97,157	$115,545
6.75% 12/31/29	EUR	162,000	200,655
SES SA 4.88% 6/24/33	EUR	125,000	152,797
Stena International SA 7.25% 1/15/31		815,000	830,908
Summer BC Holdco B SARL
5.88% 2/15/30	EUR	308,000	353,187
• 6.29% (3 mo. EURIBOR + 4.25%) 2/15/30	EUR	140,000	161,412
Telecom Italia Capital SA 7.72% 6/4/38		103,000	114,103
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	596,487
@Vivion Investments SARL 6.50% 8/31/28	EUR	520,724	609,889
			14,791,342
Macau–0.01%
Wynn Macau Ltd. 5.63% 8/26/28		200,000	199,797
			199,797
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	103,316
9.50% 6/1/28		100,000	104,102
			207,418
Mauritius–0.16%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		154,000	150,852
Diamond II Ltd. 7.95% 7/28/26		200,000	201,376
=•Flourishing Trade & Investment Ltd. 11.04% 4/2/28		2,653,035	2,706,096
Greenko Wind Projects Mauritius Ltd. 7.25% 9/27/28		200,000	203,650
India Cleantech Energy 4.70% 8/10/26		189,750	187,899
			3,449,873
Mexico–0.14%
Petroleos Mexicanos
5.95% 1/28/31		62,000	60,054
7.50% 3/31/26		2,810,000	2,793,140
8.75% 6/2/29		55,093	59,345
			2,912,539
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands–0.40%
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	$121,765
6.25% 2/15/29	EUR	708,000	858,396
Citycon Treasury BV
5.00% 3/11/30	EUR	100,000	117,451
5.38% 7/8/31	EUR	100,000	118,058
Darling Global Finance BV 4.50% 7/15/32	EUR	277,000	328,343
Global Switch Finance BV 1.38% 10/7/30	EUR	146,000	161,903
Heimstaden Bostad Treasury BV 1.38% 3/3/27	EUR	167,000	192,292
μING Groep NV
3.88% 5/16/27		400,000	383,482
7.25% 11/16/34		325,000	344,094
IPD 3 BV 5.50% 6/15/31	EUR	348,000	414,913
Minejesa Capital BV 5.63% 8/10/37		200,000	198,500
μNN Group NV 5.75% 9/11/34	EUR	200,000	237,914
Petrobras Global Finance BV 6.75% 1/27/41		55,000	55,517
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	616,037
Sunrise FinCo I BV 4.88% 7/15/31		610,000	581,116
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	271,524
3.75% 5/9/27	EUR	465,000	550,190
Trivium Packaging Finance BV 6.63% 7/15/30	EUR	129,000	159,209
•United Group BV 6.29% (3 mo. EURIBOR + 4.25%) 2/15/31	EUR	478,000	562,654
μVolkswagen International Finance NV 5.99% 11/15/33	EUR	100,000	121,840
VZ Secured Financing BV
5.00% 1/15/32		385,000	348,316
5.25% 1/15/33	EUR	343,000	402,681
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	784,694
μWintershall Dea Finance 2 BV 6.12% 5/8/30	EUR	250,000	306,721
ZF Europe Finance BV 7.00% 6/12/30	EUR	200,000	243,739
			8,481,349
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	58,877
Volcan Cia Minera SAA 8.75% 1/24/30		51,000	53,030
			111,907
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	$362,110
			362,110
Singapore–0.10%
Continuum Energy Aura Pte. Ltd. 9.50% 2/24/27		200,000	206,140
μLendlease Asia Treasury Pte. Ltd. 3.90% 9/30/30	SGD	250,000	194,072
Seagate Data Storage Technology Pte. Ltd.
8.25% 12/15/29		681,000	720,908
8.50% 7/15/31		362,000	383,234
9.63% 12/1/32		560,000	634,298
			2,138,652
Spain–0.07%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	253,495
8.38% 6/21/28	EUR	200,000	260,405
μBankinter SA 7.38% 8/15/28	EUR	200,000	254,954
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	243,251
Grifols SA 7.13% 5/1/30	EUR	258,000	319,073
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	245,990
			1,577,168
Sweden–0.12%
Intrum Investments & Financing AB
7.75% 9/11/27	EUR	93,244	100,989
7.75% 9/11/28	EUR	164,476	170,461
8.00% 9/11/27	EUR	191,863	229,073
8.50% 9/11/29	EUR	116,555	119,818
8.50% 9/11/30	EUR	91,944	93,979
Preem Holdings AB 12.00% 6/30/27	EUR	152,800	185,492
Verisure Holding AB
3.25% 2/15/27	EUR	324,000	379,972
9.25% 10/15/27	EUR	367,200	442,191
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	714,456
			2,436,431
Switzerland–0.04%
μUBS Group AG
6.60% 8/5/30		200,000	201,070
6.85% 9/10/29		525,000	541,371
			742,441
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	198,439
			198,439
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Thailand–0.03%
μGC Treasury Center Co. Ltd. 6.50% 9/10/30		250,000	$253,154
Muangthai Capital PCL
6.88% 9/30/28		200,000	202,496
7.55% 7/21/30		250,000	259,056
			714,706
United Arab Emirates–0.01%
μDP World Salaam 6.00% 10/1/25		200,000	199,819
			199,819
United Kingdom–1.07%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	430,200	530,949
Amber Finco PLC 6.63% 7/15/29	EUR	577,000	712,013
Ardonagh Finco Ltd.
6.88% 2/15/31	EUR	1,051,000	1,275,412
7.75% 2/15/31		200,000	209,278
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	361,000	472,079
Avianca Midco 2 PLC 9.00% 12/1/28		33,000	32,959
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,008,000	1,265,620
6.13% 11/30/28	GBP	153,000	192,103
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	678,000	596,777
Bellis Acquisition Co. PLC 8.00% 7/1/31	EUR	483,000	575,502
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	175,492
μBritish Telecommunications PLC 4.88% 11/23/81		331,000	317,489
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	263,916
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	141,300
μCentrica PLC 6.50% 5/21/55	GBP	356,000	490,155
Deuce Finco PLC
5.50% 6/15/27	GBP	656,000	880,608
5.50% 6/15/27	GBP	610,000	818,858
Edge Finco PLC 8.13% 8/15/31	GBP	641,000	919,194
EG Global Finance PLC 12.00% 11/30/28		487,000	534,899
Gatwick Airport Finance PLC 4.38% 4/7/26	GBP	214,000	286,425
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50% 8/15/29		200,000	$211,000
Heathrow Finance PLC 6.63% 3/1/31	GBP	625,000	844,584
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% 2/15/31		200,000	205,914
μHSBC Holdings PLC 6.95% 8/27/31		68,000	71,100
INEOS Finance PLC 7.25% 3/31/31	EUR	269,000	315,372
INEOS Quattro Finance 2 PLC
6.75% 4/15/30	EUR	188,000	206,856
8.50% 3/15/29	EUR	251,000	294,602
Ithaca Energy North Sea PLC 8.13% 10/15/29		200,000	208,953
μLloyds Banking Group PLC 7.50% 6/27/30	GBP	200,000	275,528
Mobico Group PLC 4.88% 9/26/31	EUR	250,000	231,052
National Grid PLC 0.16% 1/20/28	EUR	564,000	627,091
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	267,635
7.50% 12/20/30	GBP	409,000	563,915
μNatWest Group PLC 7.50% 2/28/32	GBP	200,000	273,686
Ocado Group PLC 11.00% 6/15/30	GBP	180,000	243,219
OEG Finance PLC 7.25% 9/27/29	EUR	479,000	587,777
Pinewood Finco PLC 6.00% 3/27/30	GBP	630,000	852,172
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	275,267
Stonegate Pub Co. Financing PLC
• 8.66% (3 mo. EURIBOR + 6.63%) 7/31/29	EUR	139,000	160,821
10.75% 7/31/29	GBP	241,000	325,007
Thames Water Super Senior Issuer PLC
9.75% 10/10/27	GBP	4,422	6,629
9.75% 10/10/27	GBP	15,619	23,422
Thames Water Utilities Finance PLC 4.00% 6/19/27	GBP	400,000	382,621
^Thames Water Utilities Ltd. 0.00% 3/22/27	GBP	3,000	3,450
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	365,267	512,735
Vedanta Resources Finance II PLC 10.88% 9/17/29		200,000	209,341
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	571,000	$700,977
4.25% 1/15/30	GBP	340,000	424,085
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	941,000	1,232,651
Vmed O2 U.K. Financing I PLC
4.50% 7/15/31	GBP	238,000	292,846
5.63% 4/15/32	EUR	197,000	237,095
μVodafone Group PLC
4.13% 6/4/81		67,000	62,678
8.00% 8/30/86	GBP	147,000	215,427
Zegona Finance PLC 6.75% 7/15/29	EUR	653,300	812,010
			22,848,546
United States–4.20%
Acadia Healthcare Co., Inc.
5.00% 4/15/29		14,000	13,706
5.50% 7/1/28		87,000	86,265
7.38% 3/15/33		100,000	103,819
Acrisure LLC/Acrisure Finance, Inc.
4.25% 2/15/29		152,000	146,441
6.75% 7/1/32		100,000	102,968
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29		250,000	260,724
Alexander Funding Trust II 7.47% 7/31/28		145,000	155,044
Allegiant Travel Co. 7.25% 8/15/27		252,000	255,133
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50% 10/1/31		172,000	175,858
6.75% 4/15/28		152,000	154,694
7.00% 1/15/31		100,000	103,323
Allied Universal Holdco LLC 7.88% 2/15/31		303,000	317,694
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00% 6/1/29		300,000	294,916
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,224,000	1,609,299
Alpha Generation LLC 6.75% 10/15/32		208,000	214,716
AMC Networks, Inc.
4.25% 2/15/29		595,000	517,650
10.25% 1/15/29		579,000	610,121
10.50% 7/15/32		200,000	211,487
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Amentum Holdings, Inc. 7.25% 8/1/32		227,000	$235,709
American Axle & Manufacturing, Inc.
5.00% 10/1/29		385,000	365,858
6.88% 7/1/28		41,000	40,990
American Tower Corp. 0.45% 1/15/27	EUR	983,000	1,124,872
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		200,000	205,470
Amkor Technology, Inc. 6.63% 9/15/27		142,000	142,041
AmWINS Group, Inc.
4.88% 6/30/29		74,000	71,920
6.38% 2/15/29		186,000	189,782
Aramark Services, Inc. 5.00% 2/1/28		153,000	152,279
Arches Buyer, Inc. 4.25% 6/1/28		77,000	75,455
Arcosa, Inc.
4.38% 4/15/29		187,000	181,836
6.88% 8/15/32		110,000	114,894
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28		200,000	190,004
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		2,125,000	2,040,000
Aretec Group, Inc. 10.00% 8/15/30		300,000	326,851
Arsenal AIC Parent LLC 11.50% 10/1/31		214,000	237,674
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88% 8/1/33		148,000	149,269
AT&T, Inc. 2.90% 12/4/26	GBP	52,000	68,669
ATI, Inc. 7.25% 8/15/30		334,000	350,595
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,589
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29		106,000	103,367
8.38% 6/15/32		300,000	313,785
Ball Corp. 4.25% 7/1/32	EUR	231,000	277,394
μBank of America Corp.
1.95% 10/27/26	EUR	399,000	468,683
6.25% 7/26/30		53,000	53,677
μBank of New York Mellon Corp. 6.30% 3/20/30		49,000	50,413
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32		183,000	191,532
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Beach Acquisition Bidco LLC 5.25% 7/15/32	EUR	177,000	$213,019
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% 7/15/32		357,000	375,444
Boyd Gaming Corp. 4.75% 6/15/31		270,000	260,282
Bracelet Holdings, Inc. 9.25% 7/2/28		1,170,000	1,125,903
Caesars Entertainment, Inc. 6.00% 10/15/32		157,000	154,639
California Resources Corp.
7.00% 1/15/34		296,000	293,962
8.25% 6/15/29		266,000	277,397
Calpine Corp.
4.63% 2/1/29		79,000	78,224
5.00% 2/1/31		300,000	299,123
Camelot Return Merger Sub, Inc. 8.75% 8/1/28		151,000	146,093
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30		300,000	283,324
4.75% 2/1/32		135,000	124,843
Centene Corp. 4.25% 12/15/27		800,000	785,614
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		132,000	116,326
Central Parent, Inc./CDK Global, Inc. 7.25% 6/15/29		205,000	176,516
Chemours Co.
4.63% 11/15/29		198,000	178,885
5.75% 11/15/28		31,000	30,237
CHS/Community Health Systems, Inc.
4.75% 2/15/31		281,000	242,994
5.25% 5/15/30		78,000	70,562
6.00% 1/15/29		175,000	169,862
10.88% 1/15/32		155,000	164,160
Churchill Downs, Inc.
5.50% 4/1/27		45,000	44,937
5.75% 4/1/30		297,000	296,732
Cinemark USA, Inc.
5.25% 7/15/28		100,000	99,448
7.00% 8/1/32		126,000	130,958
μCitigroup, Inc.
6.88% 8/15/30		54,000	55,650
6.95% 2/15/30		54,000	55,458
Civitas Resources, Inc.
5.00% 10/15/26		328,000	326,423
8.38% 7/1/28		296,000	306,819
8.63% 11/1/30		263,000	272,380
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.75% 6/15/31	EUR	296,000	$354,067
6.75% 2/15/30		390,000	402,874
Clear Channel Outdoor Holdings, Inc. 7.13% 2/15/31		124,000	128,173
Cloud Software Group, Inc.
6.50% 3/31/29		890,000	898,028
8.25% 6/30/32		342,000	362,778
9.00% 9/30/29		188,000	194,995
Clydesdale Acquisition Holdings, Inc.
6.75% 4/15/32		337,000	345,715
8.75% 4/15/30		348,000	357,481
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 6/15/27		231,000	230,386
7.00% 6/15/27		169,000	168,550
Comcast Corp. 0.25% 9/14/29	EUR	234,000	248,514
CommScope LLC 9.50% 12/15/31		130,000	134,563
Compass Minerals International, Inc. 8.00% 7/1/30		115,000	120,195
Comstock Resources, Inc.
5.88% 1/15/30		27,000	26,003
6.75% 3/1/29		252,000	251,588
6.75% 3/1/29		100,000	99,400
CoreWeave, Inc.
9.00% 2/1/31		109,000	111,712
9.25% 6/1/30		212,000	218,952
Cornerstone Building Brands, Inc. 9.50% 8/15/29		123,000	119,512
Crescent Energy Finance LLC 7.38% 1/15/33		263,000	256,074
CSC Holdings LLC
5.50% 4/15/27		400,000	379,651
11.25% 5/15/28		200,000	185,152
11.75% 1/31/29		363,000	305,263
CVR Energy, Inc.
5.75% 2/15/28		56,000	55,139
8.50% 1/15/29		105,000	107,316
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38% 6/30/33		178,000	181,008
8.63% 3/15/29		144,000	150,163
Directv Financing LLC
8.88% 2/1/30		100,000	99,171
8.88% 2/1/30		76,000	75,067
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00% 2/15/31		386,000	385,433
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Endo Finance Holdings, Inc. 8.50% 4/15/31		262,000	$281,092
Energizer Holdings, Inc. 4.38% 3/31/29		158,000	151,532
EQT Corp. 7.50% 6/1/30		95,000	104,797
EquipmentShare.com, Inc. 8.00% 3/15/33		258,000	275,735
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63% 1/15/29		129,000	122,774
μFirst Citizens BancShares, Inc. 6.25% 3/12/40		1,735,000	1,757,680
Five Point Operating Co. LP 8.00% 10/1/30		60,000	60,886
Focus Financial Partners LLC 6.75% 9/15/31		155,000	158,738
Ford Motor Credit Co. LLC
4.27% 1/9/27		259,000	256,882
4.54% 8/1/26		200,000	199,829
5.13% 11/5/26		278,000	278,921
6.95% 3/6/26		200,000	201,592
6.95% 6/10/26		363,000	367,719
Freedom Mortgage Corp.
12.00% 10/1/28		99,000	104,940
12.25% 10/1/30		100,000	111,554
Freedom Mortgage Holdings LLC 8.38% 4/1/32		182,000	190,763
Frontier Communications Holdings LLC
5.00% 5/1/28		286,000	285,357
5.88% 10/15/27		587,000	586,645
6.00% 1/15/30		40,000	40,471
6.75% 5/1/29		430,000	434,289
8.63% 3/15/31		785,000	827,595
8.75% 5/15/30		976,000	1,019,574
Frontier Florida LLC 6.86% 2/1/28		874,000	911,844
Frontier North, Inc. 6.73% 2/15/28		354,000	363,293
Full House Resorts, Inc. 8.25% 2/15/28		27,000	25,057
General Motors Financial Co., Inc. 4.30% 2/15/29	EUR	280,000	341,803
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28		115,000	115,810
8.00% 5/15/33		333,000	348,301
Global Partners LP/GLP Finance Corp. 7.13% 7/1/33		117,000	119,923
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	238,060
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	507,550
0.88% 5/9/29	EUR	437,000	479,982
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Goodyear Tire & Rubber Co.
5.00% 7/15/29		200,000	$193,135
5.63% 4/30/33		142,000	132,119
GoTo Group, Inc.
5.50% 5/1/28		132,700	107,487
5.50% 5/1/28		202,700	65,624
Gray Media, Inc.
7.25% 8/15/33		200,000	198,191
10.50% 7/15/29		37,000	40,006
•GS Finance Corp. 8.75% 2/14/30		3,100,000	3,130,938
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	764,130
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.88% 7/1/31		200,000	186,648
Howard Midstream Energy Partners LLC 7.38% 7/15/32		97,000	100,688
HUB International Ltd. 7.25% 6/15/30		289,000	301,400
•Hyundai Capital America 5.50% (1 day USD SOFR + 1.35%) 3/27/30		200,000	201,740
Iron Mountain, Inc. 4.75% 1/15/34	EUR	361,000	424,767
ITT Holdings LLC 6.50% 8/1/29		200,000	196,627
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00% 8/15/28		400,000	386,474
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		257,000	260,668
♦JetBlue Pass-Through Trust 2.75% 11/15/33		119,032	105,431
μJPMorgan Chase & Co.
1.09% 3/11/27	EUR	415,000	484,689
3.67% 6/6/28	EUR	352,000	421,436
6.50% 4/1/30		49,000	50,722
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29		298,000	313,542
Kronos International, Inc.
9.50% 3/15/29	EUR	100,000	123,724
9.50% 3/15/29	EUR	100,000	123,724
LCM Investments Holdings II LLC
4.88% 5/1/29		193,000	189,092
8.25% 8/1/31		112,000	118,452
Level 3 Financing, Inc.
6.88% 6/30/33		173,000	176,318
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Level 3 Financing, Inc. (continued)
7.00% 3/31/34		132,000	$134,285
LGI Homes, Inc. 7.00% 11/15/32		420,000	410,098
LifePoint Health, Inc. 8.38% 2/15/32		101,000	107,637
Light & Wonder International, Inc.
7.25% 11/15/29		236,000	242,224
7.50% 9/1/31		51,000	53,038
Live Nation Entertainment, Inc. 4.75% 10/15/27		380,000	377,486
Magnera Corp. 7.25% 11/15/31		207,000	194,783
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27		584,000	589,725
9.25% 4/15/27		523,000	524,197
McGraw-Hill Education, Inc. 7.38% 9/1/31		180,000	187,011
Medline Borrower LP 5.25% 10/1/29		500,000	495,677
MGM Resorts International 6.50% 4/15/32		40,000	40,752
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88% 4/15/31		154,000	161,422
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	593,769
4.66% 3/2/29	EUR	365,000	447,471
MPT Operating Partnership LP/MPT Finance Corp. 7.00% 2/15/32	EUR	220,000	269,895
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	353,158
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30		25,000	25,220
5.50% 8/15/28		276,000	276,000
6.00% 1/15/27		42,000	42,000
7.13% 2/1/32		157,000	163,877
NCL Corp. Ltd. 6.75% 2/1/32		236,000	242,710
NCR Atleos Corp. 9.50% 4/1/29		731,000	791,324
NCR Voyix Corp.
5.00% 10/1/28		36,000	35,462
5.13% 4/15/29		280,000	275,498
Newell Brands, Inc. 6.63% 5/15/32		255,000	251,662
Nexstar Media, Inc. 5.63% 7/15/27		280,000	279,594
Nissan Motor Acceptance Co. LLC 5.63% 9/29/28		171,000	171,110
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Northern Oil & Gas, Inc.
7.88% 10/15/33		167,000	$166,339
8.13% 3/1/28		51,000	51,720
Novelis Corp.
3.88% 8/15/31		333,000	303,592
6.88% 1/30/30		106,000	109,919
Occidental Petroleum Corp. 5.20% 8/1/29		190,000	192,793
Olympus Water U.S. Holding Corp.
6.13% 2/15/33	EUR	313,000	368,353
7.25% 6/15/31		400,000	405,510
7.25% 2/15/33		262,000	262,273
9.75% 11/15/28		232,000	243,484
OneMain Finance Corp. 7.13% 11/15/31		50,000	51,849
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13% 4/30/31		352,000	308,369
7.88% 5/15/34		200,000	185,280
OT Midco, Inc. 10.00% 2/15/30		509,000	343,883
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% 3/15/30		60,000	57,665
5.00% 8/15/27		127,000	126,362
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27		15,000	14,972
Panther Escrow Issuer LLC 7.13% 6/1/31		170,000	176,820
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 5/15/29		67,000	65,325
5.88% 10/1/28		402,000	401,243
Performance Food Group, Inc.
4.25% 8/1/29		200,000	194,277
6.13% 9/15/32		123,000	125,990
Permian Resources Operating LLC 8.00% 4/15/27		215,000	218,339
PetSmart LLC/PetSmart Finance Corp. 10.00% 9/15/33		300,000	302,747
Pike Corp. 5.50% 9/1/28		100,000	99,671
Pitney Bowes, Inc. 6.88% 3/15/27		639,000	638,494
Post Holdings, Inc.
4.63% 4/15/30		100,000	96,401
5.50% 12/15/29		100,000	99,601
6.25% 10/15/34		135,000	136,124
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Post Holdings, Inc. (continued)
6.38% 3/1/33		100,000	$100,931
Prestige Brands, Inc. 3.75% 4/1/31		201,000	185,143
Quikrete Holdings, Inc. 6.75% 3/1/33		337,000	350,377
Reworld Holding Corp. 4.88% 12/1/29		45,000	42,321
RingCentral, Inc. 8.50% 8/15/30		970,000	1,032,112
RR Donnelley & Sons Co.
9.50% 8/1/29		63,000	64,567
10.88% 8/1/29		193,000	192,482
Sabre GLBL, Inc.
10.75% 11/15/29		938,000	906,482
11.13% 7/15/30		330,000	319,589
SCIH Salt Holdings, Inc. 4.88% 5/1/28		198,000	193,487
Scotts Miracle-Gro Co. 4.38% 2/1/32		175,000	161,580
Select Medical Corp. 6.25% 12/1/32		163,000	163,068
Service Properties Trust
^ 0.00% 9/30/28		489,000	431,068
8.38% 6/15/29		1,438,000	1,460,102
8.63% 11/15/31		225,000	239,556
8.88% 6/15/32		1,170,000	1,176,574
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50% 5/15/33	EUR	277,000	338,628
Six Flags Entertainment Corp. 5.50% 4/15/27		250,000	249,601
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25% 7/15/29		110,000	106,378
SM Energy Co. 6.75% 8/1/29		75,000	75,359
Snap, Inc. 6.88% 3/1/33		71,000	72,569
=Sonder Holdings, Inc. 7.00% 12/10/27		1,385,491	1,039,118
Spirit AeroSystems, Inc.
9.38% 11/30/29		623,000	656,155
9.75% 11/15/30		1,709,000	1,879,548
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31		193,299	179,993
3.65% 8/15/31		506,056	461,251
4.10% 10/1/29		17,178	16,298
SS&C Technologies, Inc.
5.50% 9/30/27		83,000	82,857
6.50% 6/1/32		310,000	320,490
Stagwell Global LLC 5.63% 8/15/29		186,000	180,684
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Star Parent, Inc. 9.00% 10/1/30		179,000	$189,238
Starz Capital Holdings 1, Inc. 6.00% 4/15/30		1,881,000	1,783,828
Starz Capital Holdings LLC 5.50% 4/15/29		126,000	103,320
Station Casinos LLC 4.63% 12/1/31		103,000	97,161
STL Holding Co. LLC 8.75% 2/15/29		156,000	163,475
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00% 6/1/31		100,000	95,149
μSunoco LP 7.88% 9/18/30		298,000	302,682
Talen Energy Supply LLC 8.63% 6/1/30		350,000	371,539
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28		158,000	157,196
6.00% 9/1/31		272,000	266,131
Tenneco, Inc. 8.00% 11/17/28		839,000	840,532
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		879,000	866,281
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	475,145
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27		500,000	498,232
TransDigm, Inc.
4.63% 1/15/29		454,000	444,908
4.88% 5/1/29		231,000	227,588
6.38% 5/31/33		100,000	101,124
Transocean International Ltd. 8.25% 5/15/29		364,000	358,855
Transocean Titan Financing Ltd. 8.38% 2/1/28		163,524	167,547
Tronox, Inc. 4.63% 3/15/29		293,000	191,108
UKG, Inc. 6.88% 2/1/31		120,000	123,820
♦United Airlines Pass-Through Trust 2.90% 11/1/29		81,846	77,678
United Wholesale Mortgage LLC 5.50% 4/15/29		50,000	49,313
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75% 4/15/28		553,000	541,531
10.50% 2/15/28		782,000	823,602
Univision Communications, Inc.
8.50% 7/31/31		270,000	278,813
9.38% 8/1/32		21,000	22,379
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33		26,000	26,099
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued)
6.88% 9/1/27		146,000	$145,967
7.13% 3/15/29		126,000	129,947
UWM Holdings LLC
6.25% 3/15/31		76,000	75,638
6.63% 2/1/30		288,000	292,978
Valaris Ltd. 8.38% 4/30/30		158,000	163,979
Venture Global LNG, Inc.
7.00% 1/15/30		184,000	190,397
μ 9.00% 9/30/29		345,000	341,922
Verizon Communications, Inc. 4.25% 10/31/30	EUR	363,000	449,042
Viking Cruises Ltd. 9.13% 7/15/31		200,000	214,664
Vistra Operations Co. LLC 5.63% 2/15/27		1,041,000	1,041,616
Vital Energy, Inc. 7.88% 4/15/32		171,000	165,996
Voyager Parent LLC 9.25% 7/1/32		120,000	126,899
Wand NewCo 3, Inc. 7.63% 1/30/32		191,000	201,241
Warnermedia Holdings, Inc. 3.76% 3/15/27		1,064,000	1,049,370
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,854
Wells Fargo & Co. 0.63% 3/25/30	EUR	450,000	477,548
Windstream Services LLC 7.50% 10/15/33		105,000	104,972
Wolfspeed, Inc. 1.00% 6/15/31		14,400	40,173
WR Grace Holdings LLC 4.88% 6/15/27		122,000	121,243
Xerox Corp.
10.25% 10/15/30		505,000	512,997
13.50% 4/15/31		425,000	411,446
Xerox Holdings Corp. 8.88% 11/30/29		24,000	12,966
Zayo Group Holdings, Inc. 9.25% 3/9/30		75,951	72,723
			89,410,063
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		169,400	167,545
			167,545
Total Corporate Bonds (Cost $200,147,214)			196,465,450
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–4.15%
Belgium–0.07%
•United Petfood Finance BV 4.58% (6 mo. EURIBOR + 2.50%) 2/26/32	EUR	1,280,899	$1,503,028
			1,503,028
Canada–0.01%
•Garda World Security Corp. 7.17% (1 mo. USD Term SOFR + 3.00%) 2/1/29		213,378	213,325
			213,325
Finland–0.09%
•Mehilainen Yhtiot OYJ 5.50% (3 mo. EURIBOR + 3.50%) 8/5/31	EUR	1,682,441	1,983,330
			1,983,330
France–0.25%
•HomeVI SAS 6.78% (3 mo. EURIBOR + 4.75%) 10/31/29	EUR	1,000,000	1,176,539
•Obol France 3 SAS 7.19% (6 mo. EURIBOR + 5.00%) 12/31/28	EUR	1,000,000	1,151,063
•Parts Europe SA 4.92% (1 mo. EURIBOR + 3.00%) 2/3/31	EUR	1,584,700	1,866,044
•Ramsay Generale de Sante SA 5.25% (3 mo. EURIBOR + 3.25%) 8/13/31	EUR	900,000	1,058,093
			5,251,739
Germany–0.26%
•AVIV Group GmbH 6.10% (6 mo. EURIBOR + 4.00%) 4/23/32	EUR	1,146,496	1,354,457
•Nidda Healthcare Holding AG 5.53% (3 mo. EURIBOR + 3.50%) 2/21/30	EUR	1,439,394	1,692,676
•Schoen Klinik SE 5.00% (3 mo. EURIBOR + 3.00%) 1/12/31	EUR	666,667	783,922
•Speedster Bidco GmbH 5.62% (6 mo. EURIBOR + 3.50%) 12/10/31	EUR	720,000	849,543
•TK Elevator Midco GmbH 5.33% (6 mo. EURIBOR + 3.25%) 4/30/30	EUR	759,600	894,413
			5,575,011
Ireland–0.09%
•Applegreen Ireland 7.03% (3 mo. EURIBOR + 5.00%) 1/30/32	EUR	569,620	675,036
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Ireland (continued)
•ION Trading Finance Ltd. 5.66% (1 mo. EURIBOR + 3.75%) 4/1/28	EUR	1,000,000	$1,169,648
			1,844,684
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.05% (6 mo. EURIBOR + 8.00%) 7/6/27	EUR	650,600	633,985
11.97% (SONIA + 8.00%) 9/23/27	GBP	402,192	447,601
			1,081,586
Luxembourg–0.29%
•Helios Software Holdings, Inc. 5.33% (3 mo. EURIBOR + 3.25%) 3/13/28	EUR	1,000,000	1,170,822
•INEOS Finance PLC 5.41% (1 mo. EURIBOR + 3.50%) 6/23/31	EUR	1,000,000	1,097,373
•Matterhorn Telecom Holding SA 4.50% (3 mo. EURIBOR + 2.50%) 1/30/32	EUR	1,000,000	1,176,669
•Speed Midco 3 SARL 5.25% (3 mo. EURIBOR + 3.25%) 10/1/32	EUR	1,000,000	1,174,051
•Tackle SARL
5.28% (3 mo. EURIBOR + 3.25%) 5/22/28	EUR	593,750	697,964
5.37% (6 mo. EURIBOR + 3.25%) 5/22/28	EUR	656,250	772,543
			6,089,422
Netherlands–0.61%
=π•Cypher Bidco 6.20% (3 mo. EURIBOR + 4.25%) 12/30/27	EUR	1,485,170	1,700,073
•Median BV 6.93% (3 mo. EURIBOR + 4.93%) 10/14/27	EUR	981,818	1,153,062
•Peer Holding III BV 4.75% (3 mo. EURIBOR + 2.75%) 7/1/31	EUR	1,400,000	1,646,169
•Pegasus Bidco BV 4.95% (3 mo. EURIBOR + 3.00%) 7/12/29	EUR	1,333,333	1,571,271
•Stage Entertainment BV 6.03% (3 mo. EURIBOR + 4.00%) 6/2/29	EUR	1,000,000	1,182,492
•Unit4 NV 5.50% (3 mo. EURIBOR + 3.50%) 6/29/28	EUR	682,733	803,423
•Ziggo BV 4.88% (1 mo. EURIBOR + 3.00%) 1/31/29	EUR	4,186,717	4,842,178
			12,898,668
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
New Zealand–0.05%
•FNZ Group Services Ltd. 9.97% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	$1,075,920
			1,075,920
Norway–0.02%
•Sector Alarm Holding AS 5.53% (3 mo. EURIBOR + 3.50%) 6/14/29	EUR	406,916	479,804
			479,804
Spain–0.23%
•Aernnova Aerospace SAU 5.98% (3 mo. EURIBOR + 4.00%) 2/27/30	EUR	1,302,917	1,519,656
•Areas Worldwide SA 6.04% (6 mo. EURIBOR + 4.00%) 12/31/29	EUR	1,219,531	1,439,695
•Europa University Education Group SL 5.29% (6 mo. EURIBOR + 3.25%) 10/30/31	EUR	741,599	874,906
•HBX Group International PLC 4.87% (6 mo. EURIBOR + 2.75%) 2/13/32	EUR	1,010,869	1,188,295
			5,022,552
Sweden–0.05%
•Quimper AB 5.69% (3 mo. EURIBOR + 3.75%) 3/29/30	EUR	1,008,696	1,191,828
			1,191,828
United Kingdom–0.60%
•Bellis Acquisition Co. PLC 6.31% (6 mo. EURIBOR + 4.00%) 5/14/31	EUR	1,237,872	1,402,226
•Boots Group Bidco Ltd. 8.72% (SONIA + 4.75%) 8/30/32	GBP	1,449,275	1,962,539
•CD&R Firefly Bidco Ltd. 8.97% (SONIA + 4.75%) 4/29/29	GBP	478,700	644,138
•Froneri Lux Finco SARL 4.58% (6 mo. EURIBOR + 2.50%) 9/30/31	EUR	1,000,000	1,173,076
•GVC Holdings Gibraltar Ltd. 5.29% (6 mo. EURIBOR + 3.25%) 6/30/28	EUR	723,530	854,770
•INEOS Quattro Holdings U.K. Ltd. 6.41% (1 mo. EURIBOR + 4.50%) 4/2/29	EUR	902,737	973,014
•Inspired Finco Holdings Ltd. 5.16% (1 mo. EURIBOR + 3.25%) 2/28/31	EUR	719,212	847,034
•Market Bidco Ltd. 6.53% (3 mo. EURIBOR + 4.50%) 11/4/30	EUR	319,950	376,265
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United Kingdom (continued)
•MasOrange Finco PLC 4.56% (6 mo. EURIBOR + 2.50%) 3/25/31	EUR	1,326,229	$1,555,394
=π•Mercia
6.36% (SONIA + 2.40%) 4/9/26	GBP	1,380,399	1,856,498
6.37% (SONIA + 2.40%) 4/9/26	GBP	80,087	107,709
6.37% (SONIA + 2.40%) 4/9/26	GBP	349,232	469,681
•Zegona Communications PLC 4.83% (6 mo. EURIBOR + 2.75%) 7/17/29	EUR	425,532	501,315
			12,723,659
United States–1.48%
•Allied Universal Holdco LLC 7.51% (1 mo. USD Term SOFR + 3.25%) 8/20/32		494,859	496,432
•Altar Bidco, Inc. 9.58% (12 mo. SOFR CME + 5.60%) 2/1/30		1,680,278	1,590,669
•Amentum Government Services Holdings LLC 6.41% (1 mo. USD Term SOFR + 2.25%) 9/29/31		547,200	546,549
•Arsenal AIC Parent LLC 6.91% (1 mo. USD Term SOFR + 2.75%) 8/19/30		57,218	57,129
@•Avaya, Inc. 11.66% (1 mo. USD Term SOFR + 7.50%) 8/1/28		4,438	3,882
•Bally's Corp. 7.84% (3 mo. USD Term SOFR + 3.25%) 10/2/28		495,564	480,286
•Bausch & Lomb Corp. 8.41% (1 mo. USD Term SOFR + 4.25%) 1/15/31		508,177	507,755
•Boost Newco Borrower LLC 6.00% (3 mo. USD Term SOFR + 2.00%) 1/31/31		654,726	655,001
•Caesars Entertainment, Inc. 6.41% (1 mo. USD Term SOFR + 2.25%) 2/6/31		1,014,130	1,010,753
•Charter Communications Operating LLC 6.54% (3 mo. USD Term SOFR + 2.25%) 12/15/31		107,899	107,845
•Clarios Global LP 5.16% (1 mo. EURIBOR + 3.25%) 1/28/32	EUR	1,000,000	1,178,723
•Cloud Software Group, Inc. 7.25% (3 mo. USD Term SOFR + 3.25%) 8/13/32		380,885	381,970
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Clydesdale Acquisition Holdings, Inc. 7.34% (1 mo. USD Term SOFR + 3.18%) 4/13/29		648,177	$647,081
•ConnectWise LLC 7.76% (3 mo. USD Term SOFR + 3.50%) 9/29/28		426,462	426,918
•CSC Holdings LLC 8.75% (3 mo. Prime Rate + 1.50%) 4/15/27		207,140	200,213
•CVR Energy, Inc. 8.00% (3 mo. USD Term SOFR + 4.00%) 12/30/27		529,527	529,527
•Digital Room Holdings, Inc. 9.51% (1 mo. USD Term SOFR + 5.25%) 12/21/28		350,007	343,007
•DirecTV Financing LLC
9.57% (3 mo. USD Term SOFR + 5.00%) 8/2/27		24,822	24,825
9.81% (3 mo. USD Term SOFR + 5.50%) 2/17/31		764,400	746,246
•ECL Entertainment LLC 7.16% (1 mo. USD Term SOFR + 3.00%) 8/30/30		1,246,019	1,243,838
•Emerald Technologies U.S. Acquisitionco, Inc. 10.60% (3 mo. USD Term SOFR + 6.25%) 12/29/27		403,025	278,087
•Fertitta Entertainment LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 1/27/29		730,994	729,708
=π•Galaxy Universal LLC 10.75% (6 mo. USD Term SOFR + 6.25%) 11/12/26		1,316,508	1,309,925
•GoTo Group, Inc.
9.22% (3 mo. USD Term SOFR + 4.75%) 4/28/28		79,166	25,769
9.22% (3 mo. USD Term SOFR + 4.75%) 4/28/28		91,141	76,862
•Highspring Holdings LLC 9.15% (3 mo. USD Term SOFR + 5.00%) 1/21/29		419,757	359,941
•Hydrofarm Holdings LLC 10.07% (3 mo. USD Term SOFR + 5.50%) 10/25/28		248,383	203,674
•Indy U.S. Bidco LLC 4.91% (1 mo. EURIBOR + 3.00%) 10/31/30	EUR	883,922	1,038,122
•Instructure Holdings, Inc. 6.75% (6 mo. USD Term SOFR + 2.75%) 11/13/31		1,406,475	1,404,056
•ION Platform Finance SARL 6.02% (3 mo. EURIBOR + 4.00%) 10/7/32		2,823,530	3,281,818
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•ITG Communications LLC 8.95% (3 mo. SOFR CME + 4.75%) 7/9/31		1,024,000	$1,010,565
•J&J Ventures Gaming LLC 7.66% (1 mo. USD Term SOFR + 3.50%) 4/26/30		398,160	393,681
•Jack Ohio Finance LLC 8.16% (1 mo. USD Term SOFR + 4.00%) 2/2/32		163,180	161,711
•Maverick Gaming LLC
15.75% (3 mo. Prime Rate + 8.50%) 6/5/28		190,357	171,321
15.75% (3 mo. Prime Rate + 8.50%) 6/5/28		334,300	183,865
•McAfee LLC 7.22% (1 mo. USD Term SOFR + 3.00%) 3/1/29		878,147	837,260
Peninsula Pacific Entertainment LLC
✠ 0.00% 10/1/32		173,577	173,143
• 8.74% (3 mo. USD Term SOFR + 4.75%) 10/1/32		740,596	738,745
•Pitney Bowes, Inc. 7.91% (1 mo. USD Term SOFR + 3.75%) 3/19/32		611,800	611,036
•Polaris Newco LLC 6.03% (3 mo. EURIBOR + 4.00%) 6/2/28	EUR	992,248	1,083,135
•Redstone Holdco 2 LP
9.32% (3 mo. USD Term SOFR + 4.75%) 4/27/28		1,148,446	582,836
12.32% (3 mo. USD Term SOFR + 7.75%) 4/27/29		742,791	149,301
RunItOneTime LLC
=@• 5.00% (3 mo. USD Term SOFR + 1.00%) 4/16/26		68,938	66,286
=• 16.67% (1 mo. USD Term SOFR + 12.50%) 4/16/26		21,854	21,013
=• 16.82% (1 mo. USD Term SOFR + 12.50%) 7/7/26		26,488	25,469
=•Solaris Energy Infrastructure LLC 10.00% (3 mo. USD Term SOFR + 6.00%) 9/11/29		2,240,637	2,257,442
•Stakeholder Midstream LLC 8.04% (3 mo. USD Term SOFR + 4.00%) 1/1/31		1,010,467	1,011,731
•Verifone Systems, Inc. 9.82% (3 mo. USD Term SOFR + 5.25%) 8/18/28		1,092,197	1,054,724
@•Veritas U.S., Inc. 5.50% (3 mo. USD Term SOFR + 1.50%) 12/9/29		233,387	235,527
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•West Deptford Energy Holdings LLC 8.16% (1 mo. USD Term SOFR + 4.00%) 7/24/32	407,977	$404,204
X Corp.
9.50% 10/26/29	200,000	200,472
• 10.96% (3 mo. USD Term SOFR + 6.50%) 10/26/29	93,764	91,902
•Xerox Holdings Corp. 8.00% (3 mo. USD Term SOFR + 4.00%) 11/19/29	95,000	87,994
		31,439,974
Total Loan Agreements (Cost $85,586,065)		88,374,530
ΔMUNICIPAL BONDS–0.05%
United States–0.05%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	414,293
Port of Beaumont Navigation District 10.00% 7/1/26	585,000	587,668
Total Municipal Bonds (Cost $980,000)		1,001,961
ΔNON-AGENCY ASSET-BACKED SECURITIES–3.38%
Cayman Islands–1.48%
•720 East CLO VII Ltd. 5.34% (3 mo. USD Term SOFR + 1.06%) 4/20/37	320,000	319,545
•AGL CLO 32 Ltd. 5.71% (3 mo. USD Term SOFR + 1.38%) 7/21/37	250,000	250,967
•AGL Core CLO 31 Ltd. 5.73% (3 mo. USD Term SOFR + 1.40%) 7/20/37	750,000	753,242
•Ballyrock CLO 14 Ltd. 5.71% (3 mo. USD Term SOFR + 1.38%) 7/20/37	2,500,000	2,506,133
•Birch Grove CLO 12 Ltd. 5.51% (3 mo. USD Term SOFR + 1.17%) 4/22/38	2,400,000	2,402,311
•CIFC Funding Ltd.
Class A 5.41% (3 mo. USD Term SOFR + 1.13%) 4/15/38	250,000	249,726
Class A1R 5.50% (3 mo. USD Term SOFR + 1.18%) 3/31/38	950,000	949,541
Class A1R 5.58% (3 mo. USD Term SOFR + 1.26%) 1/15/38	700,000	701,637
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•CIFC Funding Ltd. (continued)
Class A1R2 5.65% (3 mo. USD Term SOFR + 1.30%) 7/15/38	2,000,000	$2,007,890
Class BR2 6.20% (3 mo. USD Term SOFR + 1.85%) 7/15/38	700,000	702,542
•Dryden 75 CLO Ltd. 5.62% (3 mo. USD Term SOFR + 1.30%) 4/15/34	2,000,000	2,000,830
•Flatiron CLO 28 Ltd. 5.33% (3 mo. USD Term SOFR + 1.08%) 7/15/36	250,000	250,084
•Greystone CRE Notes Ltd. 5.28% (1 mo. USD Term SOFR + 1.13%) 7/15/39	28,548	28,532
•MF1 Ltd. 5.35% (1 mo. USD Term SOFR + 1.21%) 7/16/36	11,411	11,407
•MidOcean Credit CLO XVIII LLC 5.49% (3 mo. USD Term SOFR + 1.17%) 10/18/35	1,000,000	1,000,508
•Neuberger Berman CLO XXI Ltd. 5.65% (3 mo. USD Term SOFR + 1.32%) 1/20/39	3,400,000	3,406,076
•OCP CLO Ltd. 5.67% (3 mo. USD Term SOFR + 1.34%) 11/26/37	300,000	300,984
•Octagon Investment Partners XVI Ltd. 6.18% (3 mo. USD Term SOFR + 1.86%) 7/17/30	1,000,000	1,000,948
•OHA Credit Funding 15-R Ltd. 5.60% (3 mo. USD Term SOFR + 1.29%) 7/20/38	700,000	702,318
•Regatta 31 Funding Ltd. 5.40% (3 mo. USD Term SOFR + 1.17%) 3/25/38	1,000,000	1,000,400
•Regatta XVIII Funding Ltd. 5.48% (3 mo. USD Term SOFR + 1.16%) 4/15/38	250,000	250,194
•RR 28 Ltd. 5.87% (3 mo. USD Term SOFR + 1.55%) 4/15/37	388,191	389,127
•Silver Point CLO 7 Ltd. 5.68% (3 mo. USD Term SOFR + 1.36%) 1/15/38	250,000	250,816
•Sixth Street CLO XX Ltd.
Class A1R 5.58% (3 mo. USD Term SOFR + 1.32%) 7/17/38	2,000,000	2,006,544
Class A2R 5.83% (3 mo. USD Term SOFR + 1.57%) 7/17/38	2,000,000	2,002,638
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•TCW CLO Ltd. 5.72% (3 mo. USD Term SOFR + 1.38%) 3/31/38		1,000,000	$1,003,505
•Texas Debt Capital CLO Ltd. 7.07% (3 mo. USD Term SOFR + 2.75%) 7/20/38		700,000	704,853
•Trestles CLO III Ltd. 5.72% (3 mo. USD Term SOFR + 1.39%) 10/20/37		750,000	751,796
•Voya CLO Ltd.
Class A2AR 6.23% (3 mo. USD Term SOFR + 1.91%) 6/7/30		700,000	702,199
Class C1 6.43% (3 mo. USD Term SOFR + 2.11%) 7/15/31		300,000	300,289
•Whitebox CLO I Ltd. 6.07% (3 mo. USD Term SOFR + 1.75%) 7/24/36		250,000	250,183
•Whitebox CLO V Ltd.
Class A1 5.61% (3 mo. USD Term SOFR + 1.36%) 7/20/38		2,000,000	2,010,590
Class B 5.95% (3 mo. USD Term SOFR + 1.70%) 7/20/38		300,000	301,274
			31,469,629
Ireland–0.54%
•AB Carval Euro CLO II-C DAC 5.79% (3 mo. EURIBOR + 3.75%) 2/15/37	EUR	290,000	342,018
•Arbour CLO VI DAC 5.24% (3 mo. EURIBOR + 3.20%) 11/15/37	EUR	330,000	387,435
•Arcano Euro CLO I DAC 5.59% (3 mo. EURIBOR + 3.40%) 4/25/39	EUR	390,000	460,548
•Arcano Euro CLO II DAC 5.27% (3 mo. EURIBOR + 3.30%) 7/25/39	EUR	170,000	199,804
•Arini European CLO IV DAC 5.53% (3 mo. EURIBOR + 3.50%) 1/15/38	EUR	470,000	553,561
•Arini European CLO V DAC 5.17% (3 mo. EURIBOR + 2.80%) 1/15/39	EUR	250,000	293,439
•Aurium CLO VII DAC 5.28% (3 mo. EURIBOR + 3.15%) 10/15/38	EUR	120,000	141,722
•Aurium CLO XIII DAC 5.17% (3 mo. EURIBOR + 2.80%) 4/15/38	EUR	170,000	199,821
•Avoca CLO XVIII DAC 5.08% (3 mo. EURIBOR + 3.05%) 1/15/38	EUR	180,000	213,212
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Avoca Static CLO I DAC 4.93% (3 mo. EURIBOR + 2.90%) 1/15/35	EUR	160,000	$188,159
•Capital Four CLO VIII DAC 5.19% (3 mo. EURIBOR + 3.25%) 10/25/37	EUR	390,000	458,938
•Contego CLO V DAC 5.13% (3 mo. EURIBOR + 3.10%) 10/15/37	EUR	250,000	293,748
•Contego CLO VII DAC 5.42% (3 mo. EURIBOR + 3.45%) 1/23/38	EUR	320,000	376,985
•Contego CLO XI DAC 5.23% (3 mo. EURIBOR + 3.20%) 11/20/38	EUR	240,000	282,103
•CVC Cordatus Opportunity Loan Fund-R DAC 4.84% (3 mo. EURIBOR + 2.80%) 8/15/33	EUR	780,000	911,660
•Fidelity Grand Harbour CLO DAC 4.74% (3 mo. EURIBOR + 2.70%) 2/15/38	EUR	330,000	387,987
☐•Hambridge Euro CLO 1 DAC 0.00% (3.30% minus 3 mo. EURIBOR) 10/20/38	EUR	230,000	270,032
•Harvest CLO XXXII DAC 5.54% (3 mo. EURIBOR + 3.60%) 7/25/37	EUR	251,000	296,133
•Henley CLO XI DAC 4.96% (3 mo. EURIBOR + 2.60%) 4/25/39	EUR	370,000	433,595
•Henley CLO XII DAC 5.13% (3 mo. EURIBOR + 3.10%) 1/15/38	EUR	240,000	282,915
•Jubilee CLO DAC 5.23% (3 mo. EURIBOR + 3.20%) 1/15/39	EUR	410,000	481,812
•Palmer Square European Loan Funding DAC
Class D 5.09% (3 mo. EURIBOR + 3.05%) 5/15/34	EUR	240,000	280,339
Class D 5.19% (3 mo. EURIBOR + 3.15%) 5/15/34	EUR	290,000	340,176
•Penta CLO 17 DAC 5.29% (3 mo. EURIBOR + 3.25%) 8/15/38	EUR	274,000	324,007
•Providus CLO II DAC 5.23% (3 mo. EURIBOR + 3.20%) 10/15/38	EUR	260,000	305,974
•Rockford Tower Europe CLO DAC 5.21% (3 mo. EURIBOR + 3.00%) 10/25/37	EUR	320,000	376,073
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Signal Harmonic CLO I DAC 5.42% (3 mo. EURIBOR + 3.15%) 7/15/38	EUR	110,000	$130,029
•Sona Fios CLO III DAC 5.27% (3 mo. EURIBOR + 3.25%) 4/20/37	EUR	510,000	602,665
•Sona Fios CLO V DAC 5.33% (3 mo. EURIBOR + 3.30%) 8/25/38	EUR	190,000	223,491
•Texas Debt Capital Euro CLO DAC 5.20% (3 mo. EURIBOR + 3.00%) 4/16/39	EUR	390,000	458,399
•Tikehau CLO XII DAC 5.27% (3 mo. EURIBOR + 3.25%) 10/20/38	EUR	420,000	495,791
•Victory Street CLO I DAC 5.48% (3 mo. EURIBOR + 3.45%) 1/15/38	EUR	360,000	423,715
			11,416,286
United States–1.36%
Concord Music Royalties LLC 5.64% 10/20/74		315,000	317,372
•FNA 8 LLC 5.62% 3/15/45		835,070	841,088
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,219,095	1,235,024
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		304,933	243,236
GreenSky Home Improvement Trust
Class A4 5.67% 6/25/59		698,967	714,717
Class B 5.87% 6/25/59		112,051	114,319
•Huntington Bank Auto Credit-Linked Notes
Class B2 5.59% (30 day USD SOFR Average + 1.20%) 9/20/33		261,685	261,780
Class B2 5.79% (30 day USD SOFR Average + 1.40%) 5/20/32		409,805	410,673
Lyra Music Assets Delaware LP 5.76% 12/22/64		968,610	982,421
Mariner Finance Issuance Trust
Class A 5.13% 9/22/36		632,000	640,774
Class D 6.77% 9/22/36		105,000	107,759
•MF1 LLC 5.59% (1 mo. USD Term SOFR + 1.45%) 2/18/43		770,000	772,887
Navient Private Education Refi Loan Trust
Class B 2.61% 4/15/60		157,325	141,550
Class C 3.48% 4/15/60		412,901	386,842
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Navient Private Education Refi Loan Trust (continued)
• Class A 5.51% (U.S. (Fed) Prime Rate + 1.99%) 4/15/60	521,490	$517,867
Class A 5.66% 10/15/72	1,337,229	1,373,189
Navient Refinance Loan Trust 4.72% 9/15/55	867,000	865,068
Nelnet Student Loan Trust
Class B1 2.85% 4/20/62	762,000	688,083
Class C 3.57% 4/20/62	690,108	610,494
Class D 4.93% 4/20/62	655,600	596,341
• Class A1B 5.47% (30 day USD SOFR Average + 1.10%) 3/15/57	1,394,163	1,388,658
• Class A1B 5.74% (30 day USD SOFR Average + 1.35%) 6/22/65	922,000	921,993
Class D 5.82% 6/22/65	524,000	523,395
Pagaya AI Debt Selection Trust 3.00% 1/25/29	16,853	16,786
Progress Residential Trust 3.44% 5/17/26	300,515	297,703
QTS Issuer ABS II LLC 5.04% 10/5/55	914,000	910,912
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,657,617
Republic Finance Issuance Trust
Class A 4.59% 11/20/34	1,091,000	1,090,757
Class A 5.91% 8/20/32	977,000	988,951
Retained Vantage Data Centers Issuer LLC 5.09% 8/15/50	777,000	779,270
•SLM Private Education Loan Trust 9.01% (1 mo. USD Term SOFR + 4.86%) 10/15/41	335,678	351,994
SMB Private Education Loan Trust
Class B 2.30% 1/15/53	130,058	126,977
Class B 2.31% 1/15/53	162,600	159,097
Class C 2.99% 1/15/53	1,228,851	1,082,340
Class C 3.00% 1/15/53	56,928	49,741
Class D2 3.86% 1/15/53	157,236	143,287
• Class A1B 5.47% (30 day USD SOFR Average + 1.10%) 7/15/53	848,768	845,977
SoFi Personal Loan Trust
Class R1 1.00% 11/12/30	19,306	664,588
Class A 1.75% 2/12/31	15,000	237,391
Class A 6.00% 11/12/30	603,816	611,961
Class A 6.06% 2/12/31	432,803	435,512
Subway Funding LLC 6.27% 7/30/54	622,297	638,304
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Taco Bell Funding LLC 4.82% 8/25/55	995,000	$997,079
Truist Bank Auto Credit-Linked Notes 4.73% 9/26/33	810,000	810,598
♦Upgrade Master Pass-Through Trust 4.61% 10/15/32	320,000	320,286
UPX HIL Issuer Trust 5.16% 1/25/47	1,061,657	1,066,181
		28,938,839
Total Non-Agency Asset-Backed Securities (Cost $71,864,217)		71,824,754
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.35%
United States–0.35%
•Ajax Mortgage Loan Trust
Class A1 1.74% 12/25/60	1,139,151	1,010,365
Class A2 2.69% 12/25/60	208,229	160,384
Class B1 3.73% 12/25/60	137,618	93,229
•CSMC Trust 7.59% (1 mo. USD Term SOFR + 3.44%) 2/15/27	802,080	789,223
•JP Morgan Mortgage Trust
Class A2A 2.50% 12/25/51	913,203	756,960
Class A3A 2.50% 2/25/52	1,345,981	1,210,332
Class A4A 2.50% 2/25/52	672,085	461,586
=π^MCM Trust 0.00% 8/25/28	664,189	470,570
=MCM Trust CMO 3.00% 8/25/28	737,548	709,127
MCR Mortgage Trust 8.73% 6/12/39	244,000	247,985
TVC DSCR
=π^ 0.00% 2/1/51	472,941	405,219
= 2.38% 2/1/51	892,306	822,598
•Wells Fargo Commercial Mortgage Trust 5.48% 7/15/35	316,000	319,684
Total Non-Agency Collateralized Mortgage Obligations (Cost $7,948,778)		7,457,262
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.73%
Cayman Islands–0.06%
•AREIT Ltd. 5.53% (1 mo. USD Term SOFR + 1.39%) 12/17/29	790,000	791,478
•MF1 Trust 7.52% (1 mo. USD Term SOFR + 3.37%) 12/15/34	371,266	370,540
		1,162,018
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States–1.67%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	$461,228
•1301 Trust 5.23% 8/11/42	400,000	405,401
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	181,492
•Atrium Hotel Portfolio Trust 5.80% (1 mo. USD Term SOFR + 1.65%) 8/15/42	200,000	200,000
•BAHA Trust 7.77% 12/10/41	610,000	634,444
•BAMLL Trust 9.40% (1 mo. USD Term SOFR + 5.25%) 2/15/42	968,000	971,630
•BAY Mortgage Trust 5.95% (1 mo. USD Term SOFR + 1.80%) 5/15/35	190,000	190,694
•Bayview Commercial Asset Trust
Class M1 4.78% (1 mo. USD Term SOFR + 0.62%) 10/25/36	7,444	7,185
Class M6 5.49% (1 mo. USD Term SOFR + 1.16%) 11/25/35	8,203	8,775
•BBCMS Mortgage Trust 5.47% (1 mo. USD Term SOFR + 1.32%) 3/15/37	188,000	172,043
*•Benchmark Mortgage Trust 1.36% 2/15/54	6,107,859	299,136
•BFLD Commercial Mortgage Trust 7.91% 10/10/42	888,000	883,154
•BHMS Commercial Mortgage Trust 6.00% (1 mo. USD Term SOFR + 1.85%) 8/15/42	450,000	451,126
•BMP Trust 7.54% (1 mo. USD Term SOFR + 3.39%) 6/15/41	282,000	282,000
BWAY Mortgage Trust 3.63% 3/10/33	487,544	444,320
BX Commercial Mortgage Trust
Class A 2.84% 3/9/44	100,708	92,993
• Class A 4.95% (1 mo. USD Term SOFR + 0.80%) 10/15/38	86,905	86,850
• Class A 5.17% (1 mo. USD Term SOFR + 1.02%) 2/15/33	1,388,665	1,388,129
• Class A 5.54% (1 mo. USD Term SOFR + 1.39%) 3/15/41	499,498	499,808
• Class A 5.69% (1 mo. USD Term SOFR + 1.54%) 5/15/34	355,322	355,433
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• Class B 5.79% (1 mo. USD Term SOFR + 1.64%) 12/15/39	1,094,142	$1,097,210
• Class A 5.79% (1 mo. USD Term SOFR + 1.64%) 5/15/41	248,656	248,967
• Class B 6.41% (1 mo. USD Term SOFR + 2.26%) 2/15/33	814,304	813,168
• Class F 6.51% (1 mo. USD Term SOFR + 2.36%) 10/15/38	1,134,729	1,133,311
• Class G 7.07% (1 mo. USD Term SOFR + 2.91%) 6/15/38	866,684	866,955
• Class C 8.51% (1 mo. USD Term SOFR + 4.36%) 2/15/33	537,575	536,816
•BX Trust
Class D 4.08% 12/9/41	317,000	299,484
Class E 4.08% 12/9/41	1,319,000	1,206,992
Class A 5.59% (1 mo. USD Term SOFR + 1.44%) 4/15/41	586,688	587,421
Class A 6.08% 6/13/47	145,000	149,471
Class E 7.04% (1 mo. USD Term SOFR + 2.89%) 6/15/41	308,000	308,385
Class E 7.09% (1 mo. USD Term SOFR + 2.94%) 3/15/30	569,778	568,353
Class F 8.09% (1 mo. USD Term SOFR + 3.94%) 6/15/41	771,000	774,328
•CD Mortgage Trust 3.91% 11/13/50	33,602	32,061
CFSP Mortgage Trust 6.50% 4/15/37	633,369	614,281
•COMM Mortgage Trust 8.64% (1 mo. USD Term SOFR + 4.49%) 6/15/41	370,000	368,017
•CONE Trust 8.04% (1 mo. USD Term SOFR + 3.89%) 8/15/41	360,000	360,462
•CSAIL Commercial Mortgage Trust 4.74% 11/15/48	68,170	67,061
•DBSG Mortgage Trust 6.03% (1 mo. USD Term SOFR + 1.88%) 8/15/34	160,000	160,500
•DGWD Trust 5.75% (1 mo. USD Term SOFR + 1.60%) 8/15/35	648,000	649,214
•ELM Trust 8.05% 6/10/39	686,000	696,232
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•ELP Commercial Mortgage Trust 6.93% (1 mo. USD Term SOFR + 2.78%) 11/15/38	644,273	$643,467
•Extended Stay America Trust
Class D 6.51% (1 mo. USD Term SOFR + 2.36%) 7/15/38	1,174,683	1,174,684
Class E 7.11% (1 mo. USD Term SOFR + 2.96%) 7/15/38	733,650	733,650
•FS Rialto Issuer LLC 5.52% (1 mo. USD Term SOFR + 1.39%) 8/19/42	630,000	630,755
•GS Mortgage Securities Corp. Trust
Class A 5.22% (1 mo. USD Term SOFR + 1.06%) 10/15/36	163,892	163,175
Class A 5.57% (1 mo. USD Term SOFR + 1.41%) 5/15/26	209,172	197,928
Class A 6.79% (1 mo. USD Term SOFR + 2.65%) 11/25/41	1,127,000	1,130,000
Class E 7.20% (1 mo. USD Term SOFR + 3.05%) 11/15/36	847,875	842,845
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	466,906
•HILT Commercial Mortgage Trust
Class A 5.69% (1 mo. USD Term SOFR + 1.54%) 5/15/37	616,000	616,963
Class D 7.34% (1 mo. USD Term SOFR + 3.19%) 5/15/37	726,000	725,546
•JP Morgan Chase Commercial Mortgage Securities Trust
Class C 3.56% 1/5/39	310,000	257,098
Class E 6.97% (1 mo. USD Term SOFR + 2.81%) 4/15/38	778,000	778,972
Class F 7.47% (1 mo. USD Term SOFR + 3.31%) 4/15/38	364,000	364,682
•JW Commercial Mortgage Trust 7.34% (1 mo. USD Term SOFR + 3.19%) 6/15/39	260,000	261,203
•KSL Commercial Mortgage Trust 5.69% (1 mo. USD Term SOFR + 1.54%) 12/15/39	446,410	446,270
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•LBA Trust 8.59% (1 mo. USD Term SOFR + 4.44%) 6/15/39	112,000	$110,314
•LoanCore Issuer LLC 5.53% (1 mo. USD Term SOFR + 1.39%) 8/17/42	640,000	641,571
•MHC Commercial Mortgage Trust
Class E 6.37% (1 mo. USD Term SOFR + 2.22%) 4/15/38	843,437	844,228
Class F 6.87% (1 mo. USD Term SOFR + 2.72%) 4/15/38	99,425	99,487
•MHP Trust 7.02% (1 mo. USD Term SOFR + 2.86%) 7/15/38	387,313	387,313
•Morgan Stanley Capital I Trust 4.42% 7/11/40	234,000	220,332
•NYC Commercial Mortgage Trust 5.36% (1 mo. USD Term SOFR + 1.21%) 2/15/42	325,000	323,071
•ONNI Commerical Mortgage Trust 5.75% 7/15/39	320,000	327,061
•PENN Commercial Mortgage Trust 5.52% 8/10/42	343,000	347,493
•PKHL Commercial Mortgage Trust 7.62% (1 mo. USD Term SOFR + 3.46%) 7/15/38	108,752	51,257
•PRM5 Trust 5.81% 3/10/33	700,000	697,081
•SCG Commercial Mortgage Trust 7.10% (1 mo. USD Term SOFR + 2.95%) 3/15/35	410,000	409,744
•SREIT Trust
Class A 5.00% (1 mo. USD Term SOFR + 0.85%) 11/15/38	148,480	148,341
Class F 6.88% (1 mo. USD Term SOFR + 2.73%) 11/15/36	220,754	220,754
Class F 6.89% (1 mo. USD Term SOFR + 2.74%) 11/15/38	811,677	810,916
UBS Commercial Mortgage Trust 2.92% 10/15/52	137,681	129,396
•VNDO Trust 4.03% 1/10/35	267,100	261,701
Wells Fargo Commercial Mortgage Trust
*• Class XA 1.62% 4/15/54	2,768,245	157,543
*• Class XA 1.92% 7/15/53	3,306,767	224,221
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
• Class A 3.87% 6/15/36		169,000	$155,620
			35,556,118
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $36,399,873)			36,718,136
ΔSOVEREIGN BONDS–3.23%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	196,414
			196,414
Barbados–0.00%
Barbados Government International Bonds 8.00% 6/26/35		45,000	46,792
			46,792
Brazil–0.11%
^Brazil Letras do Tesouro Nacional 0.00% 1/1/26	BRL	2,699,000	489,635
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	10,608,000	1,957,754
			2,447,389
Canada–0.18%
Canada Government Bonds 2.75% 3/1/30	CAD	5,194,000	3,741,569
			3,741,569
Chile–0.03%
Chile Government International Bonds
3.75% 1/14/32	EUR	373,000	447,325
4.34% 3/7/42		252,000	222,541
			669,866
China–0.02%
China Government Bonds 2.11% 8/25/34	CNY	2,940,000	421,932
			421,932
Colombia–0.12%
Colombia Government International Bonds 8.00% 4/20/33		234,000	254,709
Colombia TES
5.75% 11/3/27	COP	5,769,400,000	1,375,090
7.75% 9/18/30	COP	4,172,200,000	940,856
			2,570,655
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Czech Republic–0.09%
Czech Republic Government Bonds
4.50% 11/11/32	CZK	13,000,000	$633,293
5.00% 9/30/30	CZK	24,260,000	1,218,172
			1,851,465
Dominican Republic–0.03%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	257,306
10.75% 6/1/36	DOP	17,350,000	300,717
			558,023
Ecuador–0.00%
Ecuador Government International Bonds 6.90% 7/31/30		7,938	7,164
			7,164
Egypt–0.04%
Egypt Government Bonds
21.38% 2/4/28	EGP	5,931,000	118,693
23.44% 7/1/28	EGP	5,470,000	114,110
24.14% 12/3/27	EGP	579,000	12,102
24.46% 10/1/27	EGP	4,833,000	101,537
Egypt Government International Bonds 8.50% 1/31/47		220,000	193,809
^Egypt Treasury Bills
0.00% 11/18/25	EGP	4,375,000	88,240
0.00% 11/25/25	EGP	1,925,000	38,631
0.00% 12/16/25	EGP	14,400,000	284,719
			951,841
France–0.05%
French Republic Government Bonds O.A.T. 3.20% 5/25/35	EUR	877,000	1,007,489
			1,007,489
Hungary–0.03%
Hungary Government Bonds 7.00% 10/24/35	HUF	141,350,000	429,343
Hungary Government International Bonds
5.25% 6/16/29		244,000	249,530
5.38% 9/12/33	EUR	23,000	29,322
			708,195
Indonesia–0.13%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	200,536
Indonesia Treasury Bonds
6.75% 7/15/35	IDR	12,613,000,000	776,489
7.00% 5/15/27	IDR	13,392,000,000	827,564
7.13% 6/15/38	IDR	9,577,000,000	593,567
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
8.25% 5/15/36	IDR	6,361,000,000	$434,838
			2,832,994
Ireland–0.59%
Ireland Government Bonds 2.60% 10/18/34	EUR	10,963,137	12,516,288
			12,516,288
Italy–0.16%
Italy Buoni Poliennali Del Tesoro 2.95% 7/1/30	EUR	2,880,000	3,412,367
			3,412,367
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	163,646
			163,646
Malaysia–0.08%
Malaysia Government Bonds
3.83% 7/5/34	MYR	1,173,000	286,007
4.46% 3/31/53	MYR	540,000	137,989
4.64% 11/7/33	MYR	5,041,000	1,292,020
			1,716,016
Mexico–0.26%
Mexico Bonos
7.00% 9/3/26	MXN	30,965,100	1,681,721
7.50% 5/26/33	MXN	38,195,400	1,968,992
7.75% 11/13/42	MXN	4,088,000	194,159
8.00% 2/21/36	MXN	7,800,000	402,400
8.50% 3/1/29	MXN	11,412,100	630,780
Mexico Government International Bonds 7.38% 5/13/55		515,000	565,218
			5,443,270
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	207,094
			207,094
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	191,319
			191,319
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	$219,461
			219,461
Peru–0.03%
Peru Government International Bonds 6.85% 8/12/35	PEN	1,821,000	553,517
Peruvian Government International Bonds 1.86% 12/1/32		23,000	18,944
			572,461
Philippines–0.06%
Philippines Government Bonds
6.25% 2/28/29	PHP	24,620,000	429,255
6.38% 4/28/35	PHP	40,750,000	718,532
Philippines Government International Bonds 6.38% 1/15/32		133,000	147,557
			1,295,344
Poland–0.21%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	710,060	174,920
4.75% 7/25/29	PLN	3,972,000	1,096,857
5.00% 10/25/34	PLN	2,177,000	583,202
5.00% 10/25/35	PLN	2,162,000	574,004
5.75% 4/25/29	PLN	6,758,000	1,930,823
Republic of Poland Government International Bonds
4.88% 10/4/33		22,000	22,289
5.50% 4/4/53		33,000	31,956
			4,414,051
Romania–0.01%
Romania Government International Bonds
2.12% 7/16/31	EUR	31,000	31,095
5.25% 11/25/27		28,000	28,292
5.88% 7/11/32	EUR	30,000	36,067
6.25% 9/10/34	EUR	76,000	92,062
6.75% 7/11/39	EUR	26,000	31,258
			218,774
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	286,142
			286,142
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–0.24%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	29,072,067	$1,595,190
8.00% 1/31/30	ZAR	36,862,398	2,141,850
8.50% 1/31/37	ZAR	16,834,000	896,776
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	224,512
5.75% 9/30/49		251,000	200,722
			5,059,050
Spain–0.22%
Spain Government Bonds
2.70% 1/31/30	EUR	3,309,000	3,915,889
3.15% 4/30/35	EUR	748,000	874,791
			4,790,680
Thailand–0.08%
Thailand Government Bonds
2.50% 11/17/29	THB	55,249,000	1,794,082
4.00% 6/17/55	THB	461,000	20,020
			1,814,102
Turkey–0.01%
Turkiye Government Bonds
30.00% 9/12/29	TRY	2,820,000	62,573
31.08% 11/8/28	TRY	4,970,000	112,265
			174,838
Ukraine–0.00%
Ukraine Government International Bonds
‡φ^ 0.00% 2/1/30		5,252	2,757
‡φ^ 0.00% 2/1/34		19,626	8,139
‡φ^ 0.00% 2/1/35		16,585	8,043
‡φ^ 0.00% 2/1/36		13,821	6,705
‡φ 4.50% 2/1/29		57,688	39,658
‡φ 4.50% 2/1/34		38,458	21,650
			86,952
United Kingdom–0.38%
U.K. Gilts 4.38% 3/7/30	GBP	5,912,000	8,025,678
			8,025,678
Uruguay–0.01%
Oriental Republic of Uruguay 5.25% 9/10/60		71,000	66,491
Uruguay Government International Bonds 9.75% 7/20/33	UYU	4,102,188	112,678
			179,169
Total Sovereign Bonds (Cost $65,559,942)			68,798,490
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–0.75%
U.S. Treasury Notes
4.00% 12/15/25	14,898,000	$14,898,437
4.13% 2/28/27	973,500	979,318
Total U.S. Treasury Obligations (Cost $15,871,316)		15,877,755

	Number of Shares
EXCHANGE-TRADED FUNDS–2.39%
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,153,196
iShares China Large-Cap ETF	115,486	4,751,094
iShares MSCI Brazil ETF	26,620	825,220
iShares MSCI China ETF	16,664	1,097,324
KraneShares CSI China Internet ETF	57,160	2,401,292
SPDR® Blackstone Senior Loan ETF	24,781	1,030,394
SPDR® Gold Shares	93,388	33,196,632
SPDR® S&P Regional Banking ETF	39,766	2,517,188
VanEck J. P. Morgan EM Local Currency Bond ETF	60,974	1,555,447
VanEck Semiconductor ETF	3,929	1,282,268
Total Exchange-Traded Funds (Cost $41,748,730)		50,810,055
MONEY MARKET FUND–2.55%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	54,297,548	54,297,548
Total Money Market Fund (Cost $54,297,548)		54,297,548

	Principal Amount°
SHORT-TERM INVESTMENTS–6.76%
U.S. TREASURY OBLIGATIONS–6.76%
≠U.S. Treasury Bills
3.92% 1/6/26	8,000,000	7,917,388
3.92% 1/13/26	8,700,000	8,603,907
3.98% 12/11/25	7,000,000	6,946,849
3.98% 12/18/25	6,000,000	5,949,732
4.05% 11/18/25	11,000,000	10,941,847
4.08% 11/12/25	8,000,000	7,962,713
4.09% 4/16/26	2,000,000	1,960,162
4.12% 12/4/25	7,000,000	6,951,493
4.14% 11/4/25	4,200,000	4,183,891
4.18% 11/4/25	69,000	68,733
4.18% 11/28/25	8,500,000	8,444,154
4.19% 11/6/25	5,131,000	5,109,973
4.21% 10/30/25	5,000,000	4,983,385
4.22% 10/28/25	7,000,000	6,978,331
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
4.23% 11/13/25	6,300,000	$6,268,922
4.23% 11/20/25	7,000,000	6,959,886
4.24% 11/6/25	5,000,000	4,979,315
4.25% 10/14/25	6,100,000	6,090,820
4.27% 10/9/25	8,000,000	7,992,604
4.29% 10/21/25	8,000,000	7,981,453
4.30% 10/2/25	10,500,000	10,498,771
4.33% 10/7/25	6,000,000	5,995,784
		143,770,113
Total Short-Term Investments (Cost $143,765,427)		143,770,113

	Notional Amount
OPTIONS PURCHASED–0.43%
Over-The-Counter–0.02%
Call Swaptions–0.01%
30 Year Interest Rate Swap, expiration date 11/26/25, notional amount $13,725,000 GS	13,725,000	$77,654
30 Year Interest Rate Swap, expiration date 10/30/25, notional amount $9,119,000 JPM	9,119,000	62,539
30 Year Interest Rate Swap, expiration date 1/14/26, notional amount $4,061,000 MSC	4,061,000	77,231
		217,424
Put Swaptions–0.00%
CDX.NA.HY.S44, expiration date 10/15/25, notional amount $2,870,000 RBC	2,870,000	714
CDX.NA.HY.S44, expiration date 10/15/25, notional amount $1,995,000 BOA	1,995,000	1,853
		2,567

	Number of Contracts

Put Options–0.01%
EUR vs USD Strike price EUR1.165, expiration date 10/7/25, notional amount EUR886,565 BNP	761,000	745
EUR vs USD Strike price EUR1.175, expiration date 10/1/25, notional amount EUR23,837,812 JPM	20,287,500	45,327
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
EUR vs USD Strike price EUR1.175, expiration date 10/10/25, notional amount EUR541,675 JPM	461,000	$2,396
GBP vs JPY Strike price JPY196, expiration date 12/4/25, notional amount JPY345,132,676 CBK	1,760,881	25,880
USD vs JPY Strike price JPY142, expiration date 10/8/25, notional amount JPY2,479,320,000 DB	17,460,000	856
USD vs SGD Strike price SGD1.27, expiration date 10/16/25, notional amount SGD916,940 MSC	722,000	258
USD vs TWD Strike price TWD29.7, expiration date 10/16/25, notional amount TWD14,463,900 SCB	487,000	371
		75,833
Call Options–0.00%
EUR vs USD Strike price EUR1.17, expiration date 10/2/25, notional amount EUR719,550 GS	615,000	3,098
EUR vs USD Strike price EUR1.17, expiration date 10/29/25, notional amount EUR899,730 BNP	769,000	8,987
EUR vs USD Strike price EUR1.19, expiration date 10/29/25, notional amount EUR686,630 JPM	577,000	2,093
EUR vs USD Strike price EUR1.195, expiration date 10/8/25, notional amount EUR18,082,740 BOA	15,132,000	5,347
USD vs CAD Strike price CAD1.395, expiration date 11/28/25, notional amount CAD4,198,950 RBC	3,010,000	6,532
USD vs MXN Strike price MXN19, expiration date 10/16/25, notional amount MXN9,709,000 MSC	511,000	336
USD vs MXN Strike price MXN19.2, expiration date 10/29/25, notional amount MXN12,691,200 BRC	661,000	699
		27,092
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options–0.00%
EUR vs CZK, one touch, barrier price CZK24.00, Strike price CZK24, expiration date 12/22/25, notional amount CZK936,000 BRC	39,000	$6,156
EUR vs USD, up and out, barrier price EUR1.21, Strike price EUR1.185, expiration date 10/16/25, notional amount EUR2,750,108 MSI	2,320,766	2,875
USD vs INR, one touch, barrier price INR86.00, Strike price INR86, expiration date 11/3/25, notional amount INR4,386,000 BRC	51,000	130
USD vs INR, down and out, barrier price INR85.05, Strike price INR87, expiration date 11/10/25, notional amount INR53,070,000 BOA	610,000	82
USD vs THB, one touch, barrier price THB33.50, Strike price THB33.5, expiration date 12/3/25, notional amount THB1,474,000 BOA	44,000	5,130
		14,373
		337,289

Centrally Cleared–0.41%
Call Options–0.40%
Alphabet, Inc. Strike price $225, expiration date 10/17/25, notional amount $5,040,000	224	438,816
Alphabet, Inc. Strike price $240, expiration date 10/17/25, notional amount $4,320,000	180	157,500
Alphabet, Inc. Strike price $240, expiration date 11/21/25, notional amount $3,576,000	149	231,397
Alphabet, Inc. Strike price $250, expiration date 11/21/25, notional amount $1,550,000	62	67,332
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com, Inc. Strike price $240, expiration date 11/21/25, notional amount $4,032,000	168	$79,296
Apple, Inc. Strike price $235, expiration date 11/21/25, notional amount $2,749,500	117	273,780
Apple, Inc. Strike price $240, expiration date 10/17/25, notional amount $5,568,000	232	375,840
Apple, Inc. Strike price $245, expiration date 10/17/25, notional amount $1,862,000	76	90,060
Apple, Inc. Strike price $250, expiration date 11/21/25, notional amount $2,775,000	111	145,410
ASML Holding NV Strike price $840, expiration date 10/17/25, notional amount $1,932,000	23	312,340
Booking Holdings, Inc. Strike price $5,900, expiration date 12/19/25, notional amount $3,540,000	6	67,230
Broadcom, Inc. Strike price $350, expiration date 12/19/25, notional amount $3,570,000	102	218,790
Broadcom, Inc. Strike price $390, expiration date 10/17/25, notional amount $702,000	18	1,242
CBOE Volatility Index Strike price $40, expiration date 10/22/25, notional amount $400,000	100	1,700
Citigroup, Inc. Strike price $105, expiration date 11/21/25, notional amount $3,339,000	318	103,032
Delta Air Lines, Inc. Strike price $62.5, expiration date 12/19/25, notional amount $4,443,750	711	168,507
DR Horton, Inc. Strike price $175, expiration date 11/21/25, notional amount $1,382,500	79	56,564
DR Horton, Inc. Strike price $185, expiration date 11/21/25, notional amount $1,424,500	77	31,185
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
EURO STOXX Banks Index Strike price EUR240, expiration date 11/21/25, notional amount EUR5,304,000	442	$128,435
Freeport-McMoRan, Inc. Strike price $48, expiration date 10/17/25, notional amount $1,137,600	237	1,422
Informatica, Inc. Strike price $35, expiration date 11/21/25, notional amount $119,000	34	170
Intuit, Inc. Strike price $700, expiration date 11/21/25, notional amount $2,660,000	38	90,820
iShares China Large-Cap ETF Strike price $42, expiration date 10/17/25, notional amount $17,173,800	4,089	208,539
McDonald's Corp. Strike price $330, expiration date 11/21/25, notional amount $2,112,000	64	10,496
Meta Platforms, Inc. Strike price $820, expiration date 10/17/25, notional amount $1,886,000	23	2,553
Meta Platforms, Inc. Strike price $830, expiration date 11/21/25, notional amount $1,909,000	23	27,370
Microsoft Corp. Strike price $560, expiration date 10/17/25, notional amount $2,296,000	41	1,148
MongoDB, Inc. Strike price $360, expiration date 11/21/25, notional amount $2,556,000	71	38,695
NVIDIA Corp. Strike price $185, expiration date 11/21/25, notional amount $999,000	54	72,900
NVIDIA Corp. Strike price $185, expiration date 12/19/25, notional amount $4,421,500	239	383,117
Paramount Skydance Corp. Strike price $22, expiration date 10/17/25, notional amount $294,800	134	3,752
Sabre Corp. Strike price $2.5, expiration date 10/17/25, notional amount $27,750	111	555
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
†Sabre Corp. Strike price $4, expiration date 10/17/25, notional amount $34,400	86	$430
SPDR Gold Shares Strike price $345, expiration date 12/19/25, notional amount $30,912,000	896	1,715,840
SPDR Gold Shares Strike price $360, expiration date 11/21/25, notional amount $68,652,000	1,907	1,640,020
SPDR S&P 500 ETF Trust Strike price $667, expiration date 10/10/25, notional amount $18,742,700	281	126,450
SPDR S&P 500 ETF Trust Strike price $670, expiration date 10/3/25, notional amount $93,867,000	1,401	117,684
SPDR S&P 500 ETF Trust Strike price $672, expiration date 10/3/25, notional amount $48,451,200	721	30,282
SPDR S&P Regional Banking ETF Strike price $67, expiration date 10/17/25, notional amount $4,241,100	633	16,458
Tesla, Inc. Strike price $360, expiration date 10/17/25, notional amount $1,656,000	46	401,534
Uber Technologies, Inc. Strike price $100, expiration date 12/19/25, notional amount $2,170,000	217	142,135
United Airlines Holdings, Inc. Strike price $105, expiration date 12/19/25, notional amount $2,866,500	273	144,690
Valero Energy Corp. Strike price $170, expiration date 12/19/25, notional amount $3,162,000	186	198,090
Walt Disney Co. Strike price $120, expiration date 11/21/25, notional amount $1,896,000	158	51,350
Warner Bros Discovery, Inc. Strike price $17, expiration date 10/17/25, notional amount $146,200	86	19,350
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Warner Bros Discovery, Inc. Strike price $22, expiration date 10/17/25, notional amount $167,200	76	$2,128
Wells Fargo & Co. Strike price $85, expiration date 10/17/25, notional amount $2,201,500	259	51,282
		8,447,716
Put Options–0.01%
Alphabet, Inc. Strike price $245, expiration date 11/21/25, notional amount $1,519,000	62	80,910
†American Airlines Group, Inc. Strike price $11, expiration date 10/17/25, notional amount $118,800	108	3,888
EURO STOXX Banks Index Strike price EUR180, expiration date 10/17/25, notional amount EUR396,000	44	129
EURO STOXX Banks Index Strike price EUR210, expiration date 10/17/25, notional amount EUR1,144,500	109	2,879
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $79, expiration date 10/17/25, notional amount $2,227,800	282	2,256
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $80, expiration date 10/17/25, notional amount $1,560,000	195	2,730
iShares Russell 2000 ETF Strike price $230, expiration date 10/17/25, notional amount $1,265,000	55	5,567
iShares Russell 2000 ETF Strike price $235, expiration date 10/17/25, notional amount $1,198,500	51	9,486
Rheinmetall AG Strike price EUR1,600, expiration date 10/17/25, notional amount EUR2,240,000	14	3,041
SPDR S&P 500 ETF Trust Strike price $642, expiration date 10/17/25, notional amount $1,412,400	22	3,938
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR S&P 500 ETF Trust Strike price $645, expiration date 10/17/25, notional amount $1,419,000	22	$5,550
SPDR S&P 500 ETF Trust Strike price $655, expiration date 10/10/25, notional amount $28,296,000	432	96,865
		217,239
		8,664,955
Total Options Purchased (Cost $7,989,988)		9,002,244

TOTAL INVESTMENTS–98.92% (Cost $1,661,828,284)	$2,103,450,013

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.34)%
Over-The-Counter–(0.04)%
Call Swaptions–(0.01)%
30 Year Interest Rate Swap, expiration date 11/26/25, notional amount $(13,725,000) GS	(13,725,000)	$(5,441)
30 Year Interest Rate Swap, expiration date 1/14/26, notional amount $(4,061,000) MSC	(4,061,000)	(25,184)
30 Year Interest Rate Swap, expiration date 1/14/26, notional amount $(2,031,000) MSC	(2,031,000)	(4,625)
30 Year Interest Rate Swap, expiration date 10/30/25, notional amount $(9,119,000) JPM	(9,119,000)	(6,210)
5 Year Interest Rate Swap, expiration date 11/14/25, notional amount $(22,660,000) GS	(22,660,000)	(30,975)
5 Year Interest Rate Swap, expiration date 11/18/25, notional amount $(28,765,000) JPM	(28,765,000)	(43,884)
5 Year Interest Rate Swap, expiration date 11/20/25, notional amount $(28,494,000) MSC	(28,494,000)	(36,007)
5 Year Interest Rate Swap, expiration date 11/21/25, notional amount $(28,777,000) GS	(28,777,000)	(41,129)
5 Year Interest Rate Swap, expiration date 10/27/25, notional amount CZK(12,206,730) JPM	(12,206,730)	(130)
5 Year Interest Rate Swap, expiration date 10/27/25, notional amount CZK(8,137,820) MSC	(8,137,820)	(87)
2 Year Interest Rate Swap, expiration date 12/9/25, notional amount $(4,518,069) JPM	(4,518,069)	(1,620)
2 Year Interest Rate Swap, expiration date 12/22/25, notional amount $(132,383,000) MSC	(132,383,000)	(88,509)
10 Year Interest Rate Swap, expiration date 12/30/25, notional amount $(11,284,000) JPM	(11,284,000)	(42,383)
(326,184)
Put Swaptions–(0.02)%
5 Year Interest Rate Swap, expiration date 10/15/25, notional amount $(4,970,000) BRC	(4,970,000)	(7)
CDX.NA.HY.S44, expiration date 10/15/25, notional amount $(2,870,000) RBC	(2,870,000)	(80)
5 Year Interest Rate Swap, expiration date 12/12/25, notional amount $(31,455,000) GS	(31,455,000)	(97,467)
2 Year Interest Rate Swap, expiration date 12/17/25, notional amount $(6,850,160) JPM	(6,850,160)	(9,756)
2 Year Interest Rate Swap, expiration date 12/26/25, notional amount $(13,041,000) DB	(13,041,000)	(11,858)
CDX.NA.HY.S44, expiration date 10/15/25, notional amount $(1,995,000) BOA	(1,995,000)	(274)
10 Year Interest Rate Swap, expiration date 12/30/25, notional amount $(11,284,000) JPM	(11,284,000)	(40,272)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(90,005,000) GS	(90,005,000)	(250,214)
(409,928)

Number of Contracts

Call Options–(0.00)%
EUR vs USD Strike price EUR1.19, expiration date 10/29/25, notional amount EUR(1,373,260) BNP	(1,154,000)	(4,187)
USD vs JPY Strike price JPY151, expiration date 10/08/25, notional amount JPY(2,636,460,000) DB	(17,460,000)	(8,136)
USD vs TWD Strike price TWD30.5, expiration date 10/16/25, notional amount TWD(14,853,500) SCB	(487,000)	(2,142)
(14,465)
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options–(0.01)%
EUR vs USD Strike price EUR1.14, expiration date 10/08/25, notional amount EUR(17,250,480) BOA	(15,132,000)	$(569)
EUR vs USD Strike price EUR1.165, expiration date 10/01/25, notional amount EUR(23,634,938) JPM	(20,287,500)	(1,143)
GBP vs JPY Strike price JPY192, expiration date 12/04/25, notional amount JPY(507,133,824) CBK	(2,641,322)	(19,595)
USD vs BRL Strike price BRL5.25, expiration date 12/12/25, notional amount BRL(30,287,250) CBK	(5,769,000)	(41,514)
USD vs IDR Strike price IDR16,000, expiration date 12/12/25, notional amount IDR(92,304,000,000) BOA	(5,769,000)	(7,707)
USD vs JPY Strike price JPY146.5, expiration date 10/01/25, notional amount JPY(663,192,754) HSBC	(4,526,913)	(272)
USD vs MXN Strike price MXN18, expiration date 12/15/25, notional amount MXN(103,842,000) CBK	(5,769,000)	(32,456)
USD vs ZAR Strike price ZAR16.8, expiration date 12/12/25, notional amount ZAR(95,793,600) HSBC	(5,702,000)	(30,882)
(134,138)
(884,715)
Centrally Cleared–(0.30)%
Call Options–(0.23)%
Alphabet, Inc. Strike price $210, expiration date 12/19/25, notional amount $(1,260,000)	(60)	(235,200)
Alphabet, Inc. Strike price $220, expiration date 12/19/25, notional amount $(2,794,000)	(127)	(395,351)
Alphabet, Inc. Strike price $250, expiration date 1/16/26, notional amount $(1,625,000)	(65)	(101,270)
Alphabet, Inc. Strike price $260, expiration date 10/17/25, notional amount $(676,000)	(26)	(4,056)
Alphabet, Inc. Strike price $280, expiration date 11/21/25, notional amount $(1,736,000)	(62)	(18,600)
Amazon.com, Inc. Strike price $260, expiration date 12/19/25, notional amount $(1,976,000)	(76)	(21,204)
Amazon.com, Inc. Strike price $270, expiration date 1/16/26, notional amount $(1,917,000)	(71)	(19,312)
Apollo Global Management, Inc. Strike price $145, expiration date 10/17/25, notional amount $(101,500)	(7)	(357)
Apollo Global Management, Inc. Strike price $170, expiration date 1/16/26, notional amount $(272,000)	(16)	(1,616)
Apple, Inc. Strike price $240, expiration date 12/19/25, notional amount $(5,496,000)	(229)	(515,250)
Apple, Inc. Strike price $250, expiration date 12/19/25, notional amount $(1,600,000)	(64)	(98,688)
Apple, Inc. Strike price $255, expiration date 10/17/25, notional amount $(714,000)	(28)	(14,000)
Apple, Inc. Strike price $255, expiration date 11/21/25, notional amount $(2,983,500)	(117)	(119,340)
Apple, Inc. Strike price $270, expiration date 1/16/26, notional amount $(1,593,000)	(59)	(47,200)
Autodesk, Inc. Strike price $330, expiration date 10/17/25, notional amount $(264,000)	(8)	(2,080)
Autodesk, Inc. Strike price $350, expiration date 1/16/26, notional amount $(280,000)	(8)	(6,160)
Bank of America Corp. Strike price $52.5, expiration date 10/17/25, notional amount $(777,000)	(148)	(14,356)
Bank of America Corp. Strike price $52.5, expiration date 12/19/25, notional amount $(367,500)	(70)	(15,260)
Bank of America Corp. Strike price $55, expiration date 10/17/25, notional amount $(297,000)	(54)	(1,458)
Bank of America Corp. Strike price $60, expiration date 1/16/26, notional amount $(894,000)	(149)	(7,748)
Boeing Co. Strike price $260, expiration date 12/19/25, notional amount $(416,000)	(16)	(4,688)
Boeing Co. Strike price $265, expiration date 12/19/25, notional amount $(424,000)	(16)	(3,872)
Boeing Co. Strike price $270, expiration date 1/16/26, notional amount $(594,000)	(22)	(6,578)
Broadcom, Inc. Strike price $370, expiration date 12/19/25, notional amount $(629,000)	(17)	(25,075)
Broadcom, Inc. Strike price $380, expiration date 12/19/25, notional amount $(2,622,000)	(69)	(84,387)
Broadcom, Inc. Strike price $380, expiration date 1/16/26, notional amount $(1,216,000)	(32)	(48,960)
Broadcom, Inc. Strike price $410, expiration date 10/17/25, notional amount $(1,476,000)	(36)	(1,152)
Broadcom, Inc. Strike price $410, expiration date 12/19/25, notional amount $(4,879,000)	(119)	(82,110)
Cameco Corp. Strike price $90, expiration date 10/17/25, notional amount $(126,000)	(14)	(2,100)
Cameco Corp. Strike price $95, expiration date 1/16/26, notional amount $(342,000)	(36)	(17,604)
Cameco Corp. Strike price $100, expiration date 12/19/25, notional amount $(230,000)	(23)	(6,026)
Capital One Financial Corp. Strike price $240, expiration date 10/17/25, notional amount $(240,000)	(10)	(380)
Capital One Financial Corp. Strike price $250, expiration date 12/19/25, notional amount $(900,000)	(36)	(9,180)
Capital One Financial Corp. Strike price $260, expiration date 1/16/26, notional amount $(728,000)	(28)	(6,272)
Citigroup, Inc. Strike price $100, expiration date 12/19/25, notional amount $(600,000)	(60)	(39,300)
Citigroup, Inc. Strike price $110, expiration date 10/17/25, notional amount $(1,034,000)	(94)	(5,264)
CRH PLC Strike price $110, expiration date 12/19/25, notional amount $(440,000)	(40)	(55,200)
CRH PLC Strike price $135, expiration date 1/16/26, notional amount $(405,000)	(30)	(7,950)
Delta Air Lines, Inc. Strike price $70, expiration date 12/19/25, notional amount $(56,000)	(8)	(808)
Delta Air Lines, Inc. Strike price $72.5, expiration date 12/19/25, notional amount $(10,309,500)	(1,422)	(113,760)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
DR Horton, Inc. Strike price $210, expiration date 1/16/26, notional amount $(189,000)	(9)	$(2,025)
EchoStar Corp. Strike price $80, expiration date 10/17/25, notional amount $(432,000)	(54)	(12,690)
Eli Lilly & Co. Strike price $900, expiration date 1/16/26, notional amount $(900,000)	(10)	(17,700)
EQT Corp. Strike price $60, expiration date 10/17/25, notional amount $(222,000)	(37)	(1,036)
EQT Corp. Strike price $65, expiration date 1/16/26, notional amount $(240,500)	(37)	(5,069)
Hilton Worldwide Holdings, Inc. Strike price $300, expiration date 10/17/25, notional amount $(390,000)	(13)	(1,170)
Intel Corp. Strike price $35, expiration date 10/17/25, notional amount $(1,228,500)	(351)	(46,332)
Intuit, Inc. Strike price $730, expiration date 10/17/25, notional amount $(73,000)	(1)	(228)
Intuitive Surgical, Inc. Strike price $575, expiration date 1/16/26, notional amount $(287,500)	(5)	(2,450)
iShares China Large-Cap ETF Strike price $45, expiration date 10/17/25, notional amount $(18,400,500)	(4,089)	(40,890)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $82, expiration date 1/16/26, notional amount $(6,478,000)	(790)	(15,800)
JPMorgan Chase & Co. Strike price $315, expiration date 10/17/25, notional amount $(2,898,000)	(92)	(74,980)
JPMorgan Chase & Co. Strike price $325, expiration date 10/17/25, notional amount $(1,235,000)	(38)	(14,250)
JPMorgan Chase & Co. Strike price $325, expiration date 12/19/25, notional amount $(650,000)	(20)	(19,900)
JPMorgan Chase & Co. Strike price $350, expiration date 1/16/26, notional amount $(945,000)	(27)	(13,122)
Live Nation Entertainment, Inc. Strike price $185, expiration date 10/17/25, notional amount $(518,000)	(28)	(700)
Live Nation Entertainment, Inc. Strike price $195, expiration date 1/16/26, notional amount $(409,500)	(21)	(4,148)
Mastercard, Inc. Strike price $650, expiration date 12/19/25, notional amount $(1,235,000)	(19)	(6,336)
McKesson Corp. Strike price $780, expiration date 10/17/25, notional amount $(468,000)	(6)	(6,360)
McKesson Corp. Strike price $840, expiration date 1/16/26, notional amount $(504,000)	(6)	(10,248)
Meta Platforms, Inc. Strike price $860, expiration date 12/19/25, notional amount $(1,204,000)	(14)	(16,058)
Meta Platforms, Inc. Strike price $900, expiration date 11/21/25, notional amount $(4,140,000)	(46)	(20,056)
Meta Platforms, Inc. Strike price $920, expiration date 1/16/26, notional amount $(1,472,000)	(16)	(13,600)
Micron Technology, Inc. Strike price $150, expiration date 12/19/25, notional amount $(255,000)	(17)	(43,605)
Micron Technology, Inc. Strike price $155, expiration date 1/16/26, notional amount $(310,000)	(20)	(52,000)
Micron Technology, Inc. Strike price $160, expiration date 10/17/25, notional amount $(112,000)	(7)	(8,008)
Microsoft Corp. Strike price $580, expiration date 12/19/25, notional amount $(7,192,000)	(124)	(61,876)
Microsoft Corp. Strike price $605, expiration date 1/16/26, notional amount $(2,480,500)	(41)	(15,375)
Netflix, Inc. Strike price $1,500, expiration date 1/16/26, notional amount $(300,000)	(2)	(2,756)
NVIDIA Corp. Strike price $200, expiration date 11/21/25, notional amount $(1,880,000)	(94)	(65,330)
NVIDIA Corp. Strike price $210, expiration date 11/21/25, notional amount $(1,134,000)	(54)	(23,058)
NVIDIA Corp. Strike price $210, expiration date 12/19/25, notional amount $(5,019,000)	(239)	(149,853)
NVIDIA Corp. Strike price $220, expiration date 12/19/25, notional amount $(6,402,000)	(291)	(118,437)
NVIDIA Corp. Strike price $230, expiration date 1/16/26, notional amount $(2,829,000)	(123)	(48,708)
Oracle Corp. Strike price $280, expiration date 12/19/25, notional amount $(420,000)	(15)	(44,100)
Oracle Corp. Strike price $330, expiration date 12/19/25, notional amount $(9,108,000)	(276)	(344,448)
Palantir Technologies, Inc. Strike price $200, expiration date 12/19/25, notional amount $(40,000)	(2)	(2,770)
Salesforce, Inc. Strike price $310, expiration date 1/16/26, notional amount $(465,000)	(15)	(4,125)
SPDR Gold Shares Strike price $380, expiration date 11/21/25, notional amount $(108,680,000)	(2,860)	(783,640)
Taiwan Semiconductor Manufacturing Co. Ltd. Strike price $270, expiration date 12/19/25, notional amount $(783,000)	(29)	(72,616)
Tesla, Inc. Strike price $420, expiration date 10/17/25, notional amount $(1,218,000)	(29)	(104,226)
Tesla, Inc. Strike price $460, expiration date 12/19/25, notional amount $(322,000)	(7)	(31,115)
Tesla, Inc. Strike price $480, expiration date 1/16/26, notional amount $(576,000)	(12)	(53,640)
Tesla, Inc. Strike price $500, expiration date 12/19/25, notional amount $(150,000)	(3)	(9,321)
TJX Cos., Inc. Strike price $150, expiration date 10/17/25, notional amount $(495,000)	(33)	(1,287)
Trane Technologies PLC Strike price $450, expiration date 10/17/25, notional amount $(180,000)	(4)	(500)
Uber Technologies, Inc. Strike price $110, expiration date 12/19/25, notional amount $(4,774,000)	(434)	(136,710)
United Airlines Holdings, Inc. Strike price $115, expiration date 12/19/25, notional amount $(115,000)	(10)	(2,830)
United Airlines Holdings, Inc. Strike price $125, expiration date 12/19/25, notional amount $(6,825,000)	(546)	(79,170)
Valero Energy Corp. Strike price $170, expiration date 1/16/26, notional amount $(187,000)	(11)	(13,915)
Walt Disney Co. Strike price $140, expiration date 1/16/26, notional amount $(322,000)	(23)	(1,978)
Warner Bros Discovery, Inc. Strike price $20, expiration date 10/17/25, notional amount $(172,000)	(86)	(7,396)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Warner Bros Discovery, Inc. Strike price $25, expiration date 10/17/25, notional amount $(190,000)	(76)	$(532)
Wells Fargo & Co. Strike price $90, expiration date 10/17/25, notional amount $(837,000)	(93)	(4,836)
Williams Cos., Inc. Strike price $65, expiration date 10/17/25, notional amount $(312,000)	(48)	(2,880)
(4,795,361)
Put Options–(0.07)%
Alphabet, Inc. Strike price $200, expiration date 12/19/25, notional amount $(2,340,000)	(117)	(28,782)
Alphabet, Inc. Strike price $210, expiration date 11/21/25, notional amount $(1,302,000)	(62)	(15,872)
Amazon.com, Inc. Strike price $180, expiration date 1/16/26, notional amount $(1,278,000)	(71)	(18,815)
Amazon.com, Inc. Strike price $200, expiration date 11/21/25, notional amount $(3,360,000)	(168)	(64,680)
Apollo Global Management, Inc. Strike price $110, expiration date 1/16/26, notional amount $(176,000)	(16)	(4,544)
Apple, Inc. Strike price $230, expiration date 11/21/25, notional amount $(2,553,000)	(111)	(23,976)
Boeing Co. Strike price $180, expiration date 1/16/26, notional amount $(396,000)	(22)	(7,150)
Boeing Co. Strike price $200, expiration date 10/17/25, notional amount $(440,000)	(22)	(2,706)
Booking Holdings, Inc. Strike price $4,900, expiration date 12/19/25, notional amount $(2,940,000)	(6)	(68,622)
Boston Scientific Corp. Strike price $90, expiration date 1/16/26, notional amount $(450,000)	(50)	(11,000)
Broadcom, Inc. Strike price $300, expiration date 12/19/25, notional amount $(3,570,000)	(119)	(173,740)
Circle Internet Group, Inc. Strike price $110, expiration date 10/17/25, notional amount $(836,000)	(76)	(11,400)
Citigroup, Inc. Strike price $90, expiration date 11/21/25, notional amount $(2,862,000)	(318)	(39,114)
Costco Wholesale Corp. Strike price $840, expiration date 1/16/26, notional amount $(504,000)	(6)	(7,380)
Costco Wholesale Corp. Strike price $850, expiration date 10/17/25, notional amount $(510,000)	(6)	(534)
CRH PLC Strike price $90, expiration date 1/16/26, notional amount $(270,000)	(30)	(3,150)
DR Horton, Inc. Strike price $145, expiration date 11/21/25, notional amount $(1,145,500)	(79)	(14,615)
DR Horton, Inc. Strike price $155, expiration date 11/21/25, notional amount $(1,193,500)	(77)	(29,260)
EQT Corp. Strike price $40, expiration date 1/16/26, notional amount $(148,000)	(37)	(1,517)
EQT Corp. Strike price $42, expiration date 12/19/25, notional amount $(2,436,000)	(580)	(21,750)
EQT Corp. Strike price $45, expiration date 12/19/25, notional amount $(2,610,000)	(580)	(34,220)
EURO STOXX Banks Index Strike price EUR205, expiration date 11/21/25, notional amount EUR(2,265,250)	(221)	(20,433)
Freeport-McMoRan, Inc. Strike price $40, expiration date 10/17/25, notional amount $(948,000)	(237)	(46,689)
Hilton Worldwide Holdings, Inc. Strike price $230, expiration date 10/17/25, notional amount $(207,000)	(9)	(540)
Intel Corp. Strike price $25, expiration date 11/21/25, notional amount $(2,192,500)	(877)	(25,433)
Intuit, Inc. Strike price $560, expiration date 1/16/26, notional amount $(168,000)	(3)	(2,025)
Intuit, Inc. Strike price $630, expiration date 11/21/25, notional amount $(2,394,000)	(38)	(47,120)
Intuitive Surgical, Inc. Strike price $380, expiration date 1/16/26, notional amount $(190,000)	(5)	(4,950)
Intuitive Surgical, Inc. Strike price $410, expiration date 10/17/25, notional amount $(205,000)	(5)	(825)
iShares Russell 2000 ETF Strike price $200, expiration date 10/17/25, notional amount $(1,100,000)	(55)	(538)
iShares Russell 2000 ETF Strike price $210, expiration date 10/17/25, notional amount $(1,071,000)	(51)	(765)
Live Nation Entertainment, Inc. Strike price $130, expiration date 1/16/26, notional amount $(273,000)	(21)	(3,675)
Live Nation Entertainment, Inc. Strike price $135, expiration date 10/17/25, notional amount $(283,500)	(21)	(2,572)
McDonald's Corp. Strike price $285, expiration date 11/21/25, notional amount $(1,824,000)	(64)	(17,024)
McKesson Corp. Strike price $580, expiration date 1/16/26, notional amount $(348,000)	(6)	(1,980)
McKesson Corp. Strike price $590, expiration date 10/17/25, notional amount $(354,000)	(6)	(3,000)
Meta Platforms, Inc. Strike price $600, expiration date 1/16/26, notional amount $(960,000)	(16)	(15,920)
Meta Platforms, Inc. Strike price $700, expiration date 10/17/25, notional amount $(3,220,000)	(46)	(27,048)
Microsoft Corp. Strike price $420, expiration date 1/16/26, notional amount $(1,722,000)	(41)	(11,890)
MongoDB, Inc. Strike price $260, expiration date 11/21/25, notional amount $(1,846,000)	(71)	(26,625)
Netflix, Inc. Strike price $970, expiration date 1/16/26, notional amount $(194,000)	(2)	(3,024)
NextEra Energy, Inc. Strike price $60, expiration date 1/16/26, notional amount $(354,000)	(59)	(2,714)
NVIDIA Corp. Strike price $140, expiration date 1/16/26, notional amount $(1,722,000)	(123)	(30,135)
NVIDIA Corp. Strike price $160, expiration date 11/21/25, notional amount $(656,000)	(41)	(12,669)
NVIDIA Corp. Strike price $160, expiration date 12/19/25, notional amount $(3,824,000)	(239)	(106,833)
Rheinmetall AG Strike price EUR1,400, expiration date 10/17/25, notional amount EUR(1,960,000)	(14)	(1,989)
Salesforce, Inc. Strike price $195, expiration date 1/16/26, notional amount $(292,500)	(15)	(5,925)
SPDR Gold Shares Strike price $310, expiration date 12/19/25, notional amount $(18,507,000)	(597)	(43,581)
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR Gold Shares Strike price $335, expiration date 11/21/25, notional amount $(63,884,500)	(1,907)	$(404,284)
SPDR S&P 500 ETF Trust Strike price $600, expiration date 10/17/25, notional amount $(2,640,000)	(44)	(2,112)
SPDR S&P 500 ETF Trust Strike price $645, expiration date 10/10/25, notional amount $(41,796,000)	(648)	(70,487)
SPDR S&P Regional Banking ETF Strike price $59, expiration date 10/17/25, notional amount $(3,734,700)	(633)	(23,421)
Valero Energy Corp. Strike price $135, expiration date 12/19/25, notional amount $(2,511,000)	(186)	(22,878)
Walt Disney Co. Strike price $95, expiration date 1/16/26, notional amount $(218,500)	(23)	(2,967)
Walt Disney Co. Strike price $100, expiration date 11/21/25, notional amount $(1,580,000)	(158)	(16,432)
Walt Disney Co. Strike price $105, expiration date 10/17/25, notional amount $(241,500)	(23)	(575)
(1,591,905)
(6,387,266)
Total Options Written (Premiums received $(6,383,913))		(7,271,981)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.42%	30,334,123
NET ASSETS APPLICABLE TO 156,320,306 SHARES OUTSTANDING–100.00%	$2,126,512,155

ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs.
†Non-income producing.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
☐Rate is less than 0.01%.
^Zero coupon security.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $39,198,407, which represented 1.84% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Services Ltd. Series D	6/6/2022	$966,416	$592,641
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	311,968
Bytedance Ltd. Series E1	6/6/2022	3,886,481	5,937,640
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,555,461	1,700,073
Databricks, Inc. Series F	6/6/2022	3,699,435	9,075,150
Databricks, Inc. Series G	6/6/2022	1,010,938	2,479,950
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,390,932
Epic Games, Inc.	6/6/2022	2,952,750	2,220,659
Exo, Inc.	5/22/2025	407,022	373
Exo, Inc. Series D	5/22/2025	31,327	35,624
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,320,239
Farmers Business Network, Inc.	6/6/2022	1,258,125	25,587
Galaxy Universal LLC	6/6/2022	1,309,095	1,309,925
Grand Rounds, Inc.	4/29/2019	1,804,027	910,842
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1 Series E1	6/6/2022	2,531,915	1,160,256
Jumpcloud, Inc. Series F Series F	6/6/2022	166,530	76,313
Loadsmart, Inc. Series C Series C	6/6/2022	1,759,432	564,982
Loadsmart, Inc. Series D Series D	6/6/2022	155,855	78,183
MCM Trust Class A2B	6/6/2022	566,957	470,570
Mercia	6/6/2022	100,093	107,709
Mercia	6/6/2022	1,725,223	1,856,498
Mercia	6/6/2022	436,469	469,681
MNTN, Inc.	3/31/2025	377,132	386,508
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,224,217
Noodle Partners, Inc. Series C	6/6/2022	424,114	104,814
PsiQuantum Corp. Series D	6/6/2022	379,300	606,555
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc.	3/10/2025	555,650	418
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	108,287
SambaNova Systems, Inc. Series C Series C	6/6/2022	1,364,826	374,490
SambaNova Systems, Inc. Series D Series D	6/6/2022	434,237	162,257
Snorkel AI, Inc. Series B	6/6/2022	41,487	27,301
Snorkel AI, Inc. Series C	6/6/2022	148,614	122,087
Sonder Holdings, Inc.	12/30/2024	0	4,247
Sonder Holdings, Inc.	4/11/2025	0	17,836
TVC DSCR	6/6/2022	578,502	405,219
Ursa Major Technologies, Inc.	6/6/2022	470,678	456,259
Verge Analytics, Inc.	7/11/2025	513,271	20,531
Vita Global FinCo Ltd.	6/6/2022	696,222	633,985
Vita Global FinCo Ltd.	6/6/2022	503,176	447,601
Voltage, Inc. Series C	6/6/2022	174,273	0
Total		$41,928,416	$39,198,407
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNY	EUR	5,260,185	USD	(6,212,238)	12/17/25	$—	$(8,544)
BNY	GBP	6,950,315	USD	(9,407,387)	12/17/25	—	(59,060)
BOA	CNH	21,822,700	USD	(3,072,765)	12/17/25	5,579	—
BOA	HUF	(144,613,342)	USD	436,937	11/25/25	3,124	—
BOA	IDR	(43,030,140,534)	USD	2,610,419	11/25/25	35,036	—
BOA	SGD	5,198,914	USD	(4,083,777)	12/17/25	—	(29,834)
BRC	BRL	11,863,789	USD	(2,175,068)	10/2/25	52,930	—
BRC	BRL	(14,231,286)	USD	2,616,894	10/2/25	—	(55,716)
BRC	BRL	14,231,286	USD	(2,675,758)	10/2/25	—	(3,148)
BRC	BRL	(11,863,789)	USD	2,230,622	10/2/25	2,624	—
BRC	BRL	470,902	USD	(85,152)	12/17/25	1,705	—
BRC	CHF	(8,807,675)	USD	11,087,326	12/17/25	—	(80,971)
BRC	EUR	9,475,938	USD	(11,087,326)	12/17/25	88,293	—
BRC	IDR	343,036,911	USD	(20,785)	12/17/25	—	(271)
BRC	JPY	(40,371,977)	USD	273,000	10/30/25	—	(945)
BRC	MYR	12,387,074	USD	(2,956,836)	10/30/25	—	(12,790)
BRC	TRY	(23,612,814)	USD	527,700	10/24/25	—	(28,538)
BRC	TRY	(11,342,703)	USD	253,800	12/26/25	—	(128)
BRC	TWD	283,700,111	USD	(9,480,371)	12/17/25	—	(111,905)
CBK	ARS	(80,191,500)	USD	53,461	12/11/25	3,741	—
CBK	ARS	193,744,034	USD	(131,441)	1/26/26	—	(16,488)
CBK	ARS	(171,600,000)	USD	110,000	1/26/26	8,186	—
CBK	CAD	(5,011,316)	USD	3,630,700	12/17/25	16,533	—
CBK	CLP	173,264,000	USD	(182,000)	10/30/25	—	(1,757)
CBK	COP	4,362,392,101	USD	(1,125,270)	10/30/25	—	(17,108)
CBK	COP	(9,682,500,509)	USD	2,483,743	11/25/25	32,149	—
CBK	EGP	(11,043,174)	USD	222,903	10/2/25	—	(7,639)
CBK	EGP	11,043,174	USD	(230,136)	10/2/25	406	—
CBK	EGP	12,992,256	USD	(239,798)	11/20/25	25,071	—
CBK	EGP	(5,521,587)	USD	110,014	1/5/26	—	(307)
CBK	EUR	(233,000)	USD	274,262	10/30/25	176	—
CBK	IDR	44,211,046,048	USD	(2,659,551)	10/30/25	—	(11,311)
CBK	INR	267,859,511	USD	(3,026,781)	10/30/25	—	(17,293)
CBK	KRW	12,634,307,501	USD	(9,137,484)	12/17/25	—	(106,786)
CBK	NGN	223,460,589	USD	(140,048)	12/5/25	8,771	—
CBK	PEN	1,895,916	USD	(542,000)	10/30/25	3,611	—
CBK	PEN	(448,374)	USD	128,319	11/25/25	—	(631)
CBK	PHP	(66,607,571)	USD	1,169,929	11/25/25	30,041	—
CBK	TRY	40,519,027	USD	(900,978)	12/17/25	13,179	—
CBK	UYU	(6,280,192)	USD	156,150	11/25/25	—	(16)
CIBC	CAD	48,128,967	USD	(34,869,303)	12/17/25	—	(158,631)
CIBC	EUR	(4,402,448)	USD	5,216,239	12/17/25	24,132	—
CIBC	EUR	(3,918,109)	USD	4,609,500	12/17/25	—	(11,393)
CIBC	GBP	14,974,416	USD	(20,263,374)	12/17/25	—	(122,452)
CIBC	JPY	64,846,734	USD	(441,000)	10/30/25	—	(981)
CIBC	JPY	1,943,737,350	USD	(13,321,761)	12/17/25	—	(71,456)
CIBC	PLN	5,290,182	USD	(1,466,085)	10/30/25	—	(11,230)
CIBC	ZAR	28,328,694	USD	(1,637,737)	10/30/25	—	(1,011)
CIBC	ZAR	130,207,734	USD	(7,432,131)	12/17/25	65,134	—
DB	CNH	16,845,899	USD	(2,374,462)	10/30/25	—	(5,853)
DB	EUR	(298,324)	USD	350,940	10/16/25	334	—
DB	EUR	(38,736,213)	USD	45,431,618	12/17/25	—	(252,635)
DB	EUR	(1,516,153)	USD	1,788,834	12/17/25	732	—
DB	JPY	2,141,469,256	USD	(14,526,807)	12/17/25	71,420	—
GSI	ARS	301,716,000	USD	(204,000)	12/11/25	—	(16,933)
GSI	ARS	(72,808,500)	USD	48,539	12/11/25	3,397	—
GSI	BRL	1,935,697	USD	(363,000)	10/2/25	521	—
GSI	BRL	(1,935,697)	USD	363,949	10/2/25	428	—
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	CHF	(8,421,928)	USD	10,658,798	12/17/25	$—	$(20,364)
GSI	EUR	233,000	USD	(272,608)	10/30/25	1,478	—
GSI	HUF	770,101,997	USD	(2,277,224)	12/17/25	29,941	—
GSI	NOK	105,800,294	USD	(10,658,798)	12/17/25	—	(54,816)
GSI	NZD	1,752,447	USD	(1,045,061)	12/17/25	—	(25,947)
GSI	PEN	(1,015,344)	USD	289,000	10/30/25	—	(3,198)
GSI	PLN	(728,014)	USD	200,227	11/25/25	93	—
GSI	PLN	13,207,782	USD	(3,617,490)	12/17/25	11,561	—
GSI	ZAR	(118,050,834)	USD	6,760,039	11/25/25	—	(48,599)
GSI	ZAR	32,270,187	USD	(1,853,217)	11/25/25	7,982	—
HSBC	BRL	(1,930,447)	USD	361,000	10/2/25	—	(1,535)
HSBC	BRL	1,930,447	USD	(362,962)	10/2/25	—	(427)
HSBC	BRL	42,405,528	USD	(7,843,072)	12/17/25	—	(21,418)
HSBC	CNH	219,711,855	USD	(31,063,473)	12/17/25	—	(70,574)
HSBC	EUR	(6,517,410)	USD	7,843,072	12/17/25	156,647	—
HSBC	GBP	(22,477,010)	USD	30,417,598	12/17/25	185,523	—
HSBC	HKD	48,431,945	USD	(6,234,240)	12/17/25	—	(496)
HSBC	KRW	376,687,290	USD	(271,000)	10/30/25	—	(2,389)
HSBC	MXN	(81,431,150)	USD	4,419,807	11/25/25	—	(50)
JPM	ARS	131,864,351	USD	(88,559)	1/26/26	—	(10,321)
JPM	AUD	41,107,126	USD	(27,232,735)	12/17/25	—	(7,069)
JPM	BRL	(22,927,783)	USD	4,311,083	10/2/25	5,286	—
JPM	BRL	22,927,783	USD	(4,311,139)	10/2/25	—	(5,342)
JPM	BRL	(12,785,995)	USD	2,385,558	11/4/25	3,993	—
JPM	BRL	10,221,408	USD	(1,907,068)	11/4/25	—	(3,192)
JPM	CNH	3,569,387	USD	(503,000)	12/17/25	503	—
JPM	CZK	35,779,983	USD	(1,744,812)	10/30/25	—	(17,894)
JPM	EUR	202,323	USD	(239,492)	10/30/25	—	(1,492)
JPM	EUR	302,000	USD	(358,946)	12/17/25	—	(2,777)
JPM	EUR	(302,000)	USD	361,029	12/17/25	4,860	—
JPM	EUR	(1,130,743)	USD	1,332,949	12/17/25	—	(613)
JPM	JPY	15,445,180,507	USD	(105,817,899)	12/17/25	—	(529,319)
JPM	MXN	40,803,695	USD	(2,215,665)	10/30/25	4,872	—
JPM	MXN	(19,584,131)	USD	1,042,427	12/17/25	—	(18,049)
JPM	PEN	(1,759,705)	USD	504,865	11/25/25	—	(1,220)
JPM	PEN	451,904	USD	(129,064)	11/25/25	902	—
MSC	BRL	1,916,911	USD	(358,000)	11/4/25	—	(949)
MSC	CZK	(40,267,986)	USD	1,962,444	11/25/25	18,082	—
MSC	DKK	59,327,551	USD	(9,357,315)	12/17/25	23,344	—
MSC	EUR	121,932	USD	(143,398)	10/16/25	—	(97)
MSC	EUR	(6,493,449)	USD	7,719,877	12/17/25	61,711	—
MSC	GBP	1,813,748	USD	(2,421,435)	12/17/25	18,096	—
MSC	MXN	143,527,956	USD	(7,719,877)	12/17/25	52,121	—
MSC	MYR	(5,949,308)	USD	1,425,906	11/25/25	10,387	—
MSC	NGN	219,973,223	USD	(140,047)	11/4/25	7,435	—
MSC	NOK	(87,192,057)	USD	8,784,780	12/17/25	45,834	—
MSC	THB	83,706,624	USD	(2,631,291)	10/30/25	—	(41,498)
MSC	THB	(57,776,153)	USD	1,827,838	11/25/25	36,960	—
RBC	CAD	5,513,288	USD	(3,985,199)	12/17/25	—	(9,009)
RBC	SEK	69,439,192	USD	(7,460,184)	12/17/25	—	(48,045)
SCB	CAD	(370,435)	USD	268,000	10/30/25	1,403	—
SCB	CNH	(3,035,543)	USD	429,727	11/25/25	2,183	—
SCB	MXN	(7,458,405)	USD	404,433	11/25/25	—	(388)
SGN	AUD	9,635,400	USD	(6,383,550)	12/17/25	—	(1,927)
SGN	CHF	(96,948)	USD	123,000	10/30/25	742	—
SGN	CHF	39,506,764	USD	(49,998,522)	12/17/25	96,793	—
SGN	GBP	2,025,536	USD	(2,724,364)	12/17/25	27	—
SGN	HKD	(146,635,780)	USD	18,874,626	12/17/25	930	—
SGN	INR	(28,225,098)	USD	318,841	12/17/25	2,656	—
SGN	PEN	(951,210)	USD	271,000	10/30/25	—	(2,741)
SGN	TRY	60,051,731	USD	(1,372,800)	10/24/25	41,819	—
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	CNY	1,320,476	USD	(185,108)	10/9/25	$765	$—
SSB	CNY	(1,904,963)	USD	267,044	10/9/25	—	(1,103)
UBS	EUR	(277,262)	USD	329,441	11/25/25	2,854	—
UBS	EUR	38,556,853	USD	(45,362,489)	12/17/25	110,232	—
UBS	EUR	1,193,277	USD	(1,420,626)	12/17/25	—	(13,313)
UBS	HUF	327,742,719	USD	(990,634)	10/30/25	—	(5,929)
UBS	PLN	(16,152,643)	USD	4,487,358	11/25/25	46,915	—
UBS	TRY	41,188,008	USD	(916,511)	12/17/25	12,739	—
UBS	ZAR	6,964,283	USD	(400,316)	11/25/25	1,353	—
Total Foreign Currency Exchange Contracts						$1,506,275	$(2,195,861)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(720)	CBOT 10 Year U.S. Treasury Notes Futures	$(81,000,000)	$(80,574,589)	12/19/25	$—	$(425,411)
(498)	CBOT 2 Year U.S. Treasury Notes Futures	(103,782,422)	(103,737,910)	12/31/25	—	(44,512)
925	CBOT 5 Year U.S. Treasury Notes Futures	101,005,665	101,030,781	12/31/25	—	(25,116)
101	CBOT U.S. Long Bond Futures	11,775,969	11,481,137	12/19/25	294,832	—
240	Eurex 10 Year Euro BUND Futures	36,227,446	36,048,518	12/8/25	178,928	—
58	Eurex 2 Year Euro SCHATZ Futures	7,284,797	7,292,343	12/8/25	—	(7,546)
(8)	Eurex 30 Year Euro BUXL Futures	(1,075,243)	(1,044,427)	12/8/25	—	(30,816)
401	Eurex 5 Year Euro BOBL Futures	55,464,278	55,450,611	12/8/25	13,667	—
71	Euro-BTP Italian Bond Futures	9,989,574	9,878,777	12/8/25	110,797	—
74	French Government Bond Futures	10,542,858	10,428,248	12/8/25	114,610	—
82	Long Gilt Futures	10,017,995	9,978,948	12/29/25	39,047	—
263	SFE 10 Year Australian Bond Futures	19,726,257	19,744,766	12/15/25	—	(18,509)
45	Three-Month SOFR Futures	10,835,438	10,798,938	3/17/26	36,500	—
15	TSE Japanese 10 Year Bond Futures	13,773,202	13,908,140	12/15/25	—	(134,938)
(1,560)	Ultra 10 Year U.S. Treasury Notes Futures	(179,521,875)	(177,054,043)	12/19/25	—	(2,467,832)
770	Ultra U.S. Treasury Bond Futures	92,448,125	90,435,881	12/19/25	2,012,244	—
					2,800,625	(3,154,680)
Equity Contracts:
(3)	CBOE Volatility Index Futures	(52,764)	(56,811)	10/22/25	4,047	—
(2)	CBOE Volatility Index Futures	(38,498)	(42,584)	11/19/25	4,086	—
2	CBOE Volatility Index Futures	39,600	42,596	12/17/25	—	(2,996)
(1)	CBOE Volatility Index Futures	(20,689)	(22,267)	1/21/26	1,578	—
1	CBOE Volatility Index Futures	21,232	22,303	3/18/26	—	(1,071)
1	CBOE Volatility Index Futures	21,450	22,143	4/15/26	—	(693)
2	CBOE Volatility Index Futures	42,946	43,306	5/19/26	—	(360)
(194)	CME E-mini NASDAQ 100 Index Futures	(96,618,790)	(95,420,490)	12/19/25	—	(1,198,300)
90	CME E-mini Russell 2000 Index Futures	11,049,750	11,101,178	12/19/25	—	(51,428)
175	CME E-mini S&P 500 Index Futures	58,964,062	58,531,375	12/19/25	432,687	—
119	Eurex EURO STOXX 50 Futures	7,741,444	7,538,526	12/19/25	202,918	—
382	Eurex EURO STOXX Banks Index Futures	5,213,666	5,128,148	12/19/25	85,518	—
(17)	FTSE 100 Index Futures	(2,150,864)	(2,117,106)	12/19/25	—	(33,758)
96	IFSC NIFTY 50 Index Futures	4,754,208	4,765,007	10/28/25	—	(10,799)
88	KFE KOSPI 200 Index Futures	7,461,388	6,927,556	12/11/25	533,832	—
4	Montreal Exchange S&P/TSX 60 Index Futures	1,019,070	1,000,592	12/18/25	18,478	—
115	OSE Nikkei 225 Index Futures	34,985,631	33,766,107	12/11/25	1,219,524	—
					2,502,668	(1,299,405)
Total Futures Contracts					$5,303,293	$(4,454,085)
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(20,793)	$(15,169)	$—	$(5,624)
CDX.NA.HY.44 - Quarterly[3]	5,633,000	(5.00%)	6/20/30	(456,949)	(388,109)	—	(68,840)
CDX.NA.IG.44 - Quarterly[4]	10,517,945	(1.00%)	6/20/30	(241,870)	(224,432)	—	(17,438)
					(627,710)	—	(91,902)
Protection Sold
CDX.NA.HY.39- Quarterly[3]	1,954,835	(5.00%)	12/20/27	130,607	(13,116)	143,723	—
CDX.NA.HY.41- Quarterly[3]	3,773,088	(5.00%)	12/20/28	301,290	91,682	209,608	—
CDX.NA.IG.39- Quarterly[4]	1,578,595	(1.00%)	12/20/27	26,033	1,090	24,943	—
ITRAXX Europe.42- Quar- terly[5]	EUR 8,470,802	(5.00%)	12/20/29	1,022,745	639,869	382,876	—
ITRAXX Europe.43- Quar- terly[5]	EUR 247,128	(5.00%)	6/20/30	31,688	23,026	8,662	—
					742,551	769,812	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
GS Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	275,000	(5.00%)	6/20/30	$(43,854)	$(37,892)	$—	$(5,962)
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(15,317)	(2,839)	—	(12,478)
JPM Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(16,114)	8,039	—	(24,153)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(754)	278	—	(1,032)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	(44)	776	—	(820)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	(96)	2,180	—	(2,276)
JPM Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(19,360)	15,631	—	(34,991)
BNP Deutsche Bank AG 1.75 - 11/29/2030 - Quarterly	EUR 457,382	(1.00%)	12/20/29	(7,077)	(2,489)	—	(4,588)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(24,691)	(16,040)	—	(8,651)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(12,346)	(7,089)	—	(5,257)
JPM Hertz Corp. 5 - 12/01/2029 - Quarterly	45,000	(5.00%)	12/20/25	(103)	685	—	(788)
BNP Intesa Sanpaolo SpA 0.01 - 03/03/2017 - Quarterly	EUR 470,111	(1.00%)	6/20/30	(16,427)	(9,452)	—	(6,975)
JPM Intesa Sanpaolo SpA 3.92 - 02/24/2026 - Quarterly	EUR 435,236	(1.00%)	12/20/29	(5,500)	—	—	(5,500)
DB Occidental Petroleum Corp. 5.55 - 03/15/2026 - Quarterly	160,000	(1.00%)	6/20/30	(1,795)	(401)	—	(1,394)
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
JPM Panama Government International Bonds 8.88 09/30/2027 - Quarterly	65,000	(1.00%)	12/20/30	$1,253	$1,350	$—	$(97)
BRC Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	65	5,772	—	(5,707)
GS Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	72	6,354	—	(6,282)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	39	3,645	—	(3,606)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	52	5,003	—	(4,951)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	105	9,492	—	(9,387)
JPM Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(8,331)	5,755	—	(14,086)
BNP Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	125,000	(1.00%)	6/20/30	(2,594)	(631)	—	(1,963)
GS Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	0	(1.00%)	6/20/30	(36)	5	—	(41)
GS Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	12/20/30	2,858	3,022	—	(164)
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 205,000	(1.00%)	12/20/29	(190)	8,517	—	(8,707)
JPM Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	30,357	4,680	25,677	—
					4,351	25,677	(169,856)
Protection Sold
BNP AXA SA 1.125 - 05/15/2028 - Quarterly	EUR 470,111	(1.00%)	6/20/30	14,747	9,211	5,536	—
DB Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 112,907	(5.00%)	12/20/29	15,184	(9,660)	24,844	—
BNP Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 212,000	(5.00%)	12/20/30	28,576	28,602	—	(26)
JPM Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 126,000	(5.00%)	6/20/30	17,028	3,838	13,190	—
GSI Forvia SE 3.13 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/29	14,264	6,849	7,415	—
BNP Hannover Rueck SE 1.13 - 10/09/2039 - Quarterly	EUR 228,691	(1.00%)	12/20/29	3,889	1,208	2,681	—
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 743,000	(5.00%)	12/20/29	122,163	79,188	42,975	—
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 425,000	(5.00%)	12/20/29	32,175	26,847	5,328	—
BNP ITRAXX.XO.42 - Quar- terly[6]	EUR 425,000	(5.00%)	12/20/29	32,174	27,680	4,494	—
BNP Muenchener Rueckversicherungs- Gesellschaft AG 1.25 - 05/26/2041 - Quarterly	EUR 228,691	(1.00%)	12/20/29	3,979	1,256	2,723	—
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
JPM Swedbank AB 3.00 - 12/05/2027 - Quarterly	EUR 435,236	(1.00%)	12/20/29	$3,828	$(1,101)	$4,929	$—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	2,814	927	1,887	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	0	(5.00%)	12/20/29	13	9	4	—
CBK Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	0	(5.00%)	12/20/29	24	17	7	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/30	16,322	16,216	106	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/30	8,641	8,585	56	—
DB ZF Europe Finance BV 2.50 10/23/2027 - Quarterly	EUR 214,000	(5.00%)	12/20/28	16,897	16,599	298	—
					216,271	116,473	(26)
					220,622	142,150	(169,882)
Total CDS Contracts					$335,463	$911,962	$(261,784)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$65,483	$65,483	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(611,536)	$231	$—	$(611,767)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	578,380	47	578,333	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	257,856	23	257,833	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	130,208	14	130,194	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	128,985	14	128,971	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(65,903)	1,027	—	(66,930)
EUR 8,364,000	2.34	1 day EUR STR	Pay	Annual	1/19/33	(79,068)	86	—	(79,154)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	289,129	(11)	289,140	—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	336,892	177	336,715	—
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	$125,048	$91	$124,957	$—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	(6,360)	117	—	(6,477)
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	(92,404)	116	—	(92,520)
JPY 3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	58,364	24	58,340	—
ZAR 22,948,658	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(6,890)	—	—	(6,890)
ZAR 33,758,284	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(16,964)	1	—	(16,965)
ZAR 1,079,735	6.92	JIBAR03M	Receive	Quarterly	9/23/26	(40)	—	—	(40)
ZAR 13,258,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	(5,253)	3	—	(5,256)
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	2,725,551	14,788	2,710,763	—
PLN 5,448,860	5.24	WIBOR06M	Receive	Semiannual	9/19/26	(13,299)	4	—	(13,303)
MXN 7,001,881	8.97	MTIIE01M	Receive	Monthly	12/14/29	(24,294)	3	—	(24,297)
PLN 4,544,998	5.14	WIBOR06M	Receive	Semiannual	3/19/27	(48,682)	3	—	(48,685)
PLN 2,726,998	5.13	WIBOR06M	Receive	Semiannual	3/19/27	(29,023)	2	—	(29,025)
ZAR 25,090,581	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(57,234)	13	—	(57,247)
ZAR 25,450,216	6.94	JIBAR03M	Receive	Quarterly	9/17/26	(1,435)	3	—	(1,438)
ZAR 5,839,261	6.99	JIBAR03M	Receive	Quarterly	9/17/27	(1,745)	1	—	(1,746)
ZAR 11,050,309	7.60	JIBAR03M	Receive	Quarterly	9/17/30	(15,923)	6	—	(15,929)
PLN 3,202,709	3.97	WIBOR06M	Receive	Semiannual	9/17/27	1,980	3	1,977	—
PLN 2,399,768	4.21	WIBOR06M	Receive	Quarterly	9/17/26	627	1	626	—
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	180,796	26	180,770	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	74,203	203	74,000	—
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	75,574	207	75,367	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	373,698	67	373,631	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	798,594	—	798,594	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(454,825)	73	—	(454,898)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(454,426)	74	—	(454,500)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	3,097,197	42,898	3,054,299	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,098,258	6,922	1,091,336	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	7,944,347	162,983	7,781,364	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	8,119,329	227,497	7,891,832	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	121,183	24,209	96,974	—
EUR 19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	561,949	147	561,802	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	581,045	188	580,857	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	126,984	37	126,947	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	350,863	88	350,775	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	318,039	84	317,955	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	385,574	111	385,463	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	59,728	22	59,706	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	56,301	106	56,195	—
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(30,463)	140	—	(30,603)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	15,789	106	15,683	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(651,370)	25,109	—	(676,479)
MXN 106,952,390	9.26	MTIIE01M	Pay	Monthly	11/18/26	144,554	13	144,541	—
MXN 98,015,509	9.04	MTIIE01M	Pay	Monthly	11/14/29	349,889	36	349,853	—
PLN 1,773,716	4.94	WIBOR06M	Pay	Semiannual	3/19/30	27,965	4	27,961	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(17,081)	231	—	(17,312)
GBP 14,863,600	4.00	SONIA12M	Pay	Annual	1/16/30	105,023	447	104,576	—
EUR 240,559	2.42	EURIBOR06M	Pay	Annual/Semiannual	1/31/30	4,268	59	4,209	—
EUR 483,280	2.43	EURIBOR06M	Pay	Annual/Semiannual	2/3/30	9,086	1,042	8,044	—
CZK 12,648,096	3.46	PRIBOR06M	Pay	Semi-Annual	3/19/30	(685)	6	—	(691)
HUF 135,981,220	6.50	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/27	13,522	1	13,521	—
HUF 54,004,106	6.55	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/30	6,967	2	6,965	—
CZK 5,649,630	3.66	PRIBOR06M	Pay	Semi-Annual	6/18/30	(2,826)	604	—	(3,430)
CZK 3,150,321	3.56	PRIBOR06M	Pay	Annual	6/18/30	(2,282)	1	—	(2,283)
HUF 319,000,000	5.76	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(8,583)	3	—	(8,586)
HUF 200,381,316	5.68	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(6,279)	3	—	(6,282)
HUF 23,784,309	5.96	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/30	(925)	1	—	(926)
EUR 318,791	2.63	EURIBOR06M	Pay	Semiannual	1/31/30	6,895	6,614	281	—
PLN 1,728,225	4.04	WIBOR06M	Pay	Semiannual	9/17/30	(2,384)	5	—	(2,389)
CZK 9,446,078	3.41	PRIBOR06M	Pay	Semiannual	9/17/30	(10,634)	5	—	(10,639)
EUR 3,472,601	2.20	EURIBOR06M	Pay	Semiannual	6/4/30	(27,211)	37	—	(27,248)
CZK 13,851,000	3.55	PRIBOR06M	Pay	Semiannual	9/17/30	(11,155)	7	—	(11,162)
MXN 6,909,000	7.82	MTIIE01M	Pay	Monthly	6/7/30	8,195	3	8,192	—
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
KRW 2,062,513,000	2.40	3 mo. KRW COD Rate	Pay	Quarterly	9/17/28	$(5,568)	$14	$—	$(5,582)
THB 3,889,000	1.61	1 day THB THOR	Pay	Quarterly	9/17/35	1,737	2	1,735	—
MXN 33,976,702	9.31	MTIIE01M	Receive	Monthly	1/9/26	(10,948)	—	—	(10,948)
MXN 6,902,039	8.65	MTIIE01M	Receive	Monthly	2/7/30	(19,918)	3	—	(19,921)
973,478	3.88	SOFR12M	Receive	Annual	3/20/27	(2,916)	89	—	(3,005)
MXN 3,039,773	7.73	MTIIE01M	Receive	Monthly	5/6/30	(2,965)	1	—	(2,966)
MXN 36,182,000	7.73	MTIIE01M	Receive	Monthly	6/19/26	(8,514)	2	—	(8,516)
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	18,607	184	18,423	—
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	180,519	115	180,404	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	342,013	121	341,892	—
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	(200,232)	130	—	(200,362)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	239,086	105	238,981	—
MXN 52,805,678	8.47	MTIIE01M	Pay	Monthly	2/25/26	15,225	1	15,224	—
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	75,658	186	75,472	—
MXN 14,868,939	7.73	MTIIE01M	Pay	Monthly	5/11/26	2,818	1	2,817	—
MXN 4,391,000	7.72	MTIIE01M	Pay	Monthly	6/24/30	4,204	2	4,202	—
5,901,374	3.75	SOFR12M	Pay	Annual	7/9/35	41,874	93	41,781	—
MXN 25,841,000	7.69	MTIIE01M	Pay	Monthly	7/30/30	22,892	12	22,880	—
26,455,278	3.50	SOFR12M	Pay	Annual	8/20/28	84,305	195	84,110	—
BRL 2,319,000	13.14	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(659)	4	—	(663)
BRL 4,724,000	13.01	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(4,081)	8	—	(4,089)
PLN 1,204,830	4.08	WIBOR06M	Receive	Semiannual	12/17/30	818	4	814	—
PLN 1,223,085	4.08	WIBOR06M	Receive	Semiannual	12/17/30	800	3	797	—
PLN 1,223,085	4.10	WIBOR06M	Receive	Semiannual	12/17/30	579	3	576	—
KRW 2,602,556,000	2.40	3 mo. KRW COD Rate	Pay	Quarterly	9/17/28	(6,837)	18	—	(6,855)
CNY 8,263,000	1.45	7 day CNY Repo Fixing	Pay	Annual	9/17/30	(11,363)	12	—	(11,375)
THB 7,698,500	1.38	1 day THB THOR	Pay	Quarterly	9/17/35	(1,759)	4	—	(1,763)
THB 7,698,500	1.35	1 day THB THOR	Pay	Quarterly	9/17/35	(2,324)	4	—	(2,328)
							$518,524	$30,189,650	$(3,063,470)

Counterparty	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(390,122)	$—	$—	$(390,122)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,179)	—	—	(2,179)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(295,341)	—	—	(295,341)
BNP	BRL 3,596,590	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(67,482)	—	—	(67,482)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(406,967)	—	—	(406,967)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(336,311)	—	—	(336,311)
BOA	BRL 34,608,328	13.12	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(36,360)	—	—	(36,360)
BOA	BRL 8,616,553	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(15,175)	—	—	(15,175)
BOA	BRL 7,403,883	12.95	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(15,550)	—	—	(15,550)
BRC	BRL 4,231,464	14.18	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	(565)	—	—	(565)
BRC	BRL 1,863,607	14.79	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	146	—	146	—
BRC	COP 2,419,147,717	8.23	1 day COP IBR	Receive	Quarterly	9/17/30	11,793	—	11,793	—
BRC	BRL 1,750,821	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	9,631	—	9,631	—
BRC	BRL 771,090	13.33	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(49)	—	—	(49)
BRC	BRL 3,577,000	13.34	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	934	—	934	—
BRC	BRL 13,256,236	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(23,346)	—	—	(23,346)
BRC	BRL 2,321,333	13.04	BRL-CDI 1 Day	Pay	At Maturity	1/2/31	(6,835)	—	—	(6,835)
MSC	COP 2,650,140,264	8.64	1 day COP IBR	Receive	Quarterly	4/4/30	685	—	685	—
								—	23,189	(1,596,282)
Total IRS Contracts								$518,524	$30,212,839	$(4,659,752)
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CBK- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	670	4.24%	12/19/25	$337	$337	$—
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	332	(1.00%)	12/19/25	129	129	—
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on JPMorgan Emerging Markets FX Volatility Carry Index	581	(1.00%)	12/19/25	114	114	—
=JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman Sachs Lexicon Long Short Index	714	(1.00%)	12/19/25	278	278	—
=DB- Receive variable amounts based on SOFR12M and pay quarterly payments based on Deutsche Bank Variable No- tional Long-Short Credit Index	930	(1.00%)	12/19/25	164	164	—
JPM- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	41,600	4.04%	12/19/25	(6,243)	—	(6,243)
JPM- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	74,549	4.44%	12/19/25	(3,803)	—	(3,803)
GS- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	30,843	4.14%	12/19/25	(4,691)	—	(4,691)
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(73,805)	3.55%	12/19/25	27,043	27,043	—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	82,163	3.99%	12/19/25	(12,246)	—	(12,246)
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	19,784	4.49%	12/19/25	(1,217)	—	(1,217)
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(55,655)	3.74%	12/19/25	$20,688	$20,688	$—
JPM- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	78,994	4.39%	12/19/25	8,736	8,736	—
Total TRS Contracts					$57,489	$(28,200)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Brazil
JPM - Paramount Skydance Corp. - Monthly	3,141	4.29%	10/10/2025		53,796	$5,632	$5,632	$—
JPM - Warner Bros Discovery, Inc. - Monthly	1,453	4.29%	10/10/2025		28,386	(9)	—	(9)
Netherlands
JPM - Adyen NV - Monthly	1,112	4.27%	10/10/2025		1,816,185	(34,117)	—	(34,117)
Saudi Arabia
JPM - Derayah Financial Co. - Monthly	10,647	4.84%	10/10/2025		72,193	17,805	17,805	—
JPM - flynas Co. SJSC - Monthly	7,774	4.84%	10/10/2025		155,401	3,802	3,802	—
JPM - Rasan Information Technology Co. - Monthly	12,256	4.84%	10/10/2025		309,675	24,978	24,978	—
Spain
JPM - Cirsa Enterprises SA - Monthly	10,694	2.19%	10/10/2025	EUR	194,334	398	398	—
JPM - Iberdrola SA - Monthly	21,900	4.35%	10/10/2025		403,443	10,645	10,645	—
Switzerland
JPM - SMG Swiss Marketplace Group AG - Monthly	339	4.35%	10/10/2025		19,605	(305)	—	(305)
United Arab Emirates
JPM - Emirates Integrated Telecommunications Co. PJSC - Monthly	111,139	4.84%	10/10/2025		279,151	(778)	—	(778)
JPM - Talabat Holding PLC - Monthly	611,299	4.84%	10/10/2025		203,045	(16,646)	—	(16,646)
United States
JPM - AMC Networks, Inc. - Monthly	20,226	4.29%	10/10/2025		159,988	6,675	6,675	—
JPM - Eagle Bancorp, Inc. - Monthly	3,766	4.29%	10/10/2025		74,604	1,544	1,544	—
JPM - Flagstar Financial, Inc. - Monthly	68,567	4.29%	10/10/2025		883,143	(91,194)	—	(91,194)
JPM - Informatica, Inc. - Monthly	6,868	4.29%	10/10/2025		170,189	412	412	—
Total Long Equities							$71,891	$(143,049)
Short Equities
Australia
JPM - Iluka Resources Ltd. - Monthly	(73,179)	3.84%	10/10/2025		(305,175)	(1,340)	—	(1,340)
JPM - Lynas Rare Earths Ltd. - Monthly	(31,172)	3.84%	10/10/2025		(294,533)	(52,199)	—	(52,199)
JPM - Mineral Resources Ltd. - Monthly	(39,302)	3.84%	10/10/2025		(974,118)	(95,774)	—	(95,774)
JPM - Northern Star Resources Ltd. - Monthly	(72,953)	3.84%	10/10/2025		(979,951)	(165,567)	—	(165,567)
JPM - SGH Ltd. - Monthly	(11,089)	3.84%	10/10/2025		(360,208)	(6,158)	—	(6,158)
JPM - Sigma Healthcare Ltd. - Monthly	(80,767)	3.84%	10/10/2025		(159,968)	1,241	1,241	—
JPM - Treasury Wine Estates Ltd. - Monthly	(16,768)	3.84%	10/10/2025		(84,000)	5,556	5,556	—
Brazil
CBK - Accelerant Holdings - Monthly	(5,245)	3.94%	10/22/2025		(84,235)	6,137	6,137	—
CBK - Alexandria Real Estate Equities, Inc. - Monthly	(8,935)	3.94%	10/22/2025		(767,427)	22,784	22,784	—
CBK - Amcor PLC - Monthly	(115,149)	3.94%	10/22/2025		(943,295)	1,376	1,376	—
CBK - Baxter International, Inc. - Monthly	(46,515)	3.94%	10/22/2025		(1,058,193)	(953)	—	(953)
CBK - Brown-Forman Corp. - Monthly	(18,279)	3.94%	10/22/2025		(491,157)	(3,838)	—	(3,838)
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Brazil (continued)
CBK - Builders FirstSource, Inc. - Monthly	(3,943)	3.94%	10/22/2025	(480,138)	$2,049	$2,049	$—
CBK - CH Robinson Worldwide, Inc. - Monthly	(13,793)	3.94%	10/22/2025	(1,847,903)	21,710	21,710	—
JPM - Cosan SA - Monthly	(54,456)	3.69%	10/10/2025	(74,802)	11,569	11,569	—
CBK - Cosan SA - Monthly	(48,386)	5.91%	10/22/2025	(56,040)	(144)	—	(144)
CBK - Dow, Inc. - Monthly	(9,064)	3.94%	10/22/2025	(210,013)	2,175	2,175	—
CBK - Elevance Health, Inc. - Monthly	(2,170)	3.94%	10/22/2025	(689,821)	(11,349)	—	(11,349)
CBK - Expand Energy Corp. - Monthly	(23,194)	3.94%	10/22/2025	(2,282,660)	(181,470)	—	(181,470)
CBK - Genuine Parts Co. - Monthly	(5,277)	3.94%	10/22/2025	(728,223)	(3,169)	—	(3,169)
CBK - Halliburton Co. - Monthly	(16,697)	3.94%	10/22/2025	(377,519)	(33,227)	—	(33,227)
CBK - Hapvida Participacoes e Investimentos SA - Monthly	(24,443)	3.79%	10/22/2025	(171,479)	6,834	6,834	—
CBK - International Paper Co. - Monthly	(59,276)	3.94%	10/22/2025	(2,736,132)	(14,275)	—	(14,275)
CBK - KeyCorp - Monthly	(46,466)	3.94%	10/22/2025	(869,910)	1,461	1,461	—
JPM - Localiza Rent a Car SA - Monthly	(3)	3.59%	10/10/2025	(21)	(2)	—	(2)
CBK - Lululemon Athletica, Inc. - Monthly	(3,361)	3.94%	10/22/2025	(585,119)	(12,904)	—	(12,904)
JPM - MBRF Global Foods Co. SA - Monthly	(27,731)	7.91%	10/10/2025	(115,907)	14,825	14,825	—
CBK - Molson Coors Beverage Co. - Monthly	(33,541)	3.94%	10/22/2025	(1,511,288)	(6,442)	—	(6,442)
JPM - Natura Cosmeticos SA - Monthly	(1,819)	0.96%	10/10/2025	(2,880)	(319)	—	(319)
CBK - Natura Cosmeticos SA - Monthly	(35,579)	3.69%	10/22/2025	(62,201)	(370)	—	(370)
JPM - NEXTDC Ltd. - Monthly	(15,844)	3.84%	10/10/2025	(172,248)	(5,141)	—	(5,141)
CBK - NIKE, Inc. - Monthly	(5,101)	3.94%	10/22/2025	(362,859)	7,166	7,166	—
CBK - Packaging Corp. of America - Monthly	(4,729)	3.94%	10/22/2025	(1,006,489)	(24,102)	—	(24,102)
CBK - PRIO SA - Monthly	(52,747)	3.79%	10/22/2025	(376,152)	(1,345)	—	(1,345)
CBK - Super Micro Computer, Inc. - Monthly	(23,083)	3.94%	10/22/2025	(1,081,900)	(24,699)	—	(24,699)
CBK - Synopsys, Inc. - Monthly	(3,315)	3.94%	10/22/2025	(1,696,027)	60,440	60,440	—
Canada
CBK - Bank of Montreal - Monthly	(14,086)	3.89%	10/22/2025	(1,826,899)	(8,623)	—	(8,623)
CBK - Brookfield Asset Management Ltd. - Monthly	(23,059)	3.89%	10/22/2025	(1,418,322)	106,061	106,061	—
JPM - Power Corp. of Canada - Monthly	(2,608)	3.84%	10/10/2025	(109,052)	(3,798)	—	(3,798)
CBK - Restaurant Brands International, Inc. - Monthly	(29,384)	3.89%	10/22/2025	(1,900,974)	15,939	15,939	—
Denmark
CBK - Novonesis Novozymes B - Monthly	(13,633)	3.83%	10/22/2025	(820,544)	(13,768)	—	(13,768)
CBK - Zealand Pharma AS - Monthly	(4,558)	3.83%	10/22/2025	(320,999)	(9,558)	—	(9,558)
Finland
CBK - Neste OYJ - Monthly	(25,421)	3.83%	10/22/2025	(480,755)	15,612	15,612	—
France
CBK - Alstom SA - Monthly	(19,846)	3.83%	10/22/2025	(501,130)	(14,270)	—	(14,270)
CBK - Kering SA - Monthly	(6,040)	4.09%	10/22/2025	(1,884,226)	(119,411)	—	(119,411)
CBK - Pernod Ricard SA - Monthly	(9,360)	3.83%	10/22/2025	(956,855)	38,824	38,824	—
JPM - Sartorius Stedim Biotech - Monthly	(1,293)	3.83%	10/10/2025	(264,469)	3,289	3,289	—
CBK - Teleperformance SE - Monthly	(3,539)	3.83%	10/22/2025	(261,465)	(1,710)	—	(1,710)
Germany
CBK - BASF SE - Monthly	(25,862)	3.83%	10/22/2025	(1,284,464)	(2,636)	—	(2,636)
CBK - Continental AG - Monthly	(4,137)	3.83%	10/22/2025	(272,529)	(48)	—	(48)
CBK - Puma SE - Monthly	(14,573)	3.83%	10/22/2025	(368,840)	6,804	6,804	—
Hong Kong
CBK - BeOne Medicines Ltd. - Monthly	(21,800)	4.04%	10/22/2025	(565,815)	(9,023)	—	(9,023)
CBK - China Construction Bank Corp. - Monthly	(782,000)	4.04%	10/22/2025	(749,799)	(1,858)	—	(1,858)
CBK - China Railway Group Ltd. - Monthly	(551,000)	3.94%	10/22/2025	(267,347)	(10,917)	—	(10,917)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	3.79%	10/10/2025	(4,588)	310	310	—
CBK - China Resources Power Holdings Co. Ltd. - Monthly	(333,450)	3.79%	10/22/2025	(768,184)	3,756	3,756	—
CBK - CRRC Corp. Ltd. - Monthly	(407,000)	3.79%	10/22/2025	(317,954)	4,151	4,151	—
JPM - HUTCHMED China Ltd. - Monthly	(14,500)	3.79%	10/10/2025	(47,166)	360	360	—
CBK - HUTCHMED China Ltd. - Monthly	(14,500)	3.44%	10/22/2025	(49,341)	2,536	2,536	—
CBK - JD Health International, Inc. - Monthly	(74,800)	3.79%	10/22/2025	(650,292)	11,095	11,095	—
CBK - Kuaishou Technology - Monthly	(67,600)	3.79%	10/22/2025	(643,814)	(91,087)	—	(91,087)
CBK - Li Auto, Inc. - Monthly	(96,900)	3.79%	10/22/2025	(1,242,263)	(20,358)	—	(20,358)
CBK - Meituan - Monthly	(19,600)	4.04%	10/22/2025	(256,333)	(6,866)	—	(6,866)
CBK - MMG Ltd. - Monthly	(744,000)	3.79%	10/22/2025	(563,031)	(82,309)	—	(82,309)
CBK - Postal Savings Bank of China Co. Ltd. - Monthly	(1,181,000)	3.79%	10/22/2025	(839,017)	10,399	10,399	—
JPM - Xinyi Glass Holdings Ltd. - Monthly	(30,108)	3.34%	10/10/2025	(33,752)	(1,146)	—	(1,146)
CBK - Xinyi Glass Holdings Ltd. - Monthly	(192,585)	3.34%	10/22/2025	(212,415)	(10,809)	—	(10,809)
Italy
CBK - Davide Campari-Milano NV - Monthly	(82,771)	3.59%	10/22/2025	(545,285)	23,442	23,442	—
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Italy (continued)
CBK - DiaSorin SpA - Monthly	(2,306)	3.83%	10/22/2025	(212,229)	$7,769	$7,769	$—
Japan
CBK - Dentsu Group, Inc. - Monthly	(23,700)	3.99%	10/22/2025	(532,232)	13,311	13,311	—
CBK - Disco Corp. - Monthly	(1,700)	3.99%	10/22/2025	(547,173)	12,521	12,521	—
CBK - DMG Mori Co. Ltd. - Monthly	(26,924)	3.84%	10/22/2025	(540,189)	(1,441)	—	(1,441)
CBK - Food & Life Cos. Ltd. - Monthly	(16,800)	3.94%	10/22/2025	(927,428)	48,491	48,491	—
CBK - Fujitsu Ltd. - Monthly	(47,300)	3.94%	10/22/2025	(1,176,552)	62,218	62,218	—
CBK - Harmonic Drive Systems, Inc. - Monthly	(17,000)	3.94%	10/22/2025	(352,959)	48,675	48,675	—
CBK - Ibiden Co. Ltd. - Monthly	(2,300)	3.99%	10/22/2025	(140,169)	445	445	—
CBK - IHI Corp. - Monthly	(24,500)	3.99%	10/22/2025	(381,537)	(75,710)	—	(75,710)
CBK - Japan Steel Works Ltd. - Monthly	(9,700)	3.94%	10/22/2025	(557,879)	(32,445)	—	(32,445)
CBK - JFE Holdings, Inc. - Monthly	(15,800)	3.99%	10/22/2025	(200,880)	6,806	6,806	—
CBK - Kadokawa Corp. - Monthly	(15,700)	3.94%	10/22/2025	(377,699)	(5,233)	—	(5,233)
CBK - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(5,100)	3.99%	10/22/2025	(186,741)	1,619	1,619	—
CBK - M3, Inc. - Monthly	(29,100)	3.99%	10/22/2025	(457,740)	(11,764)	—	(11,764)
CBK - MatsukiyoCocokara & Co. - Monthly	(21,200)	3.84%	10/22/2025	(432,717)	2,080	2,080	—
JPM - Mercari, Inc. - Monthly	(3)	3.84%	10/10/2025	(47)	1	1	—
CBK - Mercari, Inc. - Monthly	(33,237)	3.99%	10/22/2025	(511,218)	(311)	—	(311)
CBK - NEC Corp. - Monthly	(27,800)	3.99%	10/22/2025	(877,519)	(13,336)	—	(13,336)
CBK - Nippon Express Holdings, Inc. - Monthly	(800)	3.94%	10/22/2025	(18,322)	140	140	—
CBK - Oji Holdings Corp. - Monthly	(40,300)	3.99%	10/22/2025	(225,357)	4,897	4,897	—
CBK - Ono Pharmaceutical Co. Ltd. - Monthly	(44,100)	3.94%	10/22/2025	(512,001)	4,159	4,159	—
JPM - Rakuten Group, Inc. - Monthly	(62)	3.84%	10/10/2025	(383)	(19)	—	(19)
CBK - Ryohin Keikaku Co. Ltd. - Monthly	(26,700)	3.99%	10/22/2025	(538,261)	6,554	6,554	—
JPM - Sapporo Holdings Ltd. - Monthly	(5,300)	3.84%	10/10/2025	(265,874)	990	990	—
CBK - SBI Holdings, Inc. - Monthly	(8,200)	3.99%	10/22/2025	(360,728)	3,861	3,861	—
JPM - Sharp Corp. - Monthly	(36,000)	3.46%	10/10/2025	(213,442)	11,418	11,418	—
CBK - Sharp Corp. - Monthly	(7,000)	3.84%	10/22/2025	(40,524)	1,241	1,241	—
JPM - SUMCO Corp. - Monthly	(1,100)	3.84%	10/10/2025	(9,641)	(2,089)	—	(2,089)
CBK - SUMCO Corp. - Monthly	(39,900)	3.99%	10/22/2025	(425,792)	311	311	—
CBK - Toyota Industries Corp. - Monthly	(3,400)	3.99%	10/22/2025	(382,688)	120	120	—
CBK - Yakult Honsha Co. Ltd. - Monthly	(24,200)	3.99%	10/22/2025	(403,592)	8,973	8,973	—
CBK - Zensho Holdings Co. Ltd. - Monthly	(4,100)	3.99%	10/22/2025	(272,293)	4,144	4,144	—
Mexico
JPM - Alfa SAB de CV - Monthly	(184,946)	3.59%	10/10/2025	(140,051)	(8,301)	—	(8,301)
CBK - Alfa SAB de CV - Monthly	(70,895)	3.25%	10/22/2025	(56,260)	(608)	—	(608)
Netherlands
CBK - ABN AMRO Bank NV - Monthly	(10,154)	3.83%	10/22/2025	(318,316)	(6,540)	—	(6,540)
CBK - BE Semiconductor Industries NV - Monthly	(5,117)	3.83%	10/22/2025	(739,714)	(22,352)	—	(22,352)
CBK - IMCD NV - Monthly	(3,139)	3.83%	10/22/2025	(338,057)	13,747	13,747	—
Poland
CBK - ORLEN SA - Monthly	(18,691)	3.59%	10/22/2025	(425,168)	(19,757)	—	(19,757)
Republic of Korea
CBK - LG Energy Solution Ltd. - Monthly	(1,018)	4.41%	10/22/2025	(255,114)	2,981	2,981	—
JPM - POSCO Future M Co. Ltd. - Monthly	(1,782)	13.91%	10/10/2025	(170,178)	(12,080)	—	(12,080)
CBK - POSCO Future M Co. Ltd. - Monthly	(1,315)	6.91%	10/22/2025	(133,517)	(978)	—	(978)
Singapore
JPM - SATS Ltd. - Monthly	(74,600)	3.79%	10/10/2025	(190,842)	(5,208)	—	(5,208)
JPM - Seatrium Ltd. - Monthly	(120,600)	2.96%	10/10/2025	(221,043)	(533)	—	(533)
CBK - Seatrium Ltd. - Monthly	(214,500)	2.59%	10/22/2025	(390,668)	(3,429)	—	(3,429)
JPM - Sembcorp Industries Ltd. - Monthly	(29,300)	3.79%	10/10/2025	(139,927)	3,188	3,188	—
CBK - Sembcorp Industries Ltd. - Monthly	(32,500)	3.79%	10/22/2025	(152,794)	1,121	1,121	—
South Africa
JPM - Sasol Ltd. - Monthly	(72,785)	3.69%	10/10/2025	(520,145)	67,251	67,251	—
Spain
CBK - Grifols SA - Monthly	(32,257)	3.83%	10/22/2025	(452,258)	(14,507)	—	(14,507)
Sweden
JPM - Beijer Ref AB - Monthly	(10,430)	3.83%	10/10/2025	(183,714)	21,244	21,244	—
CBK - Beijer Ref AB - Monthly	(2,639)	3.83%	10/22/2025	(43,422)	2,313	2,313	—
Switzerland
JPM - Bachem Holding AG - Monthly	(1,028)	3.83%	10/10/2025	(80,442)	4,896	4,896	—
JPM - Barry Callebaut AG - Monthly	(487)	3.58%	10/10/2025	(693,217)	26,387	26,387	—
CBK - Clariant AG - Monthly	(18,096)	3.83%	10/22/2025	(169,183)	2,101	2,101	—
LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Switzerland (continued)
JPM - Georg Fischer AG - Monthly	(1,517)	3.83%	10/10/2025	(124,975)	$6,920	$6,920	$—
CBK - Georg Fischer AG - Monthly	(2,978)	3.83%	10/22/2025	(231,704)	(50)	—	(50)
CBK - Sandoz Group AG - Monthly	(11,405)	3.83%	10/22/2025	(691,787)	15,983	15,983	—
JPM - Swatch Group AG - Monthly	(552)	3.83%	10/10/2025	(102,251)	(1,382)	—	(1,382)
CBK - Swatch Group AG - Monthly	(2,452)	3.83%	10/22/2025	(469,608)	9,270	9,270	—
CBK - Temenos AG - Monthly	(7,385)	3.83%	10/22/2025	(599,249)	3,662	3,662	—
Taiwan
CBK - Chailease Holding Co. Ltd. - Monthly	(94,644)	3.74%	10/22/2025	(372,448)	26,204	26,204	—
JPM - Formosa Chemicals & Fibre Corp. - Monthly	(4,000)	3.64%	10/10/2025	(3,764)	(141)	—	(141)
CBK - Formosa Chemicals & Fibre Corp. - Monthly	(207,000)	3.44%	10/22/2025	(199,200)	(2,856)	—	(2,856)
CBK - Formosa Plastics Corp. - Monthly	(240,000)	1.79%	10/22/2025	(306,751)	3,188	3,188	—
CBK - Innolux Corp. - Monthly	(1,068,000)	3.74%	10/22/2025	(496,219)	(8,382)	—	(8,382)
United Kingdom
CBK - Barratt Redrow PLC - Monthly	(156,608)	3.84%	10/22/2025	(783,264)	(37,951)	—	(37,951)
CBK - Convatec Group PLC - Monthly	(111,646)	3.84%	10/22/2025	(349,559)	2,106	2,106	—
CBK - Entain PLC - Monthly	(12,419)	3.84%	10/22/2025	(144,371)	(1,574)	—	(1,574)
JPM - International Paper Co. - Monthly	(11,551)	3.59%	10/10/2025	(542,489)	15,078	15,078	—
JPM - JD Sports Fashion PLC - Monthly	(42,517)	3.84%	10/10/2025	(54,944)	450	450	—
CBK - JD Sports Fashion PLC - Monthly	(404,769)	3.84%	10/22/2025	(476,117)	(42,671)	—	(42,671)
CBK - Wise PLC - Monthly	(13,636)	3.84%	10/22/2025	(196,354)	6,545	6,545	—
United States
CBK - Align Technology, Inc. - Monthly	(3,387)	3.94%	10/22/2025	(441,818)	17,698	17,698	—
JPM - Atlantic Union Bankshares Corp. - Monthly	(1,685)	3.94%	10/10/2025	(59,817)	354	354	—
CBK - Axon Enterprise, Inc. - Monthly	(872)	3.94%	10/22/2025	(671,949)	46,167	46,167	—
CBK - Block, Inc. - Monthly	(20,297)	3.94%	10/22/2025	(1,568,041)	101,177	101,177	—
JPM - Brandywine Realty Trust - Monthly	(574)	3.94%	10/10/2025	(2,537)	144	144	—
BRC - Bullish - Monthly	(5,886)	2.13%	10/24/2025	(406,664)	32,255	32,255	—
JPM - Community Financial System, Inc. - Monthly	(1,576)	3.94%	10/10/2025	(94,922)	2,506	2,506	—
CBK - CoStar Group, Inc. - Monthly	(7,802)	3.94%	10/22/2025	(673,391)	15,136	15,136	—
JPM - CVB Financial Corp. - Monthly	(4,077)	3.94%	10/10/2025	(82,355)	5,259	5,259	—
CBK - Dollar Tree, Inc. - Monthly	(1,862)	3.94%	10/22/2025	(175,922)	205	205	—
JPM - Enphase Energy, Inc. - Monthly	(175)	3.94%	10/10/2025	(6,792)	598	598	—
CBK - FedEx Corp. - Monthly	(3,868)	3.94%	10/22/2025	(890,104)	(22,009)	—	(22,009)
CBK - First Solar, Inc. - Monthly	(3,433)	3.94%	10/22/2025	(752,514)	(4,566)	—	(4,566)
CBK - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(21,859)	3.71%	10/22/2025	(1,777,574)	2,842	2,842	—
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	3.50%	10/10/2025	(2,717,044)	2,192	2,192	—
JPM - Lamb Weston Holdings, Inc. - Monthly	(1,104)	3.94%	10/10/2025	(63,557)	(563)	—	(563)
CBK - Lamb Weston Holdings, Inc. - Monthly	(3,079)	3.94%	10/22/2025	(170,484)	(8,344)	—	(8,344)
CBK - Marvell Technology, Inc. - Monthly	(6,021)	3.94%	10/22/2025	(477,793)	(28,393)	—	(28,393)
CBK - MBRF Global Foods Co. SA - Monthly	(30,856)	3.68%	10/22/2025	(121,720)	9,248	9,248	—
CBK - Molina Healthcare, Inc. - Monthly	(4,513)	3.94%	10/22/2025	(820,779)	(42,828)	—	(42,828)
CBK - Norfolk Southern Corp. - Monthly	(3,176)	3.94%	10/22/2025	(923,901)	(30,201)	—	(30,201)
CBK - Norwegian Cruise Line Holdings Ltd. - Monthly	(57,708)	3.94%	10/22/2025	(1,465,206)	43,858	43,858	—
CBK - NU Holdings Ltd. - Monthly	(46,347)	3.94%	10/22/2025	(754,900)	12,885	12,885	—
CBK - Occidental Petroleum Corp. - Monthly	(9,406)	3.94%	10/22/2025	(430,419)	(14,015)	—	(14,015)
CBK - Pool Corp. - Monthly	(2,387)	3.94%	10/22/2025	(745,180)	5,043	5,043	—
JPM - Provident Financial Services, Inc. - Monthly	(5,739)	3.94%	10/10/2025	(114,206)	3,558	3,558	—
CBK - Quanta Services, Inc. - Monthly	(1,077)	3.94%	10/22/2025	(427,157)	(19,173)	—	(19,173)
CBK - Revvity, Inc. - Monthly	(6,361)	3.94%	10/22/2025	(546,578)	(10,964)	—	(10,964)
JPM - ServisFirst Bancshares, Inc. - Monthly	(1,384)	3.94%	10/10/2025	(119,674)	8,221	8,221	—
CBK - Smurfit WestRock PLC - Monthly	(29,234)	3.94%	10/22/2025	(1,269,878)	25,387	25,387	—
CBK - Solventum Corp. - Monthly	(3,161)	3.94%	10/22/2025	(233,155)	2,402	2,402	—
CBK - Starbucks Corp. - Monthly	(4,425)	3.94%	10/22/2025	(377,408)	3,053	3,053	—
CBK - Target Corp. - Monthly	(13,671)	3.94%	10/22/2025	(1,185,736)	(40,553)	—	(40,553)
LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CBK - Teledyne Technologies, Inc. - Monthly	(1,871)	3.94%	10/22/2025	(1,062,427)	$(34,053)	$—	$(34,053)
CBK - Truist Financial Corp. - Monthly	(5,181)	3.94%	10/22/2025	(235,166)	(1,710)	—	(1,710)
Total Short Equities						$1,233,468	$(1,642,002)
Total CFD Swap Contracts						$1,305,359	$(1,785,051)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[7] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[8] Date reflected is the next payment date. Contracts have an open-ended maturity date.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BIBOR–Budapest Interbank Offered Rate
BNP–BNP Paribas
BNY–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CIBC–Canadian Imperial Bank of Commerce
CLO–Collateralized Loan Obligation
LVIP BlackRock Global Allocation Fund–57

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CLP–Chilean Peso
CME–Chicago Mercantile Exchange
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COD–Certificates of Deposit
COP–Colombia Peso
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBR–Interbank Rate
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR06M–Prague Interbank Offered Rate 6 Month
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SGN–Societe Generale
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
LVIP BlackRock Global Allocation Fund–58

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SPDR–Standard & Poor’s Depositary Receipt
SSB–State Street Bank
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
THOR–Thai Overnight Repurchase Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSE–Tokyo Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
ZAR–South African Rand
LVIP BlackRock Global Allocation Fund–59